Schedule of Investments (unaudited) June 30, 2019	BlackRock Balanced Capital Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies — 88.3%

Equity Funds — 53.9%
Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC (b)	$649,288,297	$649,288,297

Fixed Income Funds — 34.4%
iShares Core U.S. Aggregate Bond ETF (b)	327,759	36,495,965
Master Total Return Portfolio of Master Bond LLC (b)	$378,849,928	378,849,928

		415,345,893

Total Investment Companies — 88.3% (Cost: $983,203,671)		1,064,634,190

Security	Shares	Value

Short-Term Securities — 11.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (a)(b)	133,701,660	$133,701,660

Total Short-Term Securities — 11.1% (Cost: $133,701,660)		133,701,660

Total Investments — 99.4% (Cost: $1,116,905,331)		1,198,335,850

Other Assets Less Liabilities — 0.6%		7,032,863

Net Assets — 100.0%		$1,205,368,713

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Sold	Shares/ Investment Value Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	35,209,999	98,491,661	(b)	—	133,701,660	$133,701,660	$1,408,551	$4,045	$—
BlackRock Total Factor Fund, Class K	97,858	2,833		(100,691)	—	—	27,388	(71,566)	58,602
iShares Core U.S. Aggregate Bond ETF	495,283	—		(167,524)	327,759	36,495,965	875,885	(409,726)	2,388,212
iShares Edge MSCI Multifactor USA Index Fund	101,935	54,510		(156,445)	—	—	54,691	36,079	(138,632)
Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC	$642,270,625	$7,017,672	(b)(c)	—	$649,288,297	649,288,297	7,256,365	10,275,600	(10,514,293)
Master Total Return Portfolio of Master Bond LLC	$349,932,169	$28,917,759	(b)(c)	—	$378,849,928	378,849,928	10,260,842	1,492,187	17,441,835

						$1,198,335,850	$19,883,722	$11,326,619	$9,235,724

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing a significant amount of its assets in Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objectives and strategies as the Fund. As of period end, the value of the investments and the percentage owned by the Fund of Master Advantage Large Cap Core Portfolio and Master Total Return Portfolio was $649,288,297 and $378,849,928, respectively and 18.5% and 2.6%, respectively.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (10 Year)	395	09/19/19	$50,548	$858,086
S&P 500 E-Mini Index	780	09/20/19	114,824	1,911,506

				2,769,592

Short Contracts
U.S. Ultra Treasury Bonds	186	09/19/19	33,027	(142,077)

				$2,627,515

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Balanced Capital Fund, Inc.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	53,319,006	USD	60,566,499	Bank of America N.A.	09/18/19	$454,859

Currency

EUR	Euro
USD	US Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund
S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Investment Companies(a)	$36,495,965	$—	$—	$36,495,965
Short-Term Securities	133,701,660	—	—	133,701,660

Subtotal	$170,197,625	$—	$—	170,197,625

Investments Valued at net asset value (“NAV”)(b)				1,028,138,225

Total Investments				$1,198,335,850

Derivative Financial Instruments(c)
Assets:
Equity contracts	$1,911,506	$—	$—	$1,911,506
Foreign currency exchange contracts	—	454,859	—	454,859
Interest rate contracts	858,086	—	—	858,086
Liabilities:
Interest rate contracts	(142,077)	—	—	(142,077)

	$2,627,515	$454,859	$—	$3,082,374

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

2

Schedule of Investments (unaudited) June 30, 2019	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.5%

Aerospace & Defense — 2.2%
Curtiss-Wright Corp.	62,347	$7,926,174
L3Harris Technologies, Inc.	109,535	20,716,355
Lockheed Martin Corp.	86,977	31,619,619
Raytheon Co.	107,725	18,731,223

		78,993,371

Auto Components — 0.0%
Dana, Inc.	70,459	1,404,952

Automobiles — 0.0%
Thor Industries, Inc.	25,356	1,482,058

Banks — 4.6%
Bank of America Corp.	658,500	19,096,500
Citizens Financial Group, Inc.	819,488	28,977,096
East West Bancorp, Inc.	99,086	4,634,252
First Republic Bank	130,827	12,775,257
JPMorgan Chase & Co.	725,734	81,137,061
Wells Fargo & Co.	215,802	10,211,751
Western Alliance Bancorp (a)	142,005	6,350,464

		163,182,381

Beverages — 1.3%
Keurig Dr Pepper, Inc.	23,186	670,075
Molson Coors Brewing Co., Class B	22,304	1,249,024
Monster Beverage Corp. (a)	131,695	8,406,092
PepsiCo, Inc.	256,794	33,673,397

		43,998,588

Biotechnology — 4.1%
AbbVie, Inc.	368,040	26,763,869
Amgen, Inc.	249,325	45,945,611
Celgene Corp. (a)	90,990	8,411,116
Gilead Sciences, Inc.	698,556	47,194,443
Regeneron Pharmaceuticals, Inc. (a)	35,588	11,139,044
Vertex Pharmaceuticals, Inc. (a)	35,309	6,474,964

		145,929,047

Building Products — 0.6%
Allegion PLC	196,102	21,679,076
AO Smith Corp.	15,534	732,583

		22,411,659

Capital Markets — 2.4%
Charles Schwab Corp.	1,143,742	45,966,991
Evercore, Inc., Class A	27,564	2,441,343
FactSet Research Systems, Inc.	18,637	5,340,619
Franklin Resources, Inc.	11,875	413,250
Morgan Stanley	402,374	17,628,005
TD Ameritrade Holding Corp.	250,614	12,510,651

		84,300,859

Chemicals — 1.9%
Air Products & Chemicals, Inc.	131,116	29,680,729
Dow, Inc.	296,084	14,599,902
DuPont de Nemours, Inc.	6,682	501,618
Ecolab, Inc.	54,838	10,827,215
LyondellBasell Industries NV, Class A	128,032	11,027,396

		66,636,860

Commercial Services & Supplies — 0.2%
ADT, Inc. (b)	152,686	934,438
Waste Connections, Inc.	19,183	1,833,511
Waste Management, Inc.	43,893	5,063,935

		7,831,884

Communications Equipment — 1.3%
Ciena Corp. (a)	107,008	4,401,239
Cisco Systems, Inc.	763,020	41,760,085
InterDigital, Inc.	9	580

		46,161,904

Security	Shares	Value

Construction & Engineering — 0.0%
MasTec, Inc. (a)	10,361	$533,902

Consumer Finance — 1.3%
American Express Co.	209,926	25,913,265
Discover Financial Services	250,004	19,397,810

		45,311,075

Containers & Packaging — 0.8%
Westrock Co.	723,524	26,386,920

Diversified Consumer Services — 0.1%
frontdoor, Inc. (a)	50,843	2,214,213
H&R Block, Inc.	40,580	1,188,994

		3,403,207

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (a)	329,107	70,155,739

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	1,035,921	59,182,167

Electric Utilities — 1.5%
Alliant Energy Corp.	36,583	1,795,494
Evergy, Inc.	110,285	6,633,643
IDACORP, Inc.	140,794	14,139,941
Pinnacle West Capital Corp.	173,241	16,300,246
Xcel Energy, Inc.	233,423	13,886,334

		52,755,658

Electrical Equipment — 1.3%
Generac Holdings, Inc. (a)	50,963	3,537,342
Hubbell, Inc.	44,757	5,836,313
Rockwell Automation, Inc.	213,849	35,034,882

		44,408,537

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	117,462	13,038,282
National Instruments Corp.	511,332	21,470,831

		34,509,113

Energy Equipment & Services — 0.4%
Halliburton Co.	550,451	12,517,256

Entertainment — 0.8%
Activision Blizzard, Inc.	119,780	5,653,616
Electronic Arts, Inc. (a)	7,289	738,084
Netflix, Inc. (a)	25,343	9,308,991
Take-Two Interactive Software, Inc. (a)	14,334	1,627,339
Viacom, Inc., Class A	1,651	56,299
Viacom, Inc., Class B	172,258	5,145,346
Zynga, Inc., Class A (a)	650,161	3,985,487

		26,515,162

Equity Real Estate Investment Trusts (REITs) — 4.0%
Equity LifeStyle Properties, Inc.	254,970	30,938,060
Outfront Media, Inc.	314,758	8,117,609
Park Hotels & Resorts, Inc.	520,808	14,353,468
Prologis, Inc.	552,146	44,226,895
RLJ Lodging Trust	479,431	8,505,106
Ryman Hospitality Properties, Inc.	53,779	4,360,939
Simon Property Group, Inc.	180,563	28,846,745

		139,348,822

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	48,862	12,912,272
Performance Food Group Co. (a)	283,177	11,335,575
Walmart, Inc.	75,868	8,382,655

		32,630,502

Food Products — 2.1%
Archer-Daniels-Midland Co.	386,024	15,749,779
General Mills, Inc.	504,719	26,507,842
Hershey Co.	181,523	24,329,528

1

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
JM Smucker Co.	48,285	$5,561,949
McCormick & Co., Inc., Non-Voting Shares	6,248	968,502

		73,117,600

Gas Utilities — 0.3%
Southwest Gas Holdings, Inc.	114,171	10,232,005

Health Care Equipment & Supplies — 2.1%
Danaher Corp.	22,306	3,187,974
DexCom, Inc. (a)	13,808	2,068,991
Hill-Rom Holdings, Inc.	14,380	1,504,436
Medtronic PLC	460,922	44,889,194
Stryker Corp.	115,197	23,682,199

		75,332,794

Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	107,598	9,173,805
Anthem, Inc.	49,057	13,844,376
Cigna Corp.	12,968	2,043,108
CVS Health Corp.	165,353	9,010,085
McKesson Corp.	31,030	4,170,122
UnitedHealth Group, Inc.	132,041	32,219,324

		70,460,820

Health Care Technology — 0.6%
Veeva Systems, Inc., Class A (a)	129,908	21,059,386

Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc. (a)	553	405,283
Darden Restaurants, Inc.	336,876	41,007,915
Domino’s Pizza, Inc.	36,438	10,139,967
Extended Stay America, Inc.	1,161,071	19,610,489
International Game Technology PLC	64,971	842,674
Las Vegas Sands Corp.	383,443	22,657,647
McDonald’s Corp.	41,674	8,654,023
Norwegian Cruise Line Holdings Ltd. (a)	52,555	2,818,525
Royal Caribbean Cruises Ltd.	73,053	8,854,754
Yum! Brands, Inc.	39,560	4,378,105

		119,369,382

Household Products — 0.8%
Church & Dwight Co., Inc.	256,042	18,706,429
Colgate-Palmolive Co.	88,572	6,347,955
Procter & Gamble Co.	38,478	4,219,113

		29,273,497

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	136,931	23,906,783
Roper Technologies, Inc.	3,713	1,359,923

		25,266,706

Insurance — 3.6%
Allstate Corp.	205,274	20,874,313
American Financial Group, Inc.	5,089	521,470
Arthur J. Gallagher & Co.	103,320	9,049,799
Cincinnati Financial Corp.	15,704	1,628,034
First American Financial Corp.	226,696	12,173,575
Lincoln National Corp.	114,962	7,409,301
Loews Corp.	245,204	13,405,303
MetLife, Inc.	83,267	4,135,872
Prudential Financial, Inc.	443,381	44,781,481
Travelers Cos., Inc.	63,771	9,535,040
Unum Group	78,682	2,639,781

		126,153,969

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A (a)	3,222	3,488,782
Alphabet, Inc., Class C (a)	39,290	42,468,954
Facebook, Inc., Class A (a)	367,780	70,981,540
Pinterest, Inc., Class A (a)	149,530	4,070,207
Twitter, Inc. (a)	9,544	333,086

		121,342,569

Security	Shares	Value

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc. (a)	64,085	$121,353,279
Etsy, Inc. (a)(b)	24,566	1,507,615

		122,860,894

IT Services — 7.0%
Amdocs Ltd.	25,133	1,560,508
Automatic Data Processing, Inc.	267,318	44,195,685
Booz Allen Hamilton Holding Corp.	87,370	5,784,768
Fidelity National Information Services, Inc.	290,893	35,686,753
First Data Corp., Class A (a)	69,923	1,892,816
GoDaddy, Inc., Class A (a)	299,057	20,978,849
International Business Machines Corp.	139,711	19,266,147
Paychex, Inc.	473,295	38,947,446
Square, Inc., Class A (a)	151,802	11,010,199
VeriSign, Inc. (a)	115,222	24,099,833
Visa, Inc., Class A	243,441	42,249,186

		245,672,190

Machinery — 3.5%
Caterpillar, Inc.	8,062	1,098,770
Crane Co.	444,923	37,124,375
Cummins, Inc.	20,927	3,585,632
IDEX Corp.	38,701	6,661,990
Oshkosh Corp.	106,436	8,886,342
PACCAR, Inc.	601,196	43,081,705
Snap-on, Inc.	130,900	21,682,276

		122,121,090

Media — 2.9%
CBS Corp., Class B, Non-Voting Shares	148,962	7,433,204
Comcast Corp., Class A	797,554	33,720,583
Fox Corp., Class A	52,889	1,937,853
Fox Corp., Class B	153,892	5,621,675
Interpublic Group of Cos., Inc.	1,637,888	36,999,890
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	107,663	4,070,738
Sinclair Broadcast Group, Inc., Class A	90,665	4,862,364
Sirius XM Holdings, Inc.	961,085	5,362,854
Tribune Media Co., Class A	11,252	520,067

		100,529,228

Multiline Retail — 0.5%
Target Corp.	220,152	19,067,365

Multi-Utilities — 1.2%
Avista Corp.	42,447	1,893,136
Black Hills Corp.	61,951	4,842,710
Consolidated Edison, Inc.	218,628	19,169,303
DTE Energy Co.	117,416	15,015,158

		40,920,307

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	58,782	4,147,658
Antero Midstream Corp.	224,390	2,571,509
Cabot Oil & Gas Corp.	107,120	2,459,475
Chevron Corp.	251,526	31,299,895
ConocoPhillips	796,277	48,572,897
EOG Resources, Inc.	64,506	6,009,379
Exxon Mobil Corp.	59,162	4,533,584
Phillips 66	35,399	3,311,222
Suncor Energy, Inc.	198,022	6,170,366
Valero Energy Corp.	63,111	5,402,933
Williams Cos., Inc.	118,383	3,319,459

		117,798,377

Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	50,795	9,301,072
Herbalife Nutrition Ltd. (a)	76,736	3,281,231
Nu Skin Enterprises, Inc., Class A	16,828	829,957

		13,412,260

2

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	475,262	$21,553,132
Jazz Pharmaceuticals PLC (a)	16,689	2,379,184
Johnson & Johnson	626,086	87,201,258
Merck & Co., Inc.	798,628	66,964,958

		178,098,532

Professional Services — 1.2%
CoStar Group, Inc. (a)	19,356	10,724,385
Insperity, Inc.	249,763	30,506,053
TriNet Group, Inc. (a)(b)	25,437	1,724,629

		42,955,067

Road & Rail — 0.8%
Landstar System, Inc.	89,921	9,710,569
Lyft, Inc., Class A (a)(b)	106,550	7,001,400
Ryder System, Inc.	38,063	2,219,073
Uber Technologies, Inc. (a)(b)	193,653	8,981,626

		27,912,668

Semiconductors & Semiconductor Equipment — 2.8%
Broadcom, Inc.	44,801	12,896,416
Cirrus Logic, Inc. (a)	120,374	5,260,344
Intel Corp.	396,091	18,960,876
NVIDIA Corp.	33,557	5,511,066
NXP Semiconductors NV	25,779	2,516,288
QUALCOMM, Inc.	147,007	11,182,822
Skyworks Solutions, Inc.	54,575	4,217,010
Texas Instruments, Inc.	196,961	22,603,244
Xilinx, Inc.	141,517	16,687,685

		99,835,751

Software — 7.1%
Adobe, Inc. (a)	127,011	37,423,791
Dropbox, Inc., Class A (a)(b)	100,718	2,522,986
Intuit, Inc.	67,336	17,596,917
Microsoft Corp.	688,738	92,263,342
Oracle Corp.	131,287	7,479,420
RingCentral, Inc., Class A (a)(b)	37,019	4,254,223
salesforce.com, Inc. (a)	336,486	51,055,021
ServiceNow, Inc. (a)(b)	103,779	28,494,600
Tableau Software, Inc., Class A (a)	9,173	1,522,901
Workday, Inc., Class A (a)	42,570	8,751,541

		251,364,742

Specialty Retail — 0.7%
Advance Auto Parts, Inc. (b)	67,976	10,477,821
AutoZone, Inc. (a)	3,008	3,307,206

Security	Shares	Value

Specialty Retail (continued)
Home Depot, Inc.	13,231	$2,751,651
O’Reilly Automotive, Inc. (a)	10,690	3,948,031
Penske Automotive Group, Inc.	30,736	1,453,813
Ulta Beauty, Inc. (a)	5,289	1,834,701

		23,773,223

Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc.	442,918	87,662,331
Dell Technologies, Inc., Class C (a)	265,315	13,478,002
HP Inc.	675,353	14,040,589

		115,180,922

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc. (a)	90,201	16,255,122
NIKE, Inc., Class B	260,114	21,836,570

		38,091,692

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd. (a)	74,177	3,485,577

Tobacco — 0.3%
Philip Morris International, Inc.	131,583	10,333,213

Water Utilities — 1.2%
American Water Works Co., Inc.	354,477	41,119,332

Total Long-Term Investments — 99.4% (Cost: $3,076,070,261)		3,496,132,781

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (c)(e)	33,217,718	33,217,718

SL Liquidity Series, LLC, Money Market Series, 2.55% (c)(d)(e)	23,978,629	23,985,822

Total Short-Term Investments — 1.6% (Cost: $57,202,737)		57,203,540

Total Investments — 101.0% (Cost: $3,133,272,998)		3,553,336,321

Liabilities in Excess of Other Assets — (1.0)%		(37,194,898)

Net Assets — 100.0%		$3,516,141,423

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	30,370,653	2,847,065	33,217,718	$33,217,718	$557,475		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	23,978,629	23,978,629	23,985,822	108,758	(b)	1,155	803

				$57,203,540	$666,233		$1,155	$803

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

S&P	Standard & Poor’s

3

Schedule of Investments (unaudited) (continued) June 30, 2019	Master Advantage Large Cap Core Portfolio

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	362	09/20/19	$53,290	$568,959

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$3,496,132,781	$—	$—	$3,496,132,781
Short-Term Securities	33,217,718	—	—	33,217,718

Subtotal	$3,529,350,499	$—	$—	$3,529,350,499

Investments Valued at Net Asset Value (“NAV”)(b)				23,985,822

Total Investments				$3,553,336,321

Derivative Financial Instruments(c)
Assets:
Equity contracts	$568,959	$—	$—	$568,959

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

4

Consolidated Schedule of Investments (unaudited) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 10.6%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (1 mo. LIBOR US + 0.340%), 2.74%, 04/25/36 (a)	USD	5,510	$2,980,940
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.720%), 3.12%, 12/25/33 (a)		581	572,307
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.140%), 2.54%, 07/25/36 (a)		407	324,326
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.130%), 2.53%, 05/25/37 (a)		2,792	772,141
ACIS CLO Ltd., Series 2014-4A, Class A, (3 mo. LIBOR US + 1.420%), 4.00%, 05/01/26 (a)(b)		2,320	2,324,505
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.100%), 3.70%, 07/15/26 (a)(b)		3,729	3,729,823
AIMCO CLO, Series 2017-AA, Class A, (3 mo. LIBOR US + 1.260%), 3.85%, 07/20/29 (a)(b)		500	500,408
Ajax Mortgage Loan Trust:
Series 2017-D, Class A, 3.75%, 12/25/57 (b)		10,480	10,768,393
Series 2017-D, Class B, 0.00%, 12/25/57 (b)(c)(d)		1,771	796,855
Series 2018-A, Class A, 3.85%, 04/25/58 (b)(c)		10,344	10,178,177
Series 2018-A, Class B, 0.00%, 04/25/58 (b)(c)(d)		2,685	1,557,227
Series 2018-B, Class A, 3.75%, 02/26/57 (b)(c)		6,766	6,758,149
Series 2018-B, Class B, 0.00%, 02/26/57 (b)(c)		3,360	940,837
Series 2018-D, Class A, 3.75%, 08/25/58 (b)(c)(d)		11,522	11,493,470
Series 2018-D, Class B, 0.00%, 08/25/58 (b)(c)(d)		2,865	1,604,435
Series 2018-E, Class A, 4.38%, 06/25/58 (b)(d)		4,907	4,961,605
Series 2018-E, Class B, 5.25%, 06/25/58 (b)(d)		840	865,138
Series 2018-E, Class C, 0.00%, 06/25/58 (b)(c)(d)		2,157	643,962
Series 2018-F, Class A, 4.38%, 11/25/58 (b)(c)(d)		17,064	17,192,150
Series 2018-F, Class B, 5.25%, 11/25/58 (b)(c)(d)		2,415	2,387,861
Series 2018-F, Class C, 0.00%, 11/25/58 (b)(c)		5,843	2,829,898
Series 2018-G, Class A, 4.38%, 06/25/57 (b)(c)(d)		15,840	15,841,828
Series 2018-G, Class B, 5.25%, 06/25/57 (b)(c)(d)		2,042	2,005,448
Series 2018-G, Class C, 0.00%, 06/25/57 (b)(c)		5,273	4,890,958
Series 2019-A, Class A, 3.75%, 08/25/57 (b)(d)		16,695	16,777,879
Series 2019-A, Class B, 5.25%, 08/25/57 (b)(c)(d)		1,720	1,684,912
Series 2019-A, Class C, 0.00%, 08/25/57 (b)		4,323	3,492,785
Series 2019-B, Class A, 3.75%, 01/25/59 (b)(d)		27,337	27,494,531
Series 2019-B, Class B, 5.25%, 01/25/59 (b)(d)		2,845	2,788,183

Security	Par (000)		Value
Ajax Mortgage Loan Trust: (continued)
Series 2019-B, Class C, 0.00%, 01/25/59 (b)(c)	USD	7,315	$5,290,939
Series 2019-C, Class A, 3.95%, 10/25/58 (b)(c)(d)		7,549	7,581,279
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.080%), 3.67%, 10/21/28 (a)(b)		3,790	3,786,105
Allegro CLO IV Ltd.:
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.150%), 0.00%, 01/15/30 (a)(b)		6,640	6,640,000
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.700%), 0.00%, 01/15/30 (a)(b)		2,530	2,530,000
Allegro CLO V Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.240%), 3.84%, 10/16/30 (a)(b)		1,100	1,102,814
ALM V Ltd.:
Series 2012-5A, Class A1R3, (3 mo. LIBOR US + 0.910%), 3.51%, 10/18/27 (a)(b)		4,410	4,405,861
Series 2012-5A, Class A2R3, (3 mo. LIBOR US + 1.250%), 3.85%, 10/18/27 (a)(b)		1,600	1,572,976
Series 2012-5A, Class BR3, (3 mo. LIBOR US + 1.650%), 4.25%, 10/18/27 (a)(b)		2,140	2,116,496
ALM VI Ltd., Series 2012-6A, Class A2R3, (3 mo. LIBOR US + 1.400%), 4.00%, 07/15/26 (a)(b)		1,514	1,502,965
ALM VII Ltd.:
Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.170%), 0.00%, 07/15/29 (a)(b)(c)		750	750,000
Series 2012-7A, Class A1R, (3 mo. LIBOR US + 1.480%), 4.08%, 10/15/28 (a)(b)		500	500,493
ALM VII R Ltd., Series 2013-7RA, Class A1R, (3 mo. LIBOR US + 1.410%), 4.01%, 10/15/28 (a)(b)		2,970	2,969,023
ALM VIII Ltd.:
Series 2013-8A, Class A1R, (3 mo. LIBOR US + 1.490%), 4.09%, 10/15/28 (a)(b)		9,310	9,308,663
Series 2013-8A, Class A2R, (3 mo. LIBOR US + 1.800%), 4.40%, 10/15/28 (a)(b)		600	599,182
ALM XII Ltd.:
Series 2015-12A, Class A1R2, (3 mo. LIBOR US + 0.890%), 3.49%, 04/16/27 (a)(b)		1,300	1,297,284
Series 2015-12A, Class BR2, (3 mo. LIBOR US + 1.650%), 4.25%, 04/16/27 (a)(b)		3,635	3,612,414
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.500%), 4.10%, 07/15/27 (a)(b)		6,284	6,263,744
Series 2015-16A, Class BR2, (3 mo. LIBOR US + 1.900%), 4.50%, 07/15/27 (a)(b)		2,060	2,027,622
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.650%), 4.25%, 01/15/28 (a)(b)		750	750,076
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (3 mo. LIBOR US + 2.800%), 5.40%, 10/15/28 (a)(b)		720	719,602
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.250%), 3.83%, 11/02/30 (a)(b)		750	748,562

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.200%), 3.75%, 11/10/30 (a)(b)	USD	540	$537,676
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.260%), 3.84%, 07/24/29 (a)(b)		2,620	2,633,210
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 3.83%, 07/25/29 (a)(b)		6,220	6,225,832
Anchorage Capital CLO 3-R Ltd.:
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.050%), 3.63%, 01/28/31 (a)(b)		2,120	2,106,077
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.500%), 4.08%, 01/28/31 (a)(b)		3,600	3,561,926
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.850%), 4.43%, 01/28/31 (a)(b)		500	482,782
Anchorage Capital CLO 4-R Ltd.:
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.050%), 3.63%, 01/28/31 (a)(b)		5,330	5,293,733
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.850%), 4.43%, 01/28/31 (a)(b)		3,760	3,659,787
Anchorage Capital CLO 5-R Ltd.:
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 4.05%, 01/15/30 (a)(b)		9,200	9,069,846
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 4.45%, 01/15/30 (a)(b)		3,540	3,438,386
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, ( 3 mo. LIBOR US + 1.270%), 3.87%, 07/15/30 (a)(b)		4,010	4,001,984
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 3.90%, 10/15/27 (a)(b)		3,470	3,453,556
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 4.30%, 10/15/27 (a)(b)		2,880	2,848,646
Anchorage Capital CLO 8 Ltd.:
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.000%), 3.58%, 07/28/28 (a)(b)		2,430	2,425,215
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.600%), 4.18%, 07/28/28 (a)(b)		2,800	2,781,023
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.85%, 10/13/30 (a)(b)		2,755	2,744,375
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 4.75%, 10/13/30 (a)(b)		1,410	1,395,559
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.080%), 3.68%, 04/15/31 (a)(b)		2,402	2,387,845
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.010%), 3.60%, 04/20/31 (a)(b)		1,080	1,067,634
Apidos CLO XVI, Series 2013-16A, Class A1R, (3 mo. LIBOR US + 0.980%), 3.57%, 01/19/25 (a)(b)		491	491,111
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.140%), 3.73%, 10/22/30 (a)(b)		880	876,717
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (1 mo. LIBOR US + 0.990%), 3.38%, 12/15/27 (a)(b)		3,740	3,737,413
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.990%), 3.38%, 08/15/27 (a)(b)		1,660	1,661,393
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 3.77%, 10/15/30 (a)(b)		1,150	1,148,460

Security	Par (000)		Value
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, ( 1 mo. LIBOR US + 0.480%), 2.88%, 05/25/35 (a)	USD	4,250	$3,684,474
ASSURANT CLO I Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.700%), 4.29%, 10/20/29 (a)(b)		900	896,871
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.240%), 3.76%, 05/28/30 (a)(b)		4,010	4,010,813
Atrium XII:
Series 12A, Class AR, (3 mo. LIBOR US + 0.830%), 3.42%, 04/22/27 (a)(b)		1,620	1,616,359
Series 12A, Class CR, (3 mo. LIBOR US + 1.650%), 4.24%, 04/22/27 (a)(b)		2,381	2,357,289
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.100%), 3.68%, 04/25/26 (a)(b)		20,642	20,659,552
Avery Point V CLO Ltd.:
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.980%), 3.57%, 07/17/26 (a)(b)		2,677	2,678,627
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.500%), 4.09%, 07/17/26 (a)(b)		2,250	2,241,054
Avery Point VI CLO Ltd.:
Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.050%), 3.62%, 08/05/27 (a)(b)		3,960	3,956,059
Series 2015-6A, Class BR, (3 mo. LIBOR US + 1.500%), 4.07%, 08/05/27 (a)(b)		3,240	3,217,147
Avery Point VII CLO Ltd., Series 2015-7A, Class AR, (3 mo. LIBOR US + 1.140%), 3.54%, 01/15/28 (a)(b)		7,480	7,480,000
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 05/15/48 (b)		105	104,918
Series 2015-2, Class A, 3.34%, 11/15/48 (b)		550	550,366
Babson CLO Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 3.78%, 10/20/30 (a)(b)		2,590	2,581,442
Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.400%), 3.99%, 01/20/31 (a)(b)		610	596,449
Bain Capital Credit CLO, Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.080%), 3.67%, 07/19/31 (a)(b)		1,420	1,407,957
BankAmerica Manufactured Housing Contract Trust:
Series 1997-2, Class B1, 7.07%, 02/10/22 (d)		1,680	1,328,358
Series 1998-2, Class B1, 7.93%, 12/10/25 (d)		2,790	1,685,157
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.950%), 3.54%, 07/20/29 (a)(b)		1,085	1,078,703
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.040%), 3.63%, 07/17/28 (a)(b)		3,450	3,440,023
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.78%, 01/24/29 (a)(b)		22,870	22,876,948
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 3.40%, 05/28/39 (a)(b)		6,415	5,922,121
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 3.70%, 05/28/39 (a)(b)		616	519,164
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.40%, 02/28/40 (a)(b)		2,779	2,691,495

2

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Bayview Financial Revolving Asset Trust: (continued)
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 3.40%, 12/28/40 (a)(b)	USD	1,083	$1,023,705
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 06/15/30 (d)		1,674	577,825
Series 2000-A, Class A3, 7.83%, 06/15/30 (d)		1,554	554,348
Series 2000-A, Class A4, 8.29%, 06/15/30 (d)		1,121	423,379
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.400%), 3.79%, 12/15/35 (a)(b)		4,680	4,690,260
Bear Stearns Asset-Backed Securities I Trust:
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.725%), 4.13%, 08/25/34 (a)		243	243,154
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 3.08%, 12/25/35 (a)		1,711	2,224,833
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.170%), 2.57%, 09/25/36 (a)		3,357	3,927,132
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.170%), 2.57%, 05/25/35 (a)		1,188	1,265,451
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.160%), 2.56%, 01/25/37 (a)		694	681,591
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 2.72%, 03/25/37 (a)		1,034	723,486
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.140%), 2.54%, 03/25/37 (a)		1,000	988,759
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 2.54%, 03/25/37 (a)		1,829	1,902,413
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.250%), 2.65%, 04/25/37 (a)		1,114	1,181,696
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 2.75%, 04/25/37 (a)		6,189	5,277,013
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 3.60%, 01/25/36 (a)		129	129,037
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 3.60%, 01/25/36 (a)(b)		24	24,415
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (3 mo. LIBOR US + 1.750%), 4.35%, 07/15/29 (a)(b)		250	249,505
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R, (3 mo. LIBOR US + 1.250%), 3.84%, 07/20/29 (a)(b)		750	753,547
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3 mo. LIBOR US + 1.250%), 3.84%, 01/20/29 (a)(b)		7,830	7,848,815
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.090%), 3.68%, 04/20/31 (a)(b)		1,450	1,441,262
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.240%), 3.84%, 10/18/29 (a)(b)		12,030	12,007,163

Security	Par (000)		Value
Benefit Street Partners CLO VI Ltd.: (continued)
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.720%), 4.32%, 10/18/29 (a)(b)	USD	3,320	$3,306,847
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (3 mo. LIBOR US + 0.780%), 3.38%, 07/18/27 (a)(b)		2,790	2,781,423
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.100%), 3.69%, 01/20/31 (a)(b)		1,250	1,241,328
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1, (3 mo. LIBOR US + 1.490%), 4.09%, 01/15/29 (a)(b)		1,000	1,000,625
BlueMountain CLO Ltd.:
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.230%), 3.82%, 01/20/29 (a)(b)		4,012	4,014,520
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.77%, 10/22/30 (a)(b)		6,370	6,363,594
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.000%), 3.59%, 04/20/31 (a)(b)		2,550	2,533,051
Bowman Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.180%), 3.70%, 11/23/25 (a)(b)		4,837	4,847,008
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.890%), 3.49%, 01/18/29 (a)(b)		1,490	1,482,546
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.000%), 3.60%, 01/15/31 (a)(b)		1,880	1,864,066
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.970%), 3.56%, 04/17/31 (a)(b)		3,170	3,125,686
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.500%), 4.09%, 04/20/27 (a)(b)		750	746,711
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.000%), 4.59%, 04/20/27 (a)(b)		1,160	1,161,129
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.600%), 4.18%, 07/28/28 (a)(b)		2,220	2,219,097
Carlyle U.S. CLO Ltd.:
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.450%), 4.04%, 10/20/27 (a)(b)		750	741,552
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.180%), 3.78%, 01/15/30 (a)(b)		4,620	4,606,303
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 2.52%, 10/25/36 (a)		900	696,197
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 2.56%, 10/25/36 (a)		2,994	2,327,777
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.080%), 2.48%, 10/25/36 (a)		760	585,093
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.420%), 2.82%, 01/25/36 (a)		610	472,521
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 2.64%, 08/25/36 (a)		2,003	1,566,153
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 2.56%, 10/25/36 (a)		975	904,143
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.150%), 2.55%, 01/25/37 (a)		3,978	3,282,765
Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.62%, 10/25/36 (a)		1,440	993,510

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 3.84%, 07/20/30 (a)(b)	USD	6,050	$6,035,937
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.750%), 4.34%, 10/17/29 (a)(b)		2,955	2,949,458
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 3.82%, 10/17/29 (a)(b)		3,780	3,781,658
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 4.29%, 10/17/29 (a)(b)		1,000	992,350
C-BASS Trust:
Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.160%), 2.56%, 10/25/36 (a)		646	497,152
Series 2007-CB1, Class AF4, 3.57%, 01/25/37 (e)		431	189,766
Cedar Funding II CLO Ltd.:
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.230%), 3.68%, 06/09/30 (a)(b)		1,511	1,509,827
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.750%), 4.20%, 06/09/30 (a)(b)		2,450	2,443,288
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, ( 3 mo. LIBOR US + 1.230%), 3.82%, 07/23/30 (a)(b)		3,790	3,789,204
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, ( 3 mo. LIBOR US + 0.980%), 3.57%, 04/20/31 (a)(b)		940	931,675
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, ( 3 mo. LIBOR US + 1.100%), 3.69%, 07/17/31 (a)(b)		1,880	1,869,684
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, ( 3 mo. LIBOR US + 1.090%), 3.68%, 10/20/28 (a)(b)		15,035	15,026,382
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 3.84%, 10/17/30 (a)(b)		16,520	16,506,690
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.700%), 4.29%, 10/17/30 (a)(b)		2,628	2,604,397
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.250%), 4.84%, 10/17/30 (a)(b)		750	735,063
Cent CLO Ltd.:
Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.67%, 10/15/26 (a)(b)		4,000	4,000,665
Series C17A, Class A1AR, (3 mo. LIBOR US + 1.030%), 3.61%, 04/30/31 (a)(b)		7,620	7,537,201
CIFC Funding Ltd.:
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 4.35%, 07/16/30 (a)(b)		500	498,527
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.130%), 3.72%, 10/17/30 (a)(b)		25,820	25,777,890
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.780%), 3.38%, 04/15/27 (a)(b)		770	768,833
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.700%), 4.30%, 04/15/27 (a)(b)		4,620	4,577,329
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.700%), 4.29%, 04/23/29 (a)(b)		2,410	2,404,607
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.000%), 3.60%, 04/18/31 (a)(b)		1,834	1,813,844
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.02%, 06/25/37 (e)		2,830	2,753,995
Citigroup Mortgage Loan Trust:
Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 2.72%, 11/25/36 (a)		3,007	2,650,539

Security	Par (000)		Value
Citigroup Mortgage Loan Trust: (continued)
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.200%), 2.60%, 05/25/37 (a)	USD	7,147	$5,263,398
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 2.67%, 05/25/37 (a)		3,247	2,413,764
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22 (b)(d)		29,302	29,685,991
Conseco Finance Corp.:
Series 1997-3, Class M1, 7.53%, 03/15/28 (d)		1,774	1,779,052
Series 1997-6, Class M1, 7.21%, 01/15/29 (d)		327	333,156
Series 1998-4, Class M1, 6.83%, 04/01/30 (d)		353	322,237
Series 1998-8, Class A1, 6.28%, 09/01/30		874	927,294
Series 1998-8, Class M1, 6.98%, 09/01/30 (d)		2,589	2,289,509
Series 1999-5, Class A5, 7.86%, 03/01/30 (d)		1,490	1,061,182
Series 1999-5, Class A6, 7.50%, 03/01/30 (d)		1,090	750,214
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.500%), 4.89%, 11/15/32 (a)		2,038	1,997,628
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29 (d)		1,611	715,513
Series 2000-4, Class A5, 7.97%, 05/01/32		5,484	2,317,439
Series 2000-4, Class A6, 8.31%, 05/01/32 (d)		1,377	606,515
Series 2000-5, Class A6, 7.96%, 05/01/31		2,297	1,288,368
Series 2000-5, Class A7, 8.20%, 05/01/31		4,190	2,417,005
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, (1 mo. LIBOR US + 0.620%), 3.02%, 09/25/33 (a)		572	563,720
Series 2004-5, Class A, (1 mo. LIBOR US + 0.900%), 3.30%, 10/25/34 (a)		597	590,849
Series 2005-16, Class 1AF, 5.69%, 05/25/36 (d)		3,922	3,897,318
Series 2005-16, Class 2AF3, 5.67%, 05/25/36 (d)		863	878,126
Series 2005-17, Class 1AF4, 6.05%, 05/25/36 (e)		2,886	2,924,576
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.56%, 09/25/46 (a)		255	251,589
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.150%), 2.55%, 03/25/47 (a)		278	273,284
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.56%, 12/25/35 (a)		684	675,868
Series 2006-S10, Class A3, (1 mo. LIBOR US + 0.320%), 2.72%, 10/25/36 (a)		5,769	5,546,025
Series 2006-S3, Class A4, 6.66%, 01/25/29 (e)		494	545,064
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.220%), 2.62%, 12/25/25 (a)		170	190,297
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 2.66%, 03/15/34 (a)		829	791,056
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31 (d)		1,750	1,869,700

4

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.43%, 12/25/36 (e)	USD	473	$433,845
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)(e)		852	875,961
Series 2006-SL1, Class A2, 6.06%, 09/25/36 (b)(e)		3,158	462,567
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.340%), 2.74%, 07/25/37 (a)(b)		680	462,362
Cumberland Park CLO Ltd., Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.800%), 4.39%, 07/20/28 (a)(b)		1,190	1,164,647
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35		569	616,875
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.69%, 12/15/33 (a)(b)		936	891,084
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.190%), 2.58%, 05/15/35 (a)(b)		438	412,975
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.58%, 05/15/35 (a)(b)(c)		257	247,767
Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 2.63%, 12/15/35 (a)(b)		1,069	1,043,517
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.180%), 2.57%, 05/15/35 (a)		606	586,818
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.57%, 05/15/36 (a)		3,485	3,384,701
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.150%), 2.54%, 11/15/36 (a)		2,021	1,660,692
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		7,692	8,084,137
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.180%), 3.77%, 10/20/30 (a)(b)		1,000	994,507
Dorchester Park CLO DAC, Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.450%), 4.04%, 04/20/28 (a)(b)		3,064	3,030,416
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 3.72%, 01/15/31 (a)(b)		18,720	18,715,938
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3 mo. LIBOR US + 1.020%), 3.62%, 04/15/31 (a)(b)		250	248,528
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 3.50%, 10/15/27 (a)(b)		11,030	11,006,661
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.850%), 4.45%, 10/15/27 (a)(b)		1,340	1,329,761
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.900%), 3.50%, 04/15/29 (a)(b)		1,170	1,162,348
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.72%, 08/15/30 (a)(b)		9,085	9,061,737
Elm CLO Ltd.:
Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.170%), 0.00%, 01/17/29 (a)(b)		15,650	15,650,000

Security	Par (000)		Value
Elm CLO Ltd.: (continued)
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.750%), 0.00%, 01/17/29 (a)(b)	USD	1,950	$1,950,000
Emerson Park CLO Ltd., Series 2013-1A, Class B1R, (3 mo. LIBOR US + 1.450%), 4.05%, 07/15/25 (a)(b)		1,000	999,223
Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28 (b)(c)(d)		1,451	1,435,329
First Franklin Mortgage Loan Trust:
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.050%), 3.45%, 10/25/34 (a)		1,000	923,979
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.120%), 2.52%, 10/25/36 (a)		2,772	2,260,741
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 2.54%, 12/25/36 (a)		13,311	7,719,182
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 2.55%, 12/25/36 (a)		19,014	16,672,239
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.80%, 01/25/36 (a)		2,781	1,627,905
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.890%), 3.49%, 04/15/27 (a)(b)		2,750	2,751,027
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.54%, 02/25/37 (a)		7,126	5,466,338
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (3 mo. LIBOR US + 1.200%), 3.80%, 10/15/30 (a)(b)		1,350	1,344,454
Galaxy XXIX CLO Ltd.:
Series 2018-29A, Class B, (3 mo. LIBOR US + 1.400%), 3.92%, 11/15/26 (a)(b)		250	248,416
Series 2018-29A, Class C, (3 mo. LIBOR US + 1.680%), 4.20%, 11/15/26 (a)(b)		1,470	1,457,992
GE-WMC Asset-Backed Pass-Through Certificates:
Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 2.65%, 12/25/35 (a)		384	382,609
Series 2005-2, Class M1, (1 mo. LIBOR US + 0.440%), 2.84%, 12/25/35 (a)		4,950	2,919,615
GLG Ore Hill CLO Ltd., Series 2013-1A, Class A, (3 mo. LIBOR US + 1.120%), 3.72%, 07/15/25 (a)(b)		110	110,149
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.110%), 3.69%, 10/29/29 (a)(b)		1,830	1,827,182
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (d)		870	928,762
Series 1999-5, Class M2, 9.23%, 12/15/29 (d)		1,167	983,668
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 3.94%, 03/15/27 (a)(b)		1,010	1,006,948
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.350%), 2.75%, 12/25/35 (a)		836	366,491
Series 2006-4, Class 1A1, 4.06%, 03/25/36 (d)		3,037	2,635,523
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.070%), 2.47%, 03/25/36 (a)		15	7,467
Series 2007-2, Class AF3, 5.92%, 03/25/37 (d)		523	179,291

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
GSAMP Trust:
Series 2006-FM3, Class A1, (1 mo. LIBOR US + 0.140%), 2.54%, 11/25/36 (a)	USD	5,519	$3,230,262
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 2.60%, 01/25/47 (a)		1,027	630,705
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.250%), 4.65%, 02/25/47 (a)		1,300	1,339,724
Halcyon Loan Advisors Funding Ltd.:
Series 2013-2A, Class A, (3 mo. LIBOR US + 1.200%), 3.78%, 08/01/25 (a)(b)		130	129,711
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.130%), 3.73%, 04/18/26 (a)(b)		101	101,344
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.080%), 3.66%, 07/25/27 (a)(b)		13,570	13,552,696
Highbridge Loan Management Ltd.:
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.250%), 3.85%, 07/18/31 (a)(b)		750	748,735
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.000%), 3.57%, 02/05/31 (a)(b)		11,390	11,289,471
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.180%), 3.70%, 03/15/27 (a)(b)		500	491,423
Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.55%, 05/25/37 (a)		2,490	2,069,639
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 4.43%, 07/25/34 (a)		606	609,536
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.190%), 2.59%, 04/25/37 (a)		2,077	1,564,652
Series 2007-B, Class 2A3, (1 mo. LIBOR US + 0.200%), 2.60%, 07/25/37 (a)		3,362	2,300,420
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36 (e)		2,577	803,379
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.720%), 3.11%, 04/15/36 (a)		1,158	1,076,636
Home Partners of America Trust, Series 2016-2, Class A, ( 1 mo. LIBOR US + 1.150%), 3.54%, 10/17/33 (a)(b)		779	779,572
HPS Loan Management Ltd., Series 14A-19, Class A1, ( 3 mo. LIBOR US + 1.270%), 3.54%, 07/25/30 (a)(b)		1,300	1,299,386
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.140%), 3.73%, 10/19/28 (a)(b)		4,820	4,815,003
Invitation Homes Trust:
Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.000%), 3.39%, 07/17/37 (a)(b)		2,881	2,872,733
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.000%), 4.39%, 07/17/37 (a)(b)		2,468	2,472,074
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37 (b)(e)		637	632,055
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.270%), 2.67%, 05/25/36 (a)		1,170	1,130,825
Kayne CLO II Ltd.:
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.84%, 10/15/31 (a)(b)		500	498,757
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.900%), 4.50%, 10/15/31 (a)(b)		250	248,052
KKR CLO 16 Ltd., Series 16, Class A1R, (3 mo. LIBOR US + 1.250%), 3.69%, 01/20/29 (a)(b)		7,421	7,420,960

Security	Par (000)		Value
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 3.66%, 01/20/31 (a)(b)	USD	8,120	$8,076,050
LCM XX LP:
Series 20A, Class AR, (3 mo. LIBOR US + 1.040%), 3.63%, 10/20/27 (a)(b)		3,740	3,739,623
Series 20A, Class BR, (3 mo. LIBOR US + 1.550%), 4.14%, 10/20/27 (a)(b)		250	248,263
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.880%), 3.47%, 04/20/28 (a)(b)		3,430	3,414,825
LCM XXIV Ltd., Series 24A, Class A, (3 mo. LIBOR US + 1.310%), 3.90%, 03/20/30 (a)(b)		500	500,968
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 01/25/59 (b)(e)		2,765	2,763,813
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40 (d)		4,583	4,840,429
Series 2002-A, Class C, 0.00%, 06/15/33		448	375,349
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 2.49%, 06/25/37 (a)(b)		484	350,047
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 12/22/25 (b)		14,346	14,306,514
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)(c)		3,463	3,450,113
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.130%), 3.52%, 05/15/28 (a)(b)		7,580	7,579,984
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.56%, 11/25/36 (a)		3,718	1,665,167
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.62%, 11/25/36 (a)		2,209	1,001,265
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.180%), 2.58%, 03/25/46 (a)		6,861	5,495,274
Series 2006-4, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.56%, 05/25/36 (a)		10,858	4,754,760
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 2.66%, 05/25/36 (a)		8,135	3,657,581
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.55%, 06/25/36 (a)		4,026	2,229,790
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.56%, 08/25/36 (a)		6,777	3,510,350
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.56%, 09/25/36 (a)		3,018	1,254,029
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.51%, 10/25/36 (a)		1,595	681,065
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.56%, 10/25/36 (a)		10,156	4,378,436
Series 2006-9, Class 2A4, (1 mo. LIBOR US + 0.230%), 2.63%, 10/25/36 (a)		1,606	701,329
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 5.65%, 03/25/32 (a)		1,445	1,468,878
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR2, (3 mo. LIBOR US + 1.220%), 3.66%, 01/20/29 (a)(b)		10,710	10,710,336

6

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Madison Park Funding X Ltd.: (continued)
Series 2012-10A, Class BR2, (3 mo. LIBOR US + 1.800%), 4.24%, 01/20/29 (a)(b)	USD	250	$249,958
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3 mo. LIBOR US + 1.160%), 3.75%, 07/23/29 (a)(b)		4,830	4,830,522
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.950%), 3.54%, 04/19/30 (a)(b)		7,780	7,753,219
Madison Park Funding XIX Ltd.:
Series 2015-19A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.75%, 01/22/28 (a)(b)		5,420	5,421,502
Series 2015-19A, Class A2R, (3 mo. LIBOR US + 1.750%), 4.25%, 01/22/28 (a)(b)		1,000	1,000,085
Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, (3 mo. LIBOR US + 1.900%), 4.49%, 04/20/26 (a)(b)		500	500,247
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.78%, 10/21/30 (a)(b)		14,970	14,941,768
Madison Park Funding XXIII Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.210%), 3.79%, 07/27/30 (a)(b)		250	249,797
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 3.78%, 07/29/30 (a)(b)		11,115	11,118,080
Marathon CRE Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 1.150%), 3.54%, 06/15/28 (a)(b)		1,780	1,779,997
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.180%), 3.78%, 12/18/30 (a)(b)		2,000	1,990,215
Mariner CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.110%), 3.69%, 04/25/31 (a)(b)		3,550	3,526,775
Mariner CLO LLC, Series 2017-4A, Class A, (3 mo. LIBOR US + 1.210%), 3.80%, 10/26/29 (a)(b)		1,800	1,795,618
Mariner Finance Issuance Trust:
Series 2019-AA, Class A, 2.96%, 07/20/32 (b)		14,870	14,867,196
Series 2019-AA, Class B, 3.51%, 07/20/32 (b)		2,420	2,419,504
Series 2019-AA, Class C, 4.01%, 07/20/32 (b)		2,150	2,149,874
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 2.66%, 06/25/36 (a)(b)		1,837	1,648,292
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 2.55%, 06/25/36 (a)		5,904	3,320,000
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 2.68%, 05/25/37 (a)		1,318	1,150,818
MASTR Specialized Loan Trust, Series 2006-3, Class A, ( 1 mo. LIBOR US + 0.260%), 2.66%, 06/25/46 (a)(b)		568	541,146
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 2.64%, 05/25/37 (a)		2,043	1,545,836
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 2.66%, 08/25/37 (a)		402	190,114

Security	Par (000)		Value
Merrill Lynch Mortgage Investors Trust: (continued)
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.090%), 2.49%, 06/25/37 (a)	USD	957	$285,133
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.970%), 3.56%, 04/21/31 (a)(b)		2,020	1,989,139
Morgan Stanley ABS Capital I, Inc. Trust:
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.600%), 3.00%, 12/25/34 (a)		820	818,412
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.870%), 3.27%, 09/25/35 (a)		3,946	2,088,595
Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 2.53%, 11/25/36 (a)		13,511	8,069,452
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.320%), 2.72%, 07/25/37 (a)		1,301	1,243,271
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.600%), 4.19%, 07/20/24 (a)(b)		4,047	4,047,860
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.250%), 3.84%, 10/20/30 (a)(b)		2,820	2,807,653
MP CLO VII Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.080%), 3.68%, 10/18/28 (a)(b)		490	487,032
MP CLO VIII Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.910%), 3.49%, 10/28/27 (a)(b)		5,910	5,900,490
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.420%), 4.00%, 10/28/27 (a)(b)		3,250	3,218,807
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (1 mo. LIBOR US + 0.180%), 2.58%, 06/25/37 (a)		202	201,661
Navient Private Education Loan Trust:
Series 2014-AA, Class B, 3.50%, 08/15/44 (b)		6,000	6,089,045
Series 2014-CTA, Class B, (1 mo. LIBOR US + 1.750%), 4.14%, 10/17/44 (a)(b)		8,550	8,603,634
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (3 mo. LIBOR US + 0.850%), 3.45%, 01/15/28 (a)(b)		1,200	1,195,624
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.800%), 3.40%, 01/15/28 (a)(b)		1,000	994,332
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 3.77%, 10/18/30 (a)(b)		5,520	5,519,037
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.80%, 10/25/36 (a)(b)		311	290,593
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.870%), 3.46%, 10/20/27 (a)(b)		500	499,661
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/20 (d)		776	566,684
Series 2001-D, Class A4, 6.93%, 09/15/31 (d)		493	412,174
Series 2002-B, Class M1, 7.62%, 06/15/32 (d)		4,427	3,764,470

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
OCP CLO Ltd.:
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.080%), 3.67%, 04/26/31 (a)(b)	USD	660	$654,093
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.820%), 3.41%, 10/26/27 (a)(b)		820	817,519
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.850%), 4.44%, 10/26/27 (a)(b)		1,120	1,114,424
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.120%), 3.72%, 10/18/28 (a)(b)		7,806	7,796,904
Series 2016-12A, Class A2R, (3 mo. LIBOR US + 1.600%), 4.20%, 10/18/28 (a)(b)		500	494,840
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.260%), 3.86%, 07/15/30 (a)(b)		9,170	9,174,709
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.950%), 4.47%, 11/20/30 (a)(b)		500	486,922
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%), 3.56%, 04/16/31 (a)(b)		7,300	7,220,694
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 3.78%, 01/20/31 (a)(b)		1,310	1,305,964
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.100%), 3.70%, 04/15/26 (a)(b)		1,451	1,451,805
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.020%), 3.61%, 07/17/30 (a)(b)		3,580	3,537,427
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.000%), 3.58%, 01/25/31 (a)(b)		7,240	7,160,980
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.850%), 4.45%, 07/15/27 (a)(b)		1,380	1,366,507
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.130%), 3.73%, 03/20/25 (a)(b)		11,430	11,403,626
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (3 mo. LIBOR US + 0.900%), 3.50%, 10/18/26 (a)(b)		2,579	2,577,305
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 1.010%), 3.60%, 10/20/25 (a)(b)		206	206,502
OHA Loan Funding Ltd.:
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.040%), 3.56%, 05/23/31 (a)(b)		5,315	5,268,845
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.410%), 3.93%, 08/15/29 (a)(b)		3,185	3,193,293
Series 2016-1A, Class B1, (3 mo. LIBOR US + 1.800%), 4.39%, 01/20/28 (a)(b)		300	299,942
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.640%), 3.04%, 07/25/33 (a)		915	907,780
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.54%, 02/25/37 (a)		1,335	969,962
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.210%), 2.61%, 03/25/37 (a)		2,360	1,626,140
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37 (e)		2,971	2,852,513

Security	Par (000)		Value
Option One Mortgage Loan Trust: (continued)
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37 (e)	USD	7,558	$7,238,308
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37 (e)		12,638	12,861,608
Origen Manufactured Housing Contract Trust:
Series 2001-A, Class M1, 7.82%, 03/15/32 (d)		1,522	1,534,272
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.200%), 3.59%, 10/15/37 (a)(b)(c)		2,311	2,267,873
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.00%, 01/25/37 (e)		1,990	1,901,978
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.84%, 10/22/30 (a)(b)		13,285	13,244,782
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 4.29%, 10/22/30 (a)(b)		2,120	2,098,980
OZLM Funding Ltd., Series 2012-1A, Class A2R2, (3 mo. LIBOR US + 1.850%), 4.44%, 07/22/29 (a)(b)		495	495,240
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.200%), 4.79%, 10/17/29 (a)(b)		1,160	1,132,844
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.700%), 4.30%, 01/15/29 (a)(b)		5,770	5,736,071
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.220%), 3.82%, 11/22/30 (a)(b)		2,160	2,160,970
OZLM XV Ltd.:
Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 4.08%, 01/20/29 (a)(b)		4,740	4,739,291
Series 2016-15A, Class A2A, (3 mo. LIBOR US + 2.100%), 4.69%, 01/20/29 (a)(b)		1,940	1,938,085
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.900%), 4.49%, 01/20/31 (a)(b)		930	899,344
Palmer Square CLO Ltd.:
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 3.72%, 01/17/31 (a)(b)		4,548	4,525,443
Series 2015-1A, Class A1R2, (3 mo. LIBOR US + 1.220%), 3.74%, 05/21/29 (a)(b)(c)		10,965	10,965,000
Series 2015-1A, Class A2R2, (3 mo. LIBOR US + 1.650%), 4.17%, 05/21/29 (a)(b)(c)		2,460	2,460,000
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.63%, 04/18/31 (a)(b)		3,360	3,329,411
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.100%), 3.70%, 07/16/31 (a)(b)		4,820	4,789,293
Series 2018-3A, Class A2, (3 mo. LIBOR US + 1.350%), 3.87%, 08/15/26 (a)(b)		3,323	3,306,766
Palmer Square Loan Funding Ltd.:
, (3 mo. LIBOR US + 1.600%), 0.00%, 08/20/27 (a)		2,110	2,110,000
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.300%), 3.90%, 10/15/25 (a)(b)		6,400	6,365,839
Parallel Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.850%), 3.44%, 07/20/27 (a)(b)		3,990	3,985,444
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.750%), 4.34%, 07/20/27 (a)(b)		1,150	1,115,260

8

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Park Avenue Institutional Advisers CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.220%), 3.75%, 11/14/29 (a)(b)	USD	6,970	$6,953,680
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.700%), 4.23%, 11/14/29 (a)(b)		2,940	2,924,591
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22 (b)(e)		162	163,681
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 06/12/32 (b)		1,717	1,715,985
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		500	505,470
Series 2017-SFR1, Class A, 2.77%, 08/17/34 (b)		2,642	2,658,273
Series 2018-SFR1, Class F, 4.78%, 03/17/35 (b)		1,620	1,652,204
Series 2018-SFR2, Class E, 4.66%, 08/17/35 (b)		870	901,816
Series 2018-SFR2, Class F, 4.95%, 08/17/35 (b)		1,030	1,059,510
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, ( 3 mo. LIBOR US + 1.210%), 3.81%, 10/15/30 (a)(b)		3,730	3,733,239
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.100%), 3.68%, 07/25/31 (a)(b)		5,550	5,504,640
Regatta Funding LP, Series 2013-2A, Class A1R2, (3 mo. LIBOR US + 1.250%), 3.75%, 01/15/29 (a)(b)		1,300	1,300,308
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.080%), 3.67%, 07/20/28 (a)(b)		10,290	10,271,279
Riserva CLO Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.140%), 3.54%, 10/18/28 (a)(b)(c)		4,670	4,670,000
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 3.97%, 04/15/29 (a)(b)		9,130	9,129,918
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.800%), 4.40%, 04/15/29 (a)(b)		3,870	3,862,890
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 4.35%, 10/15/29 (a)(b)		6,049	6,019,336
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 4.90%, 10/15/29 (a)(b)		940	928,333
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 3.78%, 10/20/30 (a)(b)		9,076	9,065,740
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.62%, 04/20/31 (a)(b)		2,910	2,877,048
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.090%), 3.69%, 01/15/30 (a)(b)		2,020	2,005,653
RR 6 Ltd., Series 2019-6A, Class A1A, (3 mo. LIBOR US + 1.250%), 3.63%, 04/15/30 (a)(b)		9,840	9,840,000
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.300%), 2.70%, 08/25/36 (a)		417	408,502
SCOF-2 Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.180%), 3.78%, 07/15/28 (a)(b)		2,780	2,787,502
Securitized Asset-Backed Receivables LLC Trust:
Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 2.59%, 11/25/36 (a)(b)		2,886	1,688,853
Series 2006-WM4, Class A2A, (1 mo. LIBOR US + 0.080%), 2.48%, 11/25/36 (a)		1,396	533,477

Security	Par (000)		Value
Securitized Asset-Backed Receivables LLC Trust: (continued)
Series 2006-WM4, Class A2C, (1 mo. LIBOR US + 0.160%), 2.56%, 11/25/36 (a)	USD	4,182	$1,621,424
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.350%), 2.75%, 04/25/37 (a)(b)		716	707,620
Seneca Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.120%), 3.71%, 07/17/26 (a)(b)		263	262,875
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.160%), 2.56%, 07/25/36 (a)		980	301,325
Silver Creek CLO Ltd.:
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 3.83%, 07/20/30 (a)(b)		3,920	3,917,944
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.300%), 4.89%, 07/20/30 (a)(b)		500	494,896
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.400%), 2.81%, 06/15/33 (a)		2,280	2,249,730
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.330%), 2.74%, 03/15/24 (a)		9,519	9,488,640
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.270%), 2.68%, 12/15/39 (a)		569	555,489
SLM Private Education Loan Trust:
Series 2013-A, Class B, 2.50%, 03/15/47 (b)		437	436,693
Series 2013-B, Class B, 3.00%, 05/16/44 (b)		2,095	2,093,630
Series 2013-C, Class A2B, (1 mo. LIBOR US + 1.400%), 3.79%, 10/15/31 (a)(b)		33	32,786
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40 (b)		2,480	2,536,211
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.66%, 01/26/31 (a)(b)		500	494,579
Sound Point CLO XI Ltd., Series 2016-1A, Class CR, (3 mo. LIBOR US + 2.250%), 4.84%, 07/20/28 (a)(b)		440	439,356
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class A, (3 mo. LIBOR US + 1.530%), 4.12%, 01/23/29 (a)(b)		7,330	7,329,300
Series 2016-3A, Class C, (3 mo. LIBOR US + 2.650%), 5.24%, 01/23/29 (a)(b)		1,000	1,000,256
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.390%), 3.98%, 01/23/29 (a)(b)		1,240	1,239,610
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.800%), 4.39%, 01/21/31 (a)(b)		500	483,322
Sound Point CLO XXIII, Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.400%), 3.88%, 04/15/32 (a)(b)		19,610	19,618,597
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 3.20%, 01/25/35 (a)		58	57,267
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 3.85%, 01/15/30 (a)(b)		4,140	4,132,676
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.800%), 4.40%, 01/15/30 (a)(b)		1,630	1,583,120

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31 (b)	USD	324	$322,590
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.70%, 01/25/35 (a)		568	562,423
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 3.63%, 10/15/25 (a)(b)		2,445	2,445,596
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.880%), 3.48%, 04/15/28 (a)(b)		3,620	3,605,162
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 3.73%, 11/17/30 (a)(b)		3,290	3,291,575
Thacher Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.160%), 3.75%, 10/20/26 (a)(b)		478	478,622
THL Credit Wind River CLO Ltd.:
Series 2012-1A, Class BR2, (3 mo. LIBOR US + 1.450%), 0.00%, 01/15/26 (a)(b)		920	920,000
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.050%), 3.65%, 07/15/28 (a)(b)		4,880	4,876,695
TIAA CLO II Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.280%), 3.87%, 04/20/29 (a)(b)		2,340	2,343,321
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.150%), 3.75%, 01/16/31 (a)(b)		1,467	1,456,002
TICP CLO I Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.800%), 3.39%, 07/20/27 (a)(b)		1,000	996,243
TICP CLO VI Ltd., Series 2016-6A, Class BR, (3 mo. LIBOR US + 1.700%), 4.08%, 01/15/29 (a)(b)		5,360	5,353,300
Towd Point Mortgage Trust:
Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.000%), 3.40%, 05/25/58 (a)(b)		2,197	2,209,349
Series 2019-SJ2, Class A2, 4.25%, 11/25/58 (b)(c)(d)		3,280	3,378,480
Series 2019-SJ2, Class M1, 4.50%, 11/25/58 (b)(c)(d)		8,260	8,585,641
Tricon American Homes Trust:
Series 2017-SFR2, Class F, 5.10%, 01/17/36 (b)		2,010	2,088,880
Series 2018-SFR1, Class E, 4.56%, 05/17/37 (b)		890	931,109
Series 2018-SFR1, Class F, 4.96%, 05/17/37 (b)		610	633,007
Venture CLO Ltd.:
Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.070%), 3.67%, 07/18/31 (a)(b)		1,480	1,467,380
Series 2018-35A, Class AS, (3 mo. LIBOR US + 1.150%), 3.74%, 10/22/31 (a)(b)		2,810	2,806,666
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.220%), 3.82%, 10/15/29 (a)(b)		9,820	9,855,464
Venture XXIV CLO Ltd., Series 2016-24A, Class A1D, (3 mo. LIBOR US + 1.420%), 4.01%, 10/20/28 (a)(b)		3,168	3,171,085
Vericrest Opportunity Loan Trust:
Series 2019-NPL2, Class A1, 3.97%, 02/25/49 (b)(e)		1,542	1,556,036

Security	Par (000)	Value
Vericrest Opportunity Loan Trust: (continued)
Series 2019-NPL3, Class A1, 3.97%, 03/25/49 (b)(e)	USD 9,539	$9,607,687
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 4.14%, 01/20/29 (a)(b)	2,480	2,479,703
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.270%), 3.86%, 09/15/30 (a)(b)	1,750	1,740,639
Voya CLO Ltd.:
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.500%), 4.09%, 07/23/27 (a)(b)	780	772,876
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 3.73%, 10/15/30 (a)(b)	6,640	6,620,388
Series 2019-1A, Class A, (3 mo. LIBOR US + 1.170%), 3.81%, 04/15/29 (a)(b)	10,580	10,588,681
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.130%), 2.53%, 07/25/37 (a)(b)	1,825	1,721,874
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.58%, 09/25/36 (a)	5,327	2,492,331
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 2.56%, 10/25/36 (a)	2,113	1,708,843
Series 2007-HE2, Class 2A2, (1 mo. LIBOR US + 0.220%), 2.62%, 02/25/37 (a)	5,495	2,382,544
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.65%, 04/25/37 (a)	9,773	5,142,417
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 2.76%, 04/25/37 (a)	1,050	561,389
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 3.91%, 04/20/29 (a)(b)	2,160	2,159,114
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.950%), 4.54%, 01/17/31 (a)(b)	750	729,934
West CLO Ltd., Series 2013-1A, Class A1AR, (3 mo. LIBOR US + 1.160%), 3.73%, 11/07/25 (a)(b)	685	685,225
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.210%), 3.68%, 07/20/28 (a)(b)	5,610	5,610,327
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.80%, 06/25/37 (a)(b)	2,565	1,074,735
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.750%), 4.34%, 10/20/29 (a)(b)	2,480	2,469,037
York CLO-4 Ltd., Series 2016-2A, Class A, (3 mo. LIBOR US + 1.630%), 4.22%, 01/20/30 (a)(b)	3,380	3,394,737

Total Asset-Backed Securities — 10.6% (Cost: $1,578,063,092)		1,563,345,758

10

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks — 0.3%

Diversified Financial Services — 0.0%
Pure Acquisition Corp. (f)		900	$9,126

Diversified Telecommunication Services — 0.0%
Intelsat SA (f)		35,775	695,824

Energy Equipment & Services — 0.0%
Liberty Oilfield Services, Inc., Class A		105,933	1,713,996
Vantage Drilling Co. (f)		311,000	3,514

			1,717,510

Entertainment — 0.0%
Sciplay Corp. (f)		70,707	969,393

Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.		16,247	2,196,107

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp. (f)		726,605	8,588,471
Golden Entertainment, Inc. (f)		35,439	496,146
International Game Technology PLC		43,375	562,574
Scientific Games Corp. (f)		17,182	340,547
Target Hospitality Corp. (f)(g)		236,970	2,156,427

			12,144,165

Household Durables — 0.1%
Beazer Homes USA, Inc. (f)		50,435	484,680
Century Communities, Inc. (f)		78,526	2,087,221
M/I Homes, Inc. (f)		26,738	763,103
Taylor Morrison Home Corp. (f)		133,681	2,801,954
William Lyon Homes, Class A (f)		93,411	1,702,883

			7,839,841

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Energy Corp.		44,033	996,907

IT Services — 0.0%
Everi Holdings, Inc. (f)		51,332	612,391

Media — 0.0%
Altice USA, Inc., Class A (f)		114,636	2,791,387

Metals & Mining — 0.0%
Northern Graphite Corp. (f)		99,612	10,649

Oil, Gas & Consumable Fuels — 0.1%
Centennial Resource Development, Inc. (f)		82,800	628,452
Diamondback Energy, Inc.		30,633	3,338,078
Rattler Midstream LP (f)		309,124	5,993,914
Sunoco LP		136,638	4,274,037

			14,234,481

Total Common Stocks — 0.3% (Cost: $42,075,458)			44,217,781

	Par (000)

Corporate Bonds — 36.3%

Aerospace & Defense — 1.5%
Airbus SE, 3.95%, 04/10/47 (b)	USD	4,240	4,592,386
Arconic, Inc.:
6.15%, 08/15/20		4,555	4,714,552
5.40%, 04/15/21		312	323,423
BAE Systems Holdings, Inc.:
3.80%, 10/07/24 (b)		595	622,817
3.85%, 12/15/25 (b)		10,355	10,824,295
4.75%, 10/07/44 (b)		259	287,230
Boeing Co.:
3.83%, 03/01/59		1,980	1,983,246
3.60%, 05/01/34		2,540	2,648,461
3.38%, 06/15/46		980	937,175
General Dynamics Corp., 3.75%, 05/15/28		3,690	4,038,911

Security	Par (000)		Value

Aerospace & Defense (continued)
L3 Technologies, Inc.:
4.95%, 02/15/21	USD	250	$258,327
3.85%, 06/15/23		16,190	16,892,866
3.85%, 12/15/26		9,052	9,475,257
4.40%, 06/15/28		1,200	1,310,523
L3Harris Technologies, Inc.:
2.70%, 04/27/20		1,299	1,300,333
3.83%, 04/27/25		14	14,726
4.40%, 06/15/28		10,818	11,820,320
6.15%, 12/15/40		80	103,161
5.05%, 04/27/45		4,280	5,019,008
Lockheed Martin Corp.:
2.90%, 03/01/25		1,370	1,408,650
3.55%, 01/15/26		1,596	1,696,240
3.60%, 03/01/35		22,498	23,460,145
4.50%, 05/15/36		632	725,163
4.07%, 12/15/42		7,840	8,673,691
3.80%, 03/01/45		1,252	1,332,624
Northrop Grumman Corp.:
2.93%, 01/15/25		10,230	10,419,219
3.25%, 01/15/28		10,826	11,113,194
4.75%, 06/01/43		592	684,414
3.85%, 04/15/45		2,310	2,380,569
4.03%, 10/15/47		6,975	7,440,664
Raytheon Co.:
7.20%, 08/15/27		2,353	3,080,111
7.00%, 11/01/28		7,205	9,387,934
4.70%, 12/15/41		2,609	3,040,985
4.20%, 12/15/44		1,700	1,867,982
Textron, Inc.:
3.65%, 03/15/27		2,985	3,057,404
3.90%, 09/17/29		5,526	5,762,478
TransDigm, Inc., 6.00%, 07/15/22		252	254,520
United Technologies Corp.:
3.35%, 08/16/21		358	365,908
1.95%, 11/01/21		13,880	13,768,233
3.10%, 06/01/22		31	31,715
4.13%, 11/16/28		14,025	15,407,887
5.40%, 05/01/35		2,411	2,915,892
6.13%, 07/15/38		4,600	6,100,745
4.50%, 06/01/42		9,185	10,391,430

			221,934,814

Air Freight & Logistics — 0.1%
FedEx Corp.:
3.90%, 02/01/35		2,104	2,114,980
3.88%, 08/01/42		13,238	12,433,185
GLP China Holdings Ltd., 4.97%, 02/26/24		925	968,650
United Parcel Service, Inc.:
3.40%, 03/15/29		4,975	5,259,513
4.88%, 11/15/40		350	409,696
XPO Logistics, Inc., 6.50%, 06/15/22 (b)		100	102,000

			21,288,024

Airlines — 0.8%
Air Canada Pass-Through Trust:
Series 2015, Class 2B, 5.00%, 06/15/25 (b)		1,426	1,488,180
Series 2017-1, Class B, 3.70%, 07/15/27 (b)		24	23,693
Series 2017, Class 1AA, 3.30%, 07/15/31 (b)		2,143	2,159,260
American Airlines Group, Inc.:
5.50%, 10/01/19 (b)		312	313,404
4.63%, 03/01/20 (b)		3,144	3,163,650
5.00%, 06/01/22 (b)		5,635	5,805,740
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 04/01/24		77	78,718
Series 2015-1, Class B, 3.70%, 11/01/24		767	771,088
Series 2015-2, Class B, 4.40%, 03/22/25		6,656	6,837,023
Series 2016-1, Class B, 5.25%, 07/15/25		4,438	4,678,682
4.00%, 12/15/25		2,006	2,006,000
Series 2017-1, Class B, 4.95%, 08/15/26		1,421	1,485,926

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Airlines (continued)
American Airlines Pass-Through Trust: (continued)
Series 2017-2, Class B, 3.70%, 04/15/27	USD	1,699	$1,692,243
Series 2016-3, Class B, 3.75%, 04/15/27		82	82,977
3.50%, 12/15/27		5,099	5,099,000
Series 2015-2, Class AA, 3.60%, 03/22/29		1,127	1,164,060
Series 2016-2, Class AA, 3.20%, 12/15/29		1,994	2,009,654
Series 2016-3, Class AA, 3.00%, 04/15/30		4,504	4,493,826
Series 2017-1, Class AA, 3.65%, 08/15/30		1,573	1,630,582
Series 2017-2, Class AA, 3.35%, 04/15/31		1,957	1,977,811
American Airlines, Inc.:
Series 2019-1C, 4.13%, 06/15/22		15,927	15,927,000
Series 2011-1B, 4.87%, 04/22/25 (c)		1,342	1,375,651
ANA Holdings, Inc.:
0.00%, 09/16/22 (h)(i)	JPY	10,000	91,882
0.00%, 09/19/24 (h)(i)		60,000	552,256
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20	USD	383	367,756
Continental Airlines Pass-Through Trust, 6.25%, 10/11/21		29	29,973
Delta Air Lines Pass-Through Trust, 3.20%, 10/25/25		4,265	4,416,997
Delta Air Lines, Inc., 2.88%, 03/13/20		26,462	26,494,138
Gol Finance, Inc., 7.00%, 01/31/25 (b)		3,123	3,044,925
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28 (b)		1,507	1,373,706
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 10/11/23		424	436,701
Series 2014-2, Class B, 4.63%, 03/03/24		523	538,460
Series 2016-2, Class B, 3.65%, 04/07/27		266	266,692
Series 2016-1, Class B, 3.65%, 07/07/27		311	311,081
Series 2018-1, Class B, 4.60%, 09/01/27		2,223	2,306,475
Series 2015-1, Class AA, 3.45%, 06/01/29		774	793,685
Series 2016-1, Class AA, 3.10%, 01/07/30		299	300,667
Series 2016-2, Class AA, 2.88%, 04/07/30		1,922	1,902,685
Series 2018-1, Class AA, 3.50%, 09/01/31		1,317	1,345,614
Series 2019-1, Class AA, 4.15%, 02/25/33		2,760	2,961,500
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 12/03/22		147	155,599
Series 2013-1, Class B, 5.38%, 05/15/23		570	593,933

			112,548,893

Auto Components — 0.0%
Aptiv PLC, 4.25%, 01/15/26		1,322	1,390,322

Automobiles — 0.3%
BMW US Capital LLC, 2.80%, 04/11/26 (b)		2,685	2,705,578
Daimler Finance North America LLC:
3.10%, 05/04/20 (b)		10,030	10,083,390
2.30%, 02/12/21 (b)		9,320	9,283,854
3.35%, 05/04/21 (b)		14,480	14,683,698
3.75%, 11/05/21 (b)		1,290	1,322,895
Fiat Chrysler Automobiles NV, 4.50%, 04/15/20		336	339,763
General Motors Co.:
6.60%, 04/01/36		2,875	3,182,637
6.25%, 10/02/43		2,315	2,464,342
5.40%, 04/01/48		1,280	1,251,170

			45,317,327

Banks — 6.6%
ABN AMRO Bank NV, 2.65%, 01/19/21 (b)		8,940	8,970,678
Australia & New Zealand Banking Group Ltd.:
2.55%, 11/23/21		1,361	1,370,632
2.63%, 11/09/22		1,075	1,085,013
Banco Espirito Santo SA:
2.63%, 05/08/17 (f)(j)	EUR	400	100,065

Security	Par (000)		Value

Banks (continued)
Banco Espirito Santo SA: (continued)
4.75%, 01/15/18 (f)(j)	EUR	2,200	$550,356
4.00%, 01/21/19 (f)(j)		6,300	1,576,021
Banco Santander SA:
3.85%, 04/12/23	USD	7,200	7,474,318
2.71%, 06/27/24		6,200	6,211,780
3.31%, 06/27/29		3,200	3,222,495
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24		705	718,439
Bank of America Corp.:
2.63%, 10/19/20		5,775	5,797,721
(3 mo. LIBOR US + 0.660%), 2.37%, 07/21/21 (k)		14,085	14,069,647
(3 mo. LIBOR US + 0.630%), 2.33%, 10/01/21 (k)		37,283	37,237,888
5.70%, 01/24/22		311	337,474
(3 mo. LIBOR US + 0.630%), 3.50%, 05/17/22 (k)		8,260	8,419,185
3.30%, 01/11/23		1,307	1,347,225
(3 mo. LIBOR US + 1.160%), 3.12%, 01/20/23 (k)		540	548,002
(3 mo. LIBOR US + 1.021%), 2.88%, 04/24/23 (k)		768	776,023
(3 mo. LIBOR US + 0.930%), 2.82%, 07/21/23 (k)		7,970	8,049,667
(3 mo. LIBOR US + 0.780%), 3.55%, 03/05/24 (k)		741	768,179
4.00%, 04/01/24		2,085	2,221,806
4.20%, 08/26/24		3,627	3,855,506
(3 mo. LIBOR US + 0.970%), 3.46%, 03/15/25 (k)		5,985	6,212,779
3.95%, 04/21/25		3,272	3,430,927
(3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26 (k)		331	341,556
4.45%, 03/03/26		10,821	11,671,995
(3 mo. LIBOR US + 1.060%), 3.56%, 04/23/27 (k)		5,865	6,122,564
3.25%, 10/21/27		106	108,607
Series L, 4.18%, 11/25/27		1,100	1,165,320
(3 mo. LIBOR US + 1.575%), 3.82%, 01/20/28 (k)		16,444	17,406,768
(3 mo. LIBOR US + 1.512%), 3.71%, 04/24/28 (k)		20,830	21,886,121
(3 mo. LIBOR US + 1.040%), 3.42%, 12/20/28 (k)		31,968	32,894,943
(3 mo. LIBOR US + 1.070%), 3.97%, 03/05/29 (k)		2,250	2,404,823
(3 mo. LIBOR US + 1.310%), 4.27%, 07/23/29 (k)		146	159,461
(3 mo. LIBOR US + 1.210%), 3.97%, 02/07/30 (k)		2,395	2,567,205
Bank of Montreal:
3.10%, 04/13/21		476	483,340
1.90%, 08/27/21		281	279,221
2.90%, 03/26/22		1,473	1,495,548
2.55%, 11/06/22		364	367,086
Barclays PLC:
(3 mo. LIBOR US + 1.610%), 3.93%, 05/07/25 (k)		1,650	1,679,267
(3 mo. LIBOR US + 1.902%), 4.97%, 05/16/29 (k)		9,280	9,897,881
4.95%, 01/10/47		4,378	4,633,329
BNP Paribas SA:
3.50%, 03/01/23 (b)		8,225	8,460,781
3.80%, 01/10/24 (b)		5,947	6,174,183

12

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
BNP Paribas SA: (continued)
(3 mo. LIBOR US + 2.235%), 4.71%, 01/10/25 (b)(k)	USD	4,115	$4,415,108
BPCE SA, 3.00%, 05/22/22 (b)		2,699	2,723,485
Chong Hing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.030%), 3.88%, 07/26/27 (k)		670	668,116
Citibank NA:
3.40%, 07/23/21		10,990	11,223,901
3.65%, 01/23/24		30,530	32,144,791
Citigroup, Inc.:
2.50%, 07/29/19		10,612	10,613,077
2.75%, 04/25/22		62	62,568
(3 mo. LIBOR US + 0.897%), 3.35%, 04/24/25 (k)		1,320	1,363,533
4.40%, 06/10/25		4,740	5,058,743
3.40%, 05/01/26		291	301,200
4.45%, 09/29/27		5,950	6,410,558
(3 mo. LIBOR US + 1.563%), 3.89%, 01/10/28 (k)		15,400	16,292,694
(3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28 (k)		17,590	18,357,134
(3 mo. LIBOR US + 1.168%), 3.88%, 01/24/39 (k)		162	168,130
4.65%, 07/23/48		238	276,916
Citizens Bank N.A., 2.25%, 03/02/20		14,776	14,762,841
Danske Bank A/S:
5.00%, 01/12/22 (b)		12,395	12,965,757
5.38%, 01/12/24 (b)		8,820	9,533,254
Fifth Third Bancorp, 3.65%, 01/25/24		2,460	2,584,992
HSBC Holdings PLC:
5.10%, 04/05/21		5,085	5,313,470
(3 mo. LIBOR US + 0.987%), 3.95%, 05/18/24 (k)		1,875	1,961,612
(3 mo. LIBOR US + 1.546%), 4.04%, 03/13/28 (k)		14,972	15,727,457
(3 mo. LIBOR US + 1.610%), 3.97%, 05/22/30 (k)		935	976,660
HSBC USA, Inc., 2.35%, 03/05/20		18,862	18,862,753
Huntington National Bank, 3.25%, 05/14/21		3,780	3,842,456
ING Groep NV:
4.10%, 10/02/23		13,135	13,875,582
3.55%, 04/09/24		9,439	9,764,084
Intesa Sanpaolo SpA, 6.50%, 02/24/21 (b)		3,034	3,193,178
JPMorgan Chase & Co.:
2.55%, 03/01/21		7,110	7,134,823
4.63%, 05/10/21		5,281	5,497,505
(3 mo. LIBOR US + 0.610%), 3.51%, 06/18/22 (k)		7,145	7,301,945
3.25%, 09/23/22		4,558	4,682,572
2.97%, 01/15/23		7,538	7,647,398
(3 mo. LIBOR US + 0.695%), 3.21%, 04/01/23 (k)		25,500	26,025,000
2.70%, 05/18/23		4,468	4,513,808
(3 mo. LIBOR US + 0.730%), 3.56%, 04/23/24 (k)		2,613	2,709,086
(3 mo. LIBOR US + 0.890%), 3.80%, 07/23/24 (k)		13,546	14,206,453
(3 mo. LIBOR US + 1.000%), 4.02%, 12/05/24 (k)		23,515	24,991,539
(3 mo. LIBOR US + 1.155%), 3.22%, 03/01/25 (k)		56	57,585
4.13%, 12/15/26		1,800	1,925,211
(3 mo. LIBOR US + 1.337%), 3.78%, 02/01/28 (k)		29,976	31,777,865
(3 mo. LIBOR US + 1.380%), 3.54%, 05/01/28 (k)		30,149	31,382,078

Security	Par (000)		Value

Banks (continued)
JPMorgan Chase & Co.: (continued)
(3 mo. LIBOR US + 0.945%), 3.51%, 01/23/29 (k)	USD	2,232	$2,320,467
(3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29 (k)		10,690	11,688,040
(3 mo. LIBOR US + 1.330%), 4.45%, 12/05/29 (k)		152	169,486
(3 mo. LIBOR US + 1.160%), 3.70%, 05/06/30 (k)		1,100	1,159,807
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38 (k)		2,002	2,098,547
KeyBank NA, 3.35%, 06/15/21		1,500	1,530,759
Keycorp, 4.15%, 10/29/25		1,795	1,944,614
Lloyds Banking Group PLC:
4.45%, 05/08/25		3,220	3,428,197
3.75%, 01/11/27		5,024	5,115,211
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		1,810	1,850,711
3.00%, 02/22/22		3,776	3,835,188
2.67%, 07/25/22		140	140,388
3.46%, 03/02/23		28,535	29,336,747
3.76%, 07/26/23		8,810	9,212,359
3.85%, 03/01/26		604	640,988
2.76%, 09/13/26		323	322,582
3.29%, 07/25/27		477	492,738
Mizuho Financial Group, Inc.:
2.63%, 04/12/21 (b)		7,250	7,272,666
2.27%, 09/13/21		3,139	3,128,853
2.95%, 02/28/22		31,890	32,256,246
3.66%, 02/28/27		1,293	1,363,585
Nordea Bank Abp, 2.13%, 05/29/20 (b)		9,883	9,861,878
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.480%), 3.50%, 05/15/23 (k)		4,685	4,737,192
(3 mo. LIBOR US + 1.550%), 4.52%, 06/25/24 (k)		884	920,717
(3 mo. LIBOR US + 1.754%), 4.89%, 05/18/29 (k)		1,100	1,174,636
(3 mo. LIBOR US + 1.905%), 5.08%, 01/27/30 (k)		1,380	1,497,211
(3 mo. LIBOR US + 1.871%), 4.45%, 05/08/30 (k)		1,350	1,397,415
Santander UK Group Holdings PLC, 2.88%, 08/05/21		14,289	14,297,145
Santander UK PLC, 5.00%, 11/07/23 (b)		15,570	16,420,859
Shizuoka Bank Ltd., (3 mo. LIBOR US - 0.500%), 2.08%, 01/25/23 (a)(h)		200	187,807
Standard Chartered PLC:
(3 mo. LIBOR US + 1.150%), 4.25%, 01/20/23 (b)(k)		17,600	18,158,282
(3 mo. LIBOR US + 1.080%), 3.89%, 03/15/24 (b)(k)		1,465	1,501,487
Sumitomo Mitsui Trust Bank Ltd., 1.95%, 09/19/19 (b)		15,285	15,267,728
SunTrust Bank, 2.80%, 05/17/22		4,550	4,607,952
Svenska Handelsbanken AB, 3.35%, 05/24/21		3,000	3,055,836
Toronto-Dominion Bank, 3.50%, 07/19/23		3,580	3,755,835
U.S. Bancorp, 2.95%, 07/15/22		5,719	5,839,558
U.S. Bank NA, (3 mo. LIBOR US + 0.290%), 3.10%, 05/21/21 (k)		3,410	3,434,040
UniCredit SpA, 6.57%, 01/14/22 (b)		1,000	1,063,057
Washington Mutual Escrow Bonds:
0.00% (c)(f)(j)(l)		3,115	—
0.00% (c)(f)(j)(l)		2,570	—
0.00% (c)(f)(j)(l)		11,911	1
0.00% (c)(f)(j)(l)		13,308	1

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Wells Fargo & Co.:
2.60%, 07/22/20	USD	4,233	$4,246,922
2.55%, 12/07/20		3,376	3,385,465
2.50%, 03/04/21		13,915	13,945,349
4.60%, 04/01/21		376	390,280
3.50%, 03/08/22		6,466	6,652,860
2.63%, 07/22/22		12,645	12,736,268
3.75%, 01/24/24		20,560	21,615,976
(3 mo. LIBOR US + 1.310%), 3.58%, 05/22/28 (k)		16,590	17,321,177
Wells Fargo Bank NA:
(3 mo. LIBOR US + 0.490%), 3.33%, 07/23/21 (k)		14,400	14,537,615
3.55%, 08/14/23		2,040	2,129,235
Woori Bank, 5.13%, 08/06/28		600	664,490
Yamaguchi Financial Group, Inc., (3 mo. LIBOR US - 0.500%), 1.83%, 03/26/20 (a)(h)		1,000	976,550

			972,937,746

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 02/01/36		27,115	29,744,349
4.90%, 02/01/46		6,450	7,181,635
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29		26,450	30,026,203
Keurig Dr Pepper, Inc.:
3.55%, 05/25/21		2,760	2,819,481
4.06%, 05/25/23		886	930,191
PepsiCo, Inc.:
3.45%, 10/06/46		2,650	2,724,761
4.00%, 05/02/47		4,830	5,438,558

			78,865,178

Biotechnology — 0.5%
AbbVie, Inc.:
2.30%, 05/14/21		2,920	2,902,344
4.50%, 05/14/35		14,080	14,524,834
Amgen, Inc., 4.40%, 05/01/45		9,426	10,013,461
Baxalta, Inc., 5.25%, 06/23/45		1,131	1,360,325
Celgene Corp.:
3.95%, 10/15/20		840	856,506
3.25%, 08/15/22		4,110	4,221,544
3.55%, 08/15/22		3,980	4,121,347
2.75%, 02/15/23		5,783	5,834,314
3.25%, 02/20/23		12,189	12,494,688
3.63%, 05/15/24		48	50,390
Gilead Sciences, Inc.:
3.50%, 02/01/25		9,335	9,795,218
4.60%, 09/01/35		4,180	4,704,912
4.00%, 09/01/36		2,106	2,219,829
4.80%, 04/01/44		974	1,106,661

			74,206,373

Building Products — 0.0%
Johnson Controls International PLC:
4.63%, 07/02/44		1,950	2,010,683
5.13%, 09/14/45		163	178,049
LIXIL Group Corp.:
0.00%, 03/04/20 (h)(i)	JPY	80,000	731,952
0.00%, 03/04/22 (h)(i)		30,000	272,441
Masonite International Corp.:
5.63%, 03/15/23 (b)	USD	2,418	2,490,540
5.75%, 09/15/26 (b)		120	123,600

			5,807,265

Capital Markets — 2.0%
Bagan Capital Ltd., 0.00%, 09/23/21 (h)(i)		1,800	1,782,000

Security		Par (000)	Value

Capital Markets (continued)
Bank of New York Mellon Corp.: (3 mo. LIBOR US + 0.634%), 2.66%, 05/16/23 (k)	USD	763	$769,184
3.65%, 02/04/24		175	184,839
2.80%, 05/04/26		1,250	1,262,270
(3 mo. LIBOR US + 1.069%), 3.44%, 02/07/28 (k)		5,641	5,873,756
CCTI 2017 Ltd., 3.63%, 08/08/22		1,675	1,651,969
Charles Schwab Corp., 3.20%, 03/02/27		3,391	3,492,656
Cindai Capital Ltd., 0.00%, 02/08/23 (h)(i)		2,461	2,427,235
CME Group, Inc.:
3.00%, 09/15/22		255	261,795
3.75%, 06/15/28		1,221	1,330,524
Credit Suisse Group AG:
(3 mo. LIBOR US + 1.200%), 3.00%, 12/14/23 (b)(k)		15,500	15,631,938
(3 mo. LIBOR US + 1.240%), 4.21%, 06/12/24 (b)(k)		9,600	10,073,405
4.28%, 01/09/28 (b)		900	950,117
Credit Suisse Group Funding Guernsey Ltd.:
3.80%, 06/09/23		1,000	1,037,072
3.75%, 03/26/25		790	825,068
Deutsche Bank AG:
2.70%, 07/13/20		12,042	11,990,926
2.95%, 08/20/20		925	918,335
4.25%, 02/04/21		2,930	2,955,889
4.25%, 10/14/21		3,652	3,702,311
Goldman Sachs Group, Inc.:
2.55%, 10/23/19		17,220	17,226,383
2.75%, 09/15/20		2,492	2,502,392
5.25%, 07/27/21		81	85,613
2.35%, 11/15/21		14,988	14,973,057
5.75%, 01/24/22		1,691	1,827,606
(3 mo. LIBOR US + 1.053%), 2.91%, 06/05/23 (k)		668	675,184
(3 mo. LIBOR US + 0.990%), 2.91%, 07/24/23 (k)		193	194,866
(3 mo. LIBOR US + 1.170%), 3.69%, 05/15/26 (a)		10,315	10,170,646
3.85%, 01/26/27		9,801	10,243,962
(3 mo. LIBOR US + 1.510%), 3.69%, 06/05/28 (k)		15,032	15,524,552
(3 mo. LIBOR US + 1.301%), 4.22%, 05/01/29 (k)		2,770	2,970,848
(3 mo. LIBOR US + 1.373%), 4.02%, 10/31/38 (k)		4,160	4,296,562
Intercontinental Exchange, Inc.:
4.00%, 10/15/23		1,000	1,063,666
3.75%, 12/01/25		2,600	2,777,081
3.10%, 09/15/27		1,680	1,722,474
3.75%, 09/21/28		6,270	6,758,815
4.25%, 09/21/48		1,050	1,171,279
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)(f)(j)		7,360	1
Moody’s Corp., 5.25%, 07/15/44		345	409,407
Morgan Stanley:
2.75%, 05/19/22		16,910	17,087,403
6.25%, 08/09/26		7,358	8,829,386
3.63%, 01/20/27		26,095	27,387,649
(3 mo. LIBOR US + 1.340%), 3.59%, 07/22/28 (k)		20,490	21,335,215
(3 mo. LIBOR US + 1.140%), 3.77%, 01/24/29 (k)		14,718	15,441,256

14

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Morgan Stanley: (continued)
(3 mo. LIBOR US + 1.628%), 4.43%, 01/23/30 (k)	USD	1,413	$1,563,145
Northern Trust Corp., (3 mo. LIBOR US + 1.131%), 3.38%, 05/08/32 (k)		5,200	5,244,429
Nuveen LLC, 4.00%, 11/01/28 (b)		3,081	3,380,668
Poseidon Finance 1 Ltd., 0.00%, 02/01/25 (h)(i)		2,140	2,101,480
State Street Corp., 2.65%, 05/19/26		3,056	3,061,133
UBS Group Funding Switzerland AG: 3.49%, 05/23/23 (b)		3,000	3,075,531
(3 mo. LIBOR US + 0.954%), 2.86%, 08/15/23 (b)(k)		14,300	14,425,013
4.13%, 09/24/25 (b)		8,464	9,033,350
4.13%, 04/15/26 (b)		825	881,360
4.25%, 03/23/28 (b)		3,000	3,233,570

			297,796,271

Chemicals — 0.5%
Air Liquide Finance SA, 2.50%, 09/27/26 (b)		1,050	1,032,478
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (b)		1,103	1,112,065
Cydsa SAB de CV, 6.25%, 10/04/27 (b)		2,415	2,415,755
Dow Chemical Co.:
9.00%, 04/01/21		3,960	4,394,643
4.13%, 11/15/21		136	140,752
3.15%, 05/15/24 (b)		3,875	3,952,086
4.55%, 11/30/25 (b)		1,875	2,042,447
3.63%, 05/15/26 (b)		3,750	3,888,708
4.80%, 11/30/28 (b)		1,015	1,141,552
4.38%, 11/15/42		6,037	6,105,955
DuPont de Nemours, Inc.:
4.21%, 11/15/23		109	116,677
4.49%, 11/15/25		18,670	20,659,472
5.42%, 11/15/48		13,580	16,501,255
Kansai Paint Co. Ltd., 0.00%, 06/17/22 (h)(i)	JPY	80,000	757,884
LG Chem Ltd., 0.00%, 04/16/21 (h)(i)	EUR	300	347,100
Mitsubishi Chemical Holdings Corp.:
0.00%, 03/30/22 (h)(i)	JPY	150,000	1,393,217
0.00%, 03/29/24 (h)(i)		40,000	370,623
Rock International Investment, Inc., 6.63%, 03/27/20	USD	500	396,250
RPM International, Inc., 4.25%, 01/15/48		608	554,577
Sherwin-Williams Co.:
4.00%, 12/15/42		971	941,674
4.50%, 06/01/47		1,391	1,483,634
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (b)		1,753	1,841,526
UPL Corp. Ltd., 4.50%, 03/08/28		1,040	1,054,562

			72,644,892

Commercial Services & Supplies — 0.2%
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		680	688,773
Republic Services, Inc.:
3.55%, 06/01/22		1,454	1,499,106
4.75%, 05/15/23		5,974	6,448,545
2.90%, 07/01/26		2,994	3,009,951
3.95%, 05/15/28		5,620	6,062,580
Waste Management, Inc.:
3.13%, 03/01/25		1,035	1,069,581
3.90%, 03/01/35		3,336	3,565,412
4.00%, 07/15/39		5,820	6,235,566
4.15%, 07/15/49		3,590	3,921,162

			32,500,676

Communications Equipment — 0.0%
Cisco Systems, Inc., 2.95%, 02/28/26		554	571,137

Security		Par (000)	Value

Communications Equipment (continued)
Juniper Networks, Inc., 3.30%, 06/15/20	USD	2,728	$2,744,045

			3,315,182

Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17 (c)(f)(j)	CNH	340	34,612
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19 (f)(j)	USD	350	291,476
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		2,048	2,168,320
Shimizu Corp., 0.00%, 10/16/20 (h)(i)	JPY	50,000	465,104
Wijaya Karya Persero Tbk PT, 7.70%, 01/31/21	IDR	6,160,000	425,477

			3,384,989

Construction Materials — 0.0%
Cemex SAB de CV, 3.72%, 03/15/20 (h)	USD	593	592,073
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23		134	135,675

			727,748

Consumer Finance — 1.1%
American Express Co.:
2.50%, 08/01/22		2,604	2,620,530
3.70%, 08/03/23		6,277	6,589,035
4.20%, 11/06/25		3,624	3,958,071
3.13%, 05/20/26		10,000	10,269,344
American Express Credit Corp.:
2.25%, 08/15/19		6,261	6,259,585
2.38%, 05/26/20		563	563,237
2.25%, 05/05/21		1,064	1,064,315
2.70%, 03/03/22		218	220,329
Capital One Financial Corp.:
3.45%, 04/30/21		635	646,530
4.75%, 07/15/21		185	193,389
3.90%, 01/29/24		12,616	13,258,689
3.30%, 10/30/24		125	128,219
4.25%, 04/30/25		4,545	4,870,531
3.75%, 03/09/27		3,676	3,794,739
Credivalores-Crediservicios SAS, 9.75%, 07/27/22 (b)		1,482	1,460,696
Discover Financial Services, 4.10%, 02/09/27		1,762	1,835,403
Ford Motor Credit Co. LLC:
2.43%, 06/12/20		2,180	2,171,726
3.16%, 08/04/20		2,330	2,338,719
3.20%, 01/15/21		2,396	2,403,409
5.75%, 02/01/21		7,810	8,130,044
3.34%, 03/18/21		4,864	4,888,976
5.88%, 08/02/21		1,390	1,465,698
3.22%, 01/09/22		31,157	31,168,673
3.34%, 03/28/22		2,303	2,312,031
2.98%, 08/03/22		7,725	7,643,095
3.10%, 05/04/23		5,175	5,099,282
5.58%, 03/18/24		5,046	5,416,264
General Motors Financial Co., Inc.:
4.20%, 11/06/21		875	900,976
4.00%, 01/15/25		11,962	12,141,789
4.00%, 10/06/26		1,360	1,371,372
Hyundai Capital Services, Inc., 3.00%, 08/29/22 (b)		7,790	7,802,172
Synchrony Financial:
2.70%, 02/03/20		1,986	1,986,169
4.38%, 03/19/24		1,940	2,031,451
3.70%, 08/04/26		4	3,970
Tarjeta Naranja SA, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 3.500%), 51.94%, 04/11/22 (a)(b)		3,141	1,074,958

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)
Toyota Motor Credit Corp.:
3.05%, 01/11/28	USD	3,390	$3,497,268
3.65%, 01/08/29		1,860	2,010,605
Unifin Financiera SAB de CV SOFOM ENR, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.308%), 8.88% (b)(k)(l)		2,052	1,875,015

			165,466,304

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 09/15/22 (b)		336	339,360
Graphic Packaging International LLC, 4.75%, 04/15/21		104	105,820
International Paper Co., 6.00%, 11/15/41		4,020	4,712,137
Klabin Finance SA, 4.88%, 09/19/27 (b)		3,015	3,058,341
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg:
6.88%, 02/15/21		545	546,466
7.00%, 07/15/24 (b)		155	160,273

			8,922,397

Diversified Consumer Services — 0.1%
American University, 3.67%, 04/01/49		6,416	6,635,842
China Education Group Holdings Ltd., 2.00%, 03/28/24 (h)	HKD	8,000	1,109,874
George Washington University, 4.13%, 09/15/48	USD	3,257	3,657,537
Massachusetts Institute of Technology, 3.96%, 07/01/38		1,385	1,523,372
Pepperdine University, 3.95%, 12/01/57		2,000	2,188,580
University of Notre Dame du Lac, 3.39%, 02/15/48		2,480	2,547,344
University of Southern California, 3.03%, 10/01/39		366	358,048
Wesleyan University, 4.78%, 07/01/2116		1,285	1,447,562

			19,468,159

Diversified Financial Services — 0.9%
AXA Equitable Holdings, Inc.:
3.90%, 04/20/23		880	916,831
5.00%, 04/20/48		1,640	1,692,236
Azul Investments LLP, 5.88%, 10/26/24 (b)		234	229,832
Baoxin Auto Finance I Ltd.:
(3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.909%), 5.63% (k)(l)		700	634,594
7.90%, 02/09/20		290	286,375
BAT International Finance PLC, 3.95%, 06/15/25 (b)		12,755	13,202,429
BHP Billiton Finance USA Ltd.:
4.13%, 02/24/42		1,604	1,771,347
5.00%, 09/30/43		996	1,247,791
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		2,459	2,569,062
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27		600	605,625
Deutsche Telekom International Finance BV, 3.60%, 01/19/27 (b)		3,640	3,731,669
Easy Tactic Ltd.:
7.00%, 04/25/21		200	204,000
9.13%, 07/28/22		630	667,800
Energuate Trust, 5.88%, 05/03/27 (b)		747	763,808
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		8,729	8,639,586
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29		5,500	5,817,313
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		2,795	3,059,266
Guojing Capital BVI Ltd., 3.95%, 12/11/22		498	496,599
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23 (b)		4,045	4,338,309

Security	Par (000)		Value

Diversified Financial Services (continued)
Hyundai Capital America:
2.55%, 04/03/20 (b)	USD	21,316	$21,342,645
3.95%, 02/01/22 (b)		11,376	11,666,771
IBM Credit LLC, 3.45%, 11/30/20		4,770	4,849,720
Intelsat Connect Finance SA, 9.50%, 02/15/23 (b)		653	577,905
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (b)		155	161,588
Latam Finance Ltd., 7.00%, 03/01/26 (b)		2,051	2,143,808
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	403,877
ORIX Corp., 2.90%, 07/18/22		4,455	4,522,840
Pacific National Finance Pty Ltd., 4.75%, 03/22/28		1,100	1,120,211
Pearl Holding III Ltd., 9.50%, 12/11/22		600	488,700
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	694,200
RELX Capital, Inc.:
3.50%, 03/16/23		6,730	6,950,122
4.00%, 03/18/29		6,770	7,165,343
Santos Finance Ltd., 5.25%, 03/13/29		1,500	1,566,988
Shell International Finance BV:
2.25%, 01/06/23		900	901,844
3.25%, 05/11/25		3,000	3,147,549
4.13%, 05/11/35		7,698	8,557,468
3.63%, 08/21/42		2,135	2,203,553
4.55%, 08/12/43		2,555	2,992,718
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (b)		2,647	2,844,731
Vertex Capital Investment Ltd., 4.75%, 04/03/24		575	590,329
Woodside Finance Ltd., 3.65%, 03/05/25 (b)		562	576,840

			136,344,222

Diversified Telecommunication Services — 1.5%
AT&T Inc.:
3.20%, 03/01/22		2,658	2,714,577
0.00%, 11/27/22 (b)(i)		18,000	16,436,856
3.60%, 07/15/25		2,168	2,248,722
4.13%, 02/17/26		1,385	1,473,283
3.80%, 02/15/27		1,895	1,972,078
4.30%, 02/15/30		26,377	28,231,728
4.50%, 05/15/35		5,975	6,254,670
4.90%, 08/15/37		156	168,142
6.00%, 08/15/40		6,534	7,765,743
6.38%, 03/01/41		96	119,300
4.65%, 06/01/44		1,620	1,671,695
4.35%, 06/15/45		9,979	9,975,762
4.85%, 07/15/45		5,725	6,118,429
4.75%, 05/15/46		15	15,840
5.15%, 11/15/46		224	247,687
5.15%, 02/15/50		6,344	7,004,460
Axtel SAB de CV, 6.38%, 11/14/24 (b)		1,612	1,643,736
C&W Senior Financing DAC, 6.88%, 09/15/27 (b)		3,437	3,549,046
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (b)		1,285	1,355,033
Intelsat SA, 4.50%, 06/15/25 (b)(h)		3,270	4,523,780
Level 3 Financing, Inc.:
6.13%, 01/15/21		462	464,310
5.38%, 08/15/22		4,662	4,667,828
5.63%, 02/01/23		2,376	2,405,605
Oi SA, 10.00% (10.00% Cash or 12.00% PIK), 07/27/25 (m)		3,967	4,100,886
Telefonica del Peru SAA, 7.38%, 04/10/27 (b)	PEN	4,500	1,383,274
Verizon Communications, Inc.:
3.38%, 02/15/25	USD	674	703,510
4.13%, 03/16/27		43,963	47,813,531
4.50%, 08/10/33		8,930	10,060,242
4.27%, 01/15/36		28,450	30,814,270
5.25%, 03/16/37		2,680	3,205,633

16

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.: (continued)
4.81%, 03/15/39	USD	271	$311,550
4.75%, 11/01/41		481	540,098
3.85%, 11/01/42		3,475	3,550,836

			213,512,140

Electric Utilities — 2.1%
Adani Transmission Ltd., 4.00%, 08/03/26		662	661,172
AEP Texas, Inc.:
3.95%, 06/01/28		9,781	10,454,269
4.15%, 05/01/49		93	100,632
AEP Transmission Co. LLC, 4.25%, 09/15/48		4,930	5,409,843
Alabama Power Co.:
4.15%, 08/15/44		1,050	1,132,657
3.75%, 03/01/45		5,240	5,383,544
Series A, 4.30%, 07/15/48		5,435	6,093,231
Baltimore Gas & Electric Co.:
3.50%, 08/15/46		4,327	4,274,437
3.75%, 08/15/47		2,530	2,584,084
4.25%, 09/15/48		2,925	3,242,849
Bi Hai Co. Ltd., 6.25%, 03/05/22		400	409,210
CenterPoint Energy Houston Electric LLC:
3.55%, 08/01/42		2,240	2,245,473
3.95%, 03/01/48		1,350	1,441,578
Commonwealth Edison Co., 2.95%, 08/15/27		1,275	1,292,902
Dayton Power & Light Co., 3.95%, 06/15/49 (b)		4,358	4,477,898
DTE Electric Co., 4.05%, 05/15/48		6,670	7,378,583
Duke Energy Carolinas LLC:
3.05%, 03/15/23		1,085	1,115,030
3.95%, 11/15/28		5,755	6,264,732
5.30%, 02/15/40		1,373	1,711,037
4.25%, 12/15/41		682	749,536
4.00%, 09/30/42		1,150	1,227,042
3.88%, 03/15/46		1,550	1,627,204
3.70%, 12/01/47		3,510	3,585,969
3.95%, 03/15/48		1,930	2,036,033
Duke Energy Florida LLC:
3.80%, 07/15/28		2,807	3,024,254
6.40%, 06/15/38		3,550	4,970,082
3.40%, 10/01/46		2,060	2,011,268
Duke Energy Ohio, Inc., 3.65%, 02/01/29		10,000	10,735,028
Duke Energy Progress LLC:
3.00%, 09/15/21		1,710	1,738,483
3.25%, 08/15/25		4,025	4,182,345
3.70%, 09/01/28		10,090	10,801,633
3.45%, 03/15/29		599	631,538
4.10%, 05/15/42		2,622	2,810,971
4.10%, 03/15/43		2,545	2,727,490
4.38%, 03/30/44		625	697,823
3.70%, 10/15/46		49	49,779
Entergy Corp., 2.95%, 09/01/26		779	780,288
Entergy Louisiana LLC:
5.40%, 11/01/24		1,470	1,693,162
4.20%, 09/01/48		5,580	6,172,006
Eversource Energy, 2.90%, 10/01/24		6,905	7,018,826
Exelon Corp.:
4.95%, 06/15/35		1,409	1,576,718
4.45%, 04/15/46		1,185	1,261,054
FirstEnergy Transmission LLC:
4.35%, 01/15/25 (b)		13,860	14,875,686
4.55%, 04/01/49 (b)		4,200	4,593,280
Florida Power & Light Co.:
(3 mo. LIBOR US + 0.400%), 2.97%, 05/06/22 (a)		26,545	26,557,036
3.95%, 03/01/48		5,586	6,113,486
4.13%, 06/01/48		4,485	5,033,306
3.99%, 03/01/49		1,070	1,173,511
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23 (b)		2,911	2,428,866

Security	Par (000)		Value

Electric Utilities (continued)
Huachen Energy Co. Ltd., 6.63%, 05/18/20 (f)(j)	USD	400	$257,812
Indiana Michigan Power Co.:
4.55%, 03/15/46		366	411,529
3.75%, 07/01/47		734	741,915
4.25%, 08/15/48		195	214,599
ITC Holdings Corp., 2.70%, 11/15/22		3,406	3,422,961
Kansas City Power & Light Co., 4.20%, 03/15/48		6,600	7,227,446
LLPL Capital Pte Ltd., 6.88%, 02/04/39		650	740,187
MidAmerican Energy Co.:
4.40%, 10/15/44		2,689	3,061,546
3.65%, 08/01/48		1,200	1,238,510
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (b)		1,152	1,226,516
Northern States Power Co.:
3.40%, 08/15/42		4,895	4,839,561
4.00%, 08/15/45		2,800	2,982,929
3.60%, 09/15/47		1,435	1,463,652
4.20%, 09/01/48		2,160	2,339,053
NSTAR Electric Co., 3.20%, 05/15/27		1,157	1,191,787
Ohio Power Co.:
Series G, 6.60%, 02/15/33		3,415	4,637,645
4.00%, 06/01/49		2,719	2,929,207
Oklahoma Gas & Electric Co., 3.30%, 03/15/30		9,325	9,469,401
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 (b)		4,815	5,185,285
4.55%, 12/01/41		2,575	2,996,380
3.80%, 09/30/47		3,845	4,021,058
4.10%, 11/15/48		470	525,960
Pacificorp:
4.10%, 02/01/42		6,000	6,438,321
4.13%, 01/15/49		2,525	2,785,282
Public Service Electric & Gas Co.:
2.38%, 05/15/23		990	994,995
3.65%, 09/01/28		6,363	6,821,220
Southern Co Gas Capital Corp., 3.95%, 10/01/46		310	304,650
Southwestern Electric Power Co., 4.10%, 09/15/28		2,674	2,881,852
Southwestern Public Service Co.:
4.50%, 08/15/41		147	163,000
3.40%, 08/15/46		400	388,559
3.75%, 06/15/49		775	782,546
Tampa Electric Co.:
4.35%, 05/15/44		1,250	1,344,497
4.30%, 06/15/48		1,017	1,089,389
4.45%, 06/15/49		2,500	2,788,067
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20 (h)(i)	JPY	110,000	1,010,022
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (b)	USD	6,547	6,921,190
Union Electric Co., 3.50%, 03/15/29		3,935	4,169,077
Vistra Operations Co. LLC:
3.55%, 07/15/24 (b)		5,420	5,451,884
5.00%, 07/31/27 (b)		2,527	2,618,604
4.30%, 07/15/29 (b)		4,960	5,028,250

			311,663,208

Electrical Equipment — 0.0%
Bizlink Holding, Inc., 0.00%, 02/01/23 (h)(i)		750	784,858
Suzlon Energy Ltd., 5.75%, 07/16/19 (e)(h)		500	300,625

			1,085,483

Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 04/01/24		2,262	2,318,057
Corning, Inc.:
3.70%, 11/15/23		775	808,128

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electronic Equipment, Instruments & Components (continued)
Corning, Inc.: (continued)
4.38%, 11/15/57	USD	1,800	$1,750,437
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22 (h)(i)		600	565,559

			5,442,181

Energy Equipment & Services — 0.4%
Anton Oilfield Services Group/Hong Kong, 9.75%, 12/05/20		410	418,907
Bristow Group, Inc., 8.75%, 03/01/23 (b)(f)(j)		5,877	5,700,690
Halliburton Co.:
3.80%, 11/15/25		21,405	22,443,810
5.00%, 11/15/45		1,146	1,250,332
Nabors Industries, Inc., 5.50%, 01/15/23		2	1,870
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21 (b)		1,014	993,875
Schlumberger Holdings Corp., 3.90%, 05/17/28 (b)		9,428	9,811,063
SEACOR Holdings, Inc., 3.25%, 05/15/30 (h)		4,204	3,971,292
Transocean Guardian Ltd., 5.88%, 01/15/24 (b)		1,124	1,141,864
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (b)		8,718	9,306,465
Transocean Proteus Ltd., 6.25%, 12/01/24 (b)		875	902,602
Transocean, Inc., 9.00%, 07/15/23 (b)		2,172	2,313,180

			58,255,950

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
3.50%, 01/31/23		4,983	5,144,130
3.00%, 06/15/23		2,810	2,837,255
5.00%, 02/15/24		785	864,235
4.40%, 02/15/26		32	34,579
3.13%, 01/15/27		541	536,701
Crown Castle International Corp.:
3.40%, 02/15/21		32	32,437
4.88%, 04/15/22		144	153,096
5.25%, 01/15/23		681	740,500
3.15%, 07/15/23		2,357	2,402,654
3.20%, 09/01/24		18,123	18,507,151
4.45%, 02/15/26		534	576,009
3.70%, 06/15/26		5,890	6,116,841
4.00%, 03/01/27		548	575,162
4.30%, 02/15/29		1,120	1,210,265
Equinix, Inc.:
5.38%, 01/01/22		620	636,275
5.38%, 04/01/23		156	159,120
ESH Hospitality, Inc., 5.25%, 05/01/25 (b)		300	307,125
GLP Capital LP/GLP Financing II, Inc.:
4.88%, 11/01/20		8,141	8,282,328
4.38%, 04/15/21		539	548,362
5.38%, 11/01/23		156	167,260
5.25%, 06/01/25		3,515	3,765,971
Iron Mountain, Inc.:
4.38%, 06/01/21 (b)		312	315,120
6.00%, 08/15/23		153	157,208
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 05/01/24		2,741	2,953,428
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22 (b)		1,666	1,726,913
Realty Income Corp., 4.13%, 10/15/26		2,860	3,091,114
Trust F/1401:
6.39%, 01/15/50 (b)		1,776	1,821,998
4.87%, 01/15/30 (b)		1,856	1,871,776

			65,535,013

Food & Staples Retailing — 0.6%
CVS Health Corp.:
3.70%, 03/09/23		11,315	11,701,366
4.10%, 03/25/25		1,489	1,570,434

Security	Par (000)		Value

Food & Staples Retailing (continued)
CVS Health Corp.: (continued)
4.78%, 03/25/38	USD	1,585	$1,653,431
5.13%, 07/20/45		12,087	12,889,757
5.05%, 03/25/48		4,350	4,633,269
Kroger Co., 2.65%, 10/15/26		7,213	6,952,068
Walgreens Boots Alliance, Inc.:
3.45%, 06/01/26		20,064	20,255,247
4.80%, 11/18/44		267	268,240
Walmart, Inc.:
3.55%, 06/26/25		4,680	5,000,556
3.25%, 07/08/29		8,153	8,595,700
3.95%, 06/28/38		6,100	6,794,317
4.00%, 04/11/43		2,215	2,435,618

			82,750,003

Food Products — 0.1%
BRF GmbH, 4.35%, 09/29/26 (b)		2,256	2,166,437
Campbell Soup Co., 8.88%, 05/01/21		2,350	2,592,981
Ezaki Glico Co. Ltd., 0.00%, 01/30/24 (h)(i)	JPY	10,000	91,598
Grupo Bimbo SAB de CV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.280%), 5.95% (b)(k)(l)	USD	2,190	2,299,281
Knight Castle Investments Ltd., 7.99%, 01/23/21		700	490,602
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (b)		1,600	1,664,000
Tyson Foods, Inc.:
3.55%, 06/02/27		5,220	5,398,469
5.15%, 08/15/44		480	536,600
5.10%, 09/28/48		1,020	1,152,105

			16,392,073

Gas Utilities — 0.0%
Atmos Energy Corp.:
4.15%, 01/15/43		47	50,818
4.13%, 03/15/49		1,400	1,533,497

			1,584,315

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories:
3.40%, 11/30/23		1,212	1,263,648
3.75%, 11/30/26		18,829	20,357,847
Baxter International, Inc., 1.70%, 08/15/21		500	493,974
Becton Dickinson and Co.:
2.68%, 12/15/19		6,989	6,991,207
3.30%, 03/01/23		5,026	5,082,868
4.69%, 12/15/44		139	154,193
Covidien International Finance SA, 2.95%, 06/15/23		3,090	3,163,241
Edwards Lifesciences Corp., 4.30%, 06/15/28		1,612	1,742,701
Medtronic, Inc.:
3.50%, 03/15/25		6,520	6,915,338
4.38%, 03/15/35		14,555	16,756,297

			62,921,314

Health Care Providers & Services — 1.4%
Aetna, Inc.:
4.50%, 05/15/42		5,359	5,308,372
4.13%, 11/15/42		1,329	1,243,340
4.75%, 03/15/44		1,703	1,736,011
Anthem, Inc.:
3.50%, 08/15/24		1,045	1,085,238
4.10%, 03/01/28		2,385	2,551,420
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,525	1,676,696
Catholic Health Initiatives, 4.35%, 11/01/42		1,075	1,080,798
CHRISTUS Health, 4.34%, 07/01/28		11,064	12,293,774
Cigna Corp.:
3.20%, 09/17/20 (b)		5,035	5,081,497

18

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
Cigna Corp.: (continued)
4.38%, 10/15/28 (b)	USD	8,400	$9,062,468
Cigna Holding Co., 3.25%, 04/15/25		6,834	6,949,269
Dignity Health:
2.64%, 11/01/19		2,493	2,490,297
3.81%, 11/01/24		2,030	2,138,022
HCA, Inc.:
4.25%, 10/15/19		924	927,749
6.50%, 02/15/20		18,267	18,687,428
5.88%, 03/15/22		12,190	13,323,163
4.75%, 05/01/23		7,315	7,829,987
5.00%, 03/15/24		4,586	4,996,164
5.25%, 04/15/25		10,206	11,307,815
5.25%, 06/15/26		2,130	2,358,354
4.50%, 02/15/27		153	163,230
4.13%, 06/15/29		6,022	6,190,496
Kaiser Foundation Hospitals, 3.50%, 04/01/22		2,749	2,844,635
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		2,946	2,947,821
Montefiore Obligated Group, 5.25%, 11/01/48		3,453	3,830,171
Ochsner Clinic Foundation, 5.90%, 05/15/45		1,175	1,534,252
PeaceHealth Obligated Group, 4.79%, 11/15/48		462	558,161
Providence St. Joseph Health Obligated Group, 3.93%, 10/01/48		2,270	2,376,800
Redco Group, 13.50%, 01/21/20		490	504,700
SSM Health Care Corp., 3.69%, 06/01/23		8,263	8,614,724
Sutter Health, 3.70%, 08/15/28		3,083	3,291,026
Tenet Healthcare Corp.:
4.75%, 06/01/20		436	440,360
6.00%, 10/01/20		13,423	13,818,140
4.50%, 04/01/21		205	208,331
Toledo Hospital, 5.75%, 11/15/38		5,230	6,049,520
UnitedHealth Group, Inc.:
3.75%, 07/15/25		16,830	17,975,278
3.70%, 12/15/25		4,035	4,297,268
3.10%, 03/15/26		2,125	2,188,548
3.85%, 06/15/28		1,446	1,566,168
4.63%, 07/15/35		689	791,821
4.63%, 11/15/41		3,478	3,964,759
3.75%, 10/15/47		3,272	3,353,722
4.45%, 12/15/48		1,091	1,256,314

			200,894,107

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 01/15/22 (b)		2,067	2,067,000
Carlson Travel, Inc., 9.50%, 12/15/24 (b)		215	214,463
Eldorado Resorts, Inc., 7.00%, 08/01/23		296	309,320
HIS Co. Ltd.:
0.00%, 08/30/19 (h)(i)	JPY	10,000	81,923
0.00%, 11/15/24 (h)(i)		40,000	365,948
International Game Technology PLC, 6.25%, 02/15/22 (b)	USD	4,246	4,484,838
McDonald’s Corp.:
3.70%, 01/30/26		5,015	5,331,263
6.30%, 10/15/37		455	593,584
3.70%, 02/15/42		1,330	1,300,242
3.63%, 05/01/43		2,065	1,986,472
4.88%, 12/09/45		9,905	11,371,542
4.45%, 03/01/47		262	287,315
MGM Resorts International, 5.25%, 03/31/20		156	158,535
REXLot Holdings Ltd., 4.50%, 04/17/19 (f)(h)(j)	HKD	1,161	74,302
Scientific Games International, Inc., 10.00%, 12/01/22	USD	5,050	5,296,187
Studio City Finance Ltd., 7.25%, 02/11/24		1,000	1,037,500
Vinpearl JSC, 3.50%, 06/14/23 (h)		800	873,571

			35,834,005

Security	Par (000)		Value

Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
6.75%, 08/01/25 (b)	USD	1,069	$1,031,585
9.88%, 04/01/27 (b)		3,448	3,633,330
Beazer Homes USA, Inc., 8.75%, 03/15/22		3,654	3,800,160
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		3,581	3,585,476
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (b)		467	475,173
Century Communities, Inc., 6.75%, 06/01/27 (b)		5,674	5,752,018
Harvest International Co., 0.00%, 11/21/22 (h)(i)	HKD	8,000	1,024,745
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20 (h)(i)	JPY	100,000	908,291
KB Home:
8.00%, 03/15/20	USD	165	170,396
7.63%, 05/15/23		1,769	1,976,858
Lennar Corp.:
4.50%, 11/15/19		1,105	1,109,144
2.95%, 11/29/20		20	19,900
8.38%, 01/15/21		755	811,625
4.75%, 04/01/21		447	458,734
5.88%, 11/15/24		4,092	4,485,855
5.25%, 06/01/26		60	63,900
LGI Homes, Inc., 6.88%, 07/15/26 (b)		1,069	1,093,053
PulteGroup, Inc.:
4.25%, 03/01/21		152	154,850
5.00%, 01/15/27		204	213,651
6.00%, 02/15/35		53	54,325
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (b)		58	59,160
Toll Brothers Finance Corp., 4.38%, 04/15/23		3,100	3,204,625
TRI Pointe Group, Inc., 5.25%, 06/01/27		2,378	2,288,825
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23		2,406	2,375,925
William Lyon Homes, Inc., 6.00%, 09/01/23		1,520	1,542,800

			40,294,404

Household Products — 0.0%
Clorox Co., 3.10%, 10/01/27		1,100	1,126,177

Independent Power and Renewable Electricity Producers — 0.2%
AES Panama SRL, 6.00%, 06/25/22 (b)		527	541,987
Inkia Energy Ltd., 5.88%, 11/09/27 (b)		1,009	1,032,964
NRG Energy, Inc.:
3.75%, 06/15/24 (b)		554	569,156
4.45%, 06/15/29 (b)		1,534	1,596,102
2.75%, 06/01/48 (h)		2,906	3,103,844
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27 (b)		1,497	1,524,695
ReNew Power Synthetic, 6.67%, 03/12/24		800	816,548
Stoneway Capital Corp., 10.00%, 03/01/27 (b)		6,295	5,925,437
Talen Energy Supply LLC:
6.50%, 06/01/25		3,071	2,571,962
7.25%, 05/15/27 (b)		3,890	3,987,250
Vistra Energy Corp.:
7.38%, 11/01/22		10,896	11,290,980
5.88%, 06/01/23		350	357,875
7.63%, 11/01/24		311	328,876

			33,647,676

Industrial Conglomerates — 0.2%
3M Co.:
2.88%, 10/15/27		1,433	1,444,058
3.38%, 03/01/29		4,712	4,966,186
3.63%, 10/15/47		80	80,447
General Electric Co.:
4.13%, 10/09/42		8,335	7,676,859

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Industrial Conglomerates (continued)
General Electric Co.: (continued)
4.50%, 03/11/44	USD	1,923	$1,865,738
Grupo KUO SAB de CV, 5.75%, 07/07/27 (b)		3,203	3,251,045
Honeywell International, Inc., 3.81%, 11/21/47		1,550	1,653,788
Tyco Electronics Group SA:
3.45%, 08/01/24		865	898,155
3.13%, 08/15/27		1,860	1,863,937

			23,700,213

Insurance — 0.6%
Ambac Assurance Corp., 5.10%, 06/07/20 (b)		462	654,017
Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.32%, 02/12/23 (a)(b)		2,936	2,983,575
Aon Corp.:
4.50%, 12/15/28		8,860	9,751,458
3.75%, 05/02/29		8,600	8,963,323
Aon PLC, 4.75%, 05/15/45		1,475	1,648,103
Berkshire Hathaway Finance Corp.:
4.40%, 05/15/42		950	1,067,927
4.25%, 01/15/49		1,060	1,193,132
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		1,311	1,308,952
Marsh & McLennan Cos., Inc.:
4.05%, 10/15/23		2,451	2,586,198
3.50%, 06/03/24		8,930	9,311,367
3.50%, 03/10/25		3,180	3,306,377
3.75%, 03/14/26		177	186,772
4.38%, 03/15/29		5,140	5,670,949
4.35%, 01/30/47		751	814,322
4.20%, 03/01/48		4,465	4,715,684
MetLife, Inc., 4.13%, 08/13/42		960	1,035,442
Principal Financial Group, Inc., 3.70%, 05/15/29		2,435	2,545,232
Prudential Financial, Inc., 3.88%, 03/27/28		7,204	7,831,872
QBE Insurance Group Ltd., (10 yr. Swap Semi 30/360 US + 4.395%), 5.88%, 06/17/46 (k)		450	471,414
T&D Holdings, Inc., 0.00%, 06/05/20 (h)(i)	JPY	80,000	734,592
Travelers Cos., Inc.:
6.25%, 06/15/37	USD	65	89,504
4.60%, 08/01/43		3,224	3,819,960
Trinity Acquisition PLC, 4.40%, 03/15/26		1,850	1,967,725
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		229	195,437
Willis North America, Inc., 3.60%, 05/15/24		14,810	15,297,563

			88,150,897

Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24		3,320	3,512,404
Tencent Holdings Ltd.:
3.98%, 04/11/29		1,400	1,460,308
4.53%, 04/11/49		275	301,331
YY, Inc., 0.75%, 06/15/25 (b)(h)		166	167,443

			5,441,486

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		5,095	5,303,232
Amazon.com, Inc., 3.88%, 08/22/37		6,650	7,332,428
Baozun, Inc., 1.63%, 05/01/24 (b)(h)		258	299,484
Ctrip.com International Ltd., 1.25%, 09/15/22 (h)		162	161,393

			13,096,537

IT Services — 0.9%
21Vianet Group, Inc., 7.88%, 10/15/21		485	498,337
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		277	281,092
3.00%, 08/15/26		15,110	15,288,985
4.50%, 08/15/46		1,179	1,242,326
4.75%, 05/15/48		3,700	4,129,726
Fiserv, Inc.:
4.75%, 06/15/21		1,600	1,670,942
2.75%, 07/01/24		4,525	4,565,326
3.85%, 06/01/25		1,580	1,672,330

Security	Par (000)		Value

IT Services (continued)
Fiserv, Inc.: (continued)
3.20%, 07/01/26	USD	16,235	$16,570,742
4.20%, 10/01/28		9,990	10,814,977
International Business Machines Corp.:
2.90%, 11/01/21		535	542,982
3.63%, 02/12/24		5,876	6,177,790
3.30%, 05/15/26		19,512	20,226,386
4.15%, 05/15/39		2,171	2,319,249
LINE Corp., 0.00%, 09/19/25 (h)(i)	JPY	70,000	583,179
Mastercard, Inc.:
2.95%, 11/21/26	USD	2,250	2,319,689
2.95%, 06/01/29		8,075	8,329,255
3.65%, 06/01/49		1,535	1,627,499
Sabre GLBL, Inc., 5.25%, 11/15/23 (b)		300	309,000
Total System Services, Inc.:
3.80%, 04/01/21		1,910	1,945,339
3.75%, 06/01/23		2,350	2,425,624
4.80%, 04/01/26		8,040	8,817,946
Transcosmos, Inc., 0.00%, 12/22/20 (h)(i)	JPY	40,000	367,674
VeriSign, Inc., 4.63%, 05/01/23	USD	9,359	9,511,552
Visa, Inc.:
4.15%, 12/14/35		4,019	4,618,721
4.30%, 12/14/45		2,265	2,682,951

			129,539,619

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.88%, 07/15/23		658	688,233
3.05%, 09/22/26		9,247	9,331,830
Thermo Fisher Scientific, Inc., 2.95%, 09/19/26		17,354	17,452,904

			27,472,967

Machinery — 0.0%
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23 (h)(i)	HKD	6,000	783,374
CNH Industrial NV, 3.85%, 11/15/27	USD	1,190	1,188,320
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (b)		445	445,278

			2,416,972

Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 09/30/22		561	569,471
5.13%, 02/15/23		307	311,851
5.13%, 05/01/23 (b)		305	311,386
5.75%, 01/15/24		153	156,423
Charter Communications Operating LLC/Charter Communications Operating Capital: (3 mo. LIBOR US + 1.650%), 4.23%, 02/01/24 (a)		208	208,855
4.50%, 02/01/24		7,170	7,641,454
4.91%, 07/23/25		9,864	10,708,786
6.38%, 10/23/35		13,831	16,243,310
5.38%, 04/01/38		6,221	6,661,842
6.48%, 10/23/45		7,565	8,913,904
6.83%, 10/23/55		64	76,020
Comcast Corp.:
3.30%, 10/01/20		13,872	14,062,177
3.38%, 02/15/25		1,054	1,103,427
3.15%, 03/01/26		10,540	10,908,717
2.35%, 01/15/27		740	721,647
4.15%, 10/15/28		668	736,236
4.25%, 10/15/30		2,493	2,782,230
4.40%, 08/15/35		2,760	3,074,132
6.50%, 11/15/35		1,550	2,100,642
3.20%, 07/15/36		19,548	18,987,401
6.95%, 08/15/37		1,150	1,629,448
4.60%, 10/15/38		672	769,472
3.40%, 07/15/46		7,286	6,986,316
4.95%, 10/15/58		2,645	3,228,590

20

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Cox Communications, Inc.:
3.15%, 08/15/24 (b)	USD	13,811	$14,001,662
3.35%, 09/15/26 (b)		849	857,316
CSC Holdings LLC, 10.88%, 10/15/25 (b)		777	890,636
Discovery Communications LLC:
3.80%, 03/13/24		4,497	4,667,293
4.88%, 04/01/43		815	809,085
5.20%, 09/20/47		2,355	2,489,085
5.30%, 05/15/49		489	526,211
DISH DBS Corp., 7.88%, 09/01/19		307	308,151
Fox Corp.:
4.03%, 01/25/24 (b)		2,145	2,281,526
4.71%, 01/25/29 (b)		3,650	4,083,428
Grupo Televisa SAB, 5.25%, 05/24/49		3,233	3,321,746
Historic TW, Inc., 6.63%, 05/15/29		420	514,909
Kakao Corp., 0.00%, 05/11/21 (h)(i)	KRW	400,000	392,543
Lamar Media Corp., 5.38%, 01/15/24	USD	463	476,311
NBCUniversal Media LLC:
6.40%, 04/30/40		89	120,422
5.95%, 04/01/41		4,270	5,607,555
4.45%, 01/15/43		3,047	3,359,035
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22		520	526,968
Sirius XM Radio, Inc., 4.63%, 07/15/24 (b)		1,750	1,790,740
Time Warner Cable LLC:
5.00%, 02/01/20		2,900	2,938,130
4.00%, 09/01/21		911	935,060
5.50%, 09/01/41		3,125	3,276,329
4.50%, 09/15/42		314	293,404
TWDC Enterprises 18 Corp., 7.00%, 03/01/32		530	759,584
Unitymedia GmbH, 6.13%, 01/15/25 (b)		2,322	2,415,460
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (b)		993	1,022,790
Viacom, Inc.:
3.88%, 12/15/21		78	80,137
4.25%, 09/01/23		30	31,737
6.88%, 04/30/36		2,504	3,172,666
Walt Disney Co.:
6.20%, 12/15/34 (b)		825	1,118,578
6.40%, 12/15/35 (b)		4,033	5,499,217
6.15%, 03/01/37 (b)		5,830	7,920,704
6.90%, 08/15/39 (b)		285	420,035
Warner Media LLC, 7.63%, 04/15/31		1,815	2,420,474

			198,222,664

Metals & Mining — 0.3%
Anglo American Capital PLC:
3.63%, 09/11/24 (b)		7,445	7,604,840
4.75%, 04/10/27 (b)		4,150	4,395,664
4.50%, 03/15/28 (b)		584	605,610
ArcelorMittal:
5.25%, 08/05/20		200	205,091
6.13%, 06/01/25		2,700	3,069,378
4.55%, 03/11/26		390	412,230
Barrick Gold Corp., 5.25%, 04/01/42		2,470	2,896,648
Evraz PLC, 5.25%, 04/02/24 (b)		1,886	1,961,440
Kaiser Aluminum Corp., 5.88%, 05/15/24		82	85,280
Largo Resources Ltd., 9.25%, 06/01/21 (b)		328	343,547
Newmont Mining Corp., 4.88%, 03/15/42		95	106,298
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26 (b)		2,149	2,188,359
Nucor Corp., 5.20%, 08/01/43		1,640	1,950,719
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		285	284,487
Steel Dynamics, Inc.:
5.13%, 10/01/21		9,507	9,606,063
5.25%, 04/15/23		312	317,460

Security	Par (000)		Value

Metals & Mining (continued)
Steel Dynamics, Inc.: (continued)
5.50%, 10/01/24	USD	155	$160,619
Vale Overseas Ltd., 4.38%, 01/11/22		1,494	1,540,221
Vedanta Resources Finance II PLC, 8.00%, 04/23/23		500	505,625
Vedanta Resources PLC, 6.38%, 07/30/22		1,000	988,437
Zekelman Industries, Inc., 9.88%, 06/15/23 (b)		379	400,082

			39,628,098

Multiline Retail — 0.0%
Dollar General Corp., 3.88%, 04/15/27		450	467,422

Multi-Utilities — 0.4%
Alliant Energy Finance LLC, 3.75%, 06/15/23 (b)		1,795	1,864,169
Ameren Illinois Co., 3.80%, 05/15/28		3,730	3,999,872
Berkshire Hathaway Energy Co.:
6.13%, 04/01/36		449	600,797
5.95%, 05/15/37		231	298,184
Black Hills Corp., 3.95%, 01/15/26		1,812	1,889,823
CMS Energy Corp., 4.88%, 03/01/44		350	402,077
Consumers Energy Co.:
3.75%, 02/15/50		3,150	3,319,895
3.95%, 05/15/43		505	538,824
3.25%, 08/15/46		995	951,758
3.95%, 07/15/47		410	443,447
4.05%, 05/15/48		1,325	1,461,279
Dominion Energy Gas Holdings LLC:
4.80%, 11/01/43		1,110	1,251,633
4.60%, 12/15/44		1,555	1,739,237
DTE Energy Co., 3.70%, 08/01/23		2,960	3,088,674
NiSource, Inc., 3.49%, 05/15/27		6,865	7,101,030
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		6,506	6,598,341
Series A, 3.50%, 03/15/27		6,635	6,991,595
4.00%, 01/15/43		5,610	5,927,001
4.45%, 02/15/44		1,674	1,890,892
Series B, 4.20%, 05/15/45		2,952	3,197,703
Series C, 4.00%, 11/15/46		6,944	7,333,208

			60,889,439

Oil, Gas & Consumable Fuels — 3.8%
Anadarko Petroleum Corp., 0.00%, 10/10/36 (i)		14,000	6,614,304
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		16,323	16,398,885
6.38%, 05/01/24		207	216,832
5.25%, 01/15/25		850	899,410
4.25%, 12/01/27		21,580	22,795,210
5.20%, 12/01/47		4,355	4,611,112
Antero Resources Corp.:
5.38%, 11/01/21		6,681	6,597,488
5.13%, 12/01/22		2,999	2,879,040
5.63%, 06/01/23		2,430	2,345,436
Apache Corp., 4.38%, 10/15/28		5	5,225
Boardwalk Pipelines LP, 4.80%, 05/03/29		1,730	1,805,590
BP Capital Markets America, Inc.:
3.79%, 02/06/24		3,955	4,187,654
3.80%, 09/21/25		8,507	9,078,448
3.12%, 05/04/26		2,440	2,486,476
BP Capital Markets PLC, 2.32%, 02/13/20		1,834	1,833,542
Bruin E&P Partners LLC, 8.88%, 08/01/23 (b)		3,397	2,853,480
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		500	516,250
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23		844	814,460
Centennial Resource Production LLC:
5.38%, 01/15/26 (b)		297	282,150
6.88%, 04/01/27 (b)		1,460	1,474,600

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24	USD	5,227	$6,011,573
5.88%, 03/31/25		205	228,319
Cheniere Energy Partners LP, 5.25%, 10/01/25		156	161,265
Cheniere Energy, Inc., 4.88% (4.88 Cash or 4.88% PIK), 05/28/21 (b)(h)(m)		15,300	16,059,951
Chesapeake Energy Corp.:
6.63%, 08/15/20		623	627,673
6.13%, 02/15/21		260	263,900
5.50%, 09/15/26 (h)		5,756	4,594,315
Cimarex Energy Co.:
4.38%, 06/01/24		9,040	9,574,615
3.90%, 05/15/27		6,100	6,268,597
Concho Resources, Inc., 3.75%, 10/01/27		4,161	4,305,668
Continental Resources, Inc.:
5.00%, 09/15/22		7,368	7,428,462
4.50%, 04/15/23		16,873	17,728,150
3.80%, 06/01/24		306	314,626
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		311	317,065
DCP Midstream Operating LP, 5.35%, 03/15/20 (b)		2,852	2,891,215
Devon Energy Corp.:
4.00%, 07/15/21		40	41,034
3.25%, 05/15/22		122	124,305
5.85%, 12/15/25		5,062	5,997,103
Diamondback Energy, Inc.:
4.75%, 11/01/24		2,945	3,029,669
5.38%, 05/31/25		4,436	4,663,345
Enbridge, Inc.:
2.90%, 07/15/22		2,385	2,420,138
3.70%, 07/15/27		4,740	4,895,552
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 01/30/26 (b)		1,075	1,113,969
Energen Corp., 4.63%, 09/01/21		377	380,770
Energy Transfer Operating LP:
7.50%, 10/15/20		5,092	5,401,133
5.88%, 01/15/24		11,495	12,795,823
6.05%, 06/01/41		700	783,766
6.50%, 02/01/42		10,400	12,294,264
6.13%, 12/15/45		4,540	5,143,886
5.30%, 04/15/47		570	594,546
Ensco Jersey Finance Ltd., 3.00%, 01/31/24 (h)		1,020	792,874
Enterprise Products Operating LLC:
3.90%, 02/15/24		1,449	1,534,913
6.88%, 03/01/33		2,904	3,890,659
6.65%, 10/15/34		205	270,951
4.45%, 02/15/43		5,113	5,339,449
5.10%, 02/15/45		1,987	2,271,270
4.25%, 02/15/48		550	569,677
4.80%, 02/01/49		56	62,143
EOG Resources, Inc.:
4.15%, 01/15/26		756	823,256
3.90%, 04/01/35		1,120	1,177,058
Frontera Energy Corp., 9.70%, 06/25/23 (b)		1,316	1,399,484
Gran Tierra Energy, Inc., 7.75%, 05/23/27 (b)		1,723	1,695,432
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (b)		1,025	832,813
Hammerhead Resources, Inc., 9.00%, 07/10/22		4,789	4,369,963
Hess Corp., 5.80%, 04/01/47		2,600	2,886,832
Kinder Morgan Energy Partners LP:
5.80%, 03/15/35		2,195	2,531,192
6.50%, 02/01/37		4,900	5,884,009
6.95%, 01/15/38		665	852,639
6.38%, 03/01/41		910	1,099,411
5.63%, 09/01/41		85	94,534

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP: (continued)
5.00%, 03/01/43	USD	3,625	$3,800,950
Kinder Morgan, Inc.:
3.05%, 12/01/19		7,370	7,383,281
3.15%, 01/15/23		12,130	12,339,063
4.30%, 06/01/25		2,190	2,339,479
4.30%, 03/01/28		8,900	9,539,145
5.55%, 06/01/45		530	613,277
5.05%, 02/15/46		11,410	12,433,509
Marathon Petroleum Corp.:
4.75%, 12/15/23		3,050	3,290,085
5.85%, 12/15/45		1,915	2,112,505
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		1,250	1,346,484
MPLX LP:
4.88%, 12/01/24		9,040	9,834,014
4.00%, 02/15/25		4,040	4,218,765
4.13%, 03/01/27		22,209	23,247,444
5.20%, 03/01/47		1,475	1,585,411
5.50%, 02/15/49		369	419,100
NGPL PipeCo LLC, 4.38%, 08/15/22 (b)		4,784	4,927,520
Northern Oil and Gas, Inc., 9.50% (8.50% Cash or 9.50% PIK), 05/15/23 (m)		1,399	1,444,434
Northwest Pipeline LLC, 4.00%, 04/01/27		10,235	10,716,048
Oasis Petroleum, Inc., 6.50%, 11/01/21		1,547	1,523,795
Odebrecht Offshore Drilling Finance Ltd.:
6.72%, 12/01/22 (b)		1,066	1,024,755
7.72% (7.72% Cash or 7.72% PIK), 12/01/26 (b)(m)		38	9,339
Odebrecht Oil & Gas Finance Ltd., 0.00% (b)(i)(l)		193	1,637
Pacific Drilling SA, 8.38%, 10/01/23 (b)		4,348	4,304,520
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 06/01/24 (b)		2,004	2,084,160
5.25%, 08/15/25 (b)		500	507,500
Petrobras Global Finance BV:
8.75%, 05/23/26		2,256	2,786,386
7.25%, 03/17/44		7,271	8,084,443
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		1,050	1,049,113
3.65%, 06/01/22		955	978,157
Puma International Financing SA, 5.00%, 01/24/26 (b)		3,148	2,801,757
Rockies Express Pipeline LLC, 5.63%, 04/15/20 (b)		10,242	10,408,432
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21		165	171,387
6.25%, 03/15/22		440	477,603
5.63%, 04/15/23		7,916	8,621,876
5.75%, 05/15/24		12,723	14,149,151
5.63%, 03/01/25		13,963	15,639,568
5.88%, 06/30/26		10,120	11,564,480
5.00%, 03/15/27		5,669	6,215,804
Sable Permian Resources Land LLC/AEPB Finance Corp., 13.00%, 11/30/20 (b)(f)(j)		1,080	1,026,000
Spectra Energy Partners LP, 4.50%, 03/15/45		6,470	6,835,553
Sunoco Logistics Partners Operations LP:
5.35%, 05/15/45		2,249	2,338,889
5.40%, 10/01/47		2,786	2,959,023
Talos Production LLC/Talos Production Finance, Inc., 11.00%, 04/03/22		5,130	5,418,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		154	159,005
6.50%, 07/15/27 (b)		666	726,772

22

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Texas Eastern Transmission LP:
3.50%, 01/15/28 (b)	USD	4,350	$4,420,482
4.15%, 01/15/48 (b)		2,200	2,245,279
TransCanada PipeLines Ltd.:
4.88%, 01/15/26		11,120	12,272,941
4.25%, 05/15/28		3,315	3,583,754
4.63%, 03/01/34		1,370	1,520,856
5.85%, 03/15/36		1,026	1,233,284
4.75%, 05/15/38		110	120,591
6.10%, 06/01/40		3,814	4,717,883
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		3,073	3,923,613
4.00%, 03/15/28		6,240	6,512,825
4.45%, 08/01/42		440	454,845
4.60%, 03/15/48		1,270	1,347,623
Valero Energy Corp.:
3.65%, 03/15/25		5,346	5,546,271
3.40%, 09/15/26		2,209	2,252,590
Western Midstream Operating LP:
4.00%, 07/01/22		940	952,223
4.65%, 07/01/26		2,305	2,336,843
5.45%, 04/01/44		720	680,130
Whiting Petroleum Corp., 1.25%, 04/01/20 (h)		1,056	1,021,680
Williams Cos., Inc.:
4.55%, 06/24/24		2,090	2,252,064
3.75%, 06/15/27		3,010	3,107,717
7.50%, 01/15/31		2,400	3,105,315
5.75%, 06/24/44		2,630	3,069,429
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		770	768,160

			554,433,427

Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29 (b)		1,305	1,370,250
Daio Paper Corp., 0.00%, 09/17/20 (h)(i)	JPY	140,000	1,304,942
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21 (b)	USD	1,939	2,032,860
Georgia-Pacific LLC:
5.40%, 11/01/20 (b)		3,718	3,864,312
3.73%, 07/15/23 (b)		3,907	4,088,896
3.60%, 03/01/25 (b)		1,475	1,548,917
7.38%, 12/01/25		3,288	4,165,607
7.75%, 11/15/29		1,275	1,805,529
Klabin Austria GmbH, 5.75%, 04/03/29 (b)		1,635	1,738,659
Suzano Austria GmbH:
6.00%, 01/15/29 (b)		3,096	3,382,380
5.00%, 01/15/30 (b)		1,075	1,090,910
7.00%, 03/16/47 (b)		2,148	2,443,350

			28,836,612

Personal Products — 0.0%
Top Glove Labuan Ltd., 2.00%, 03/01/24 (h)		800	804,522

Pharmaceuticals — 1.1%
Allergan Finance LLC, 3.25%, 10/01/22		975	987,098
Allergan Funding SCS:
3.80%, 03/15/25		20,261	21,026,312
4.55%, 03/15/35		8,970	9,056,823
Bausch Health Cos., Inc.:
6.50%, 03/15/22 (b)		5,656	5,861,030
7.00%, 03/15/24 (b)		1,594	1,693,784
Bayer U.S. Finance II LLC:
3.88%, 12/15/23 (b)		910	944,946
3.38%, 07/15/24 (b)		733	737,072
2.85%, 04/15/25 (b)		2,800	2,639,311
3.60%, 07/15/42 (b)		2,845	2,258,451
Bayer U.S. Finance LLC, 3.38%, 10/08/24 (b)		2,902	2,915,706
Bristol-Myers Squibb Co.:
3.20%, 06/15/26 (b)		17,412	18,091,255

Security	Par (000)		Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.: (continued)
4.13%, 06/15/39 (b)	USD	1,060	$1,143,119
Eli Lilly & Co., 4.15%, 03/15/59		3,890	4,270,004
Johnson & Johnson, 2.45%, 03/01/26		2,262	2,274,381
Jubilant Pharma Ltd., 6.00%, 03/05/24		700	715,029
Luye Pharma Group Ltd., 1.50%, 07/09/24 (h)		900	915,750
Merck & Co., Inc.:
3.60%, 09/15/42		835	853,585
3.70%, 02/10/45		1,145	1,211,085
4.00%, 03/07/49		585	650,280
Novartis Capital Corp.:
3.40%, 05/06/24		4,070	4,279,935
3.10%, 05/17/27		4,070	4,218,403
4.40%, 05/06/44		1,245	1,457,344
Pfizer, Inc., 4.00%, 12/15/36		2,508	2,734,113
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19		35,985	35,929,223
2.88%, 09/23/23		4,400	4,443,012
3.20%, 09/23/26		9,124	9,200,525
Takeda Pharmaceutical Co. Ltd.:
4.40%, 11/26/23 (b)		330	353,582
5.00%, 11/26/28 (b)		10,490	11,888,716
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20		1,081	1,067,352
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19		521	519,600
Wyeth LLC:
6.45%, 02/01/24		985	1,163,150
5.95%, 04/01/37		5,860	7,768,287

			163,268,263

Professional Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/20		110	110,261

Real Estate Management & Development — 0.3%
Agile Group Holdings Ltd., 8.50%, 07/18/21		400	424,783
Alam Synergy Pte Ltd., 6.63%, 04/24/22		415	405,662
Arrow Bidco LLC, 9.50%, 03/15/24 (b)		2,177	2,190,606
Central China Real Estate Ltd.:
7.33%, 01/27/20		455	458,412
6.88%, 10/23/20		500	506,875
6.50%, 03/05/21		260	261,622
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		900	933,750
8.60%, 04/08/24		200	202,250
China Aoyuan Group Ltd.:
7.95%, 09/07/21		630	657,989
8.50%, 01/23/22		640	675,756
7.95%, 02/19/23		600	625,164
China Evergrande Group:
7.00%, 03/23/20		1,200	1,206,375
6.25%, 06/28/21		213	205,478
9.50%, 04/11/22		465	460,350
4.25%, 02/14/23 (h)	HKD	15,000	1,799,584
10.00%, 04/11/23	USD	600	583,326
7.50%, 06/28/23		800	720,000
8.75%, 06/28/25		1,500	1,329,375
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		800	838,000
7.45%, 04/17/21		400	409,291
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		700	705,250
6.88%, 04/23/21		980	1,002,823
5.50%, 01/23/22		1,300	1,287,548
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		510	487,050
11.75%, 04/17/22		230	225,400

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.: (continued)
7.95%, 07/05/22	USD 530	$474,019
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (b)	3,380	3,396,968
Forestar Group, Inc., 8.00%, 04/15/24 (b)	8,346	8,752,868
Future Land Development Holdings Ltd.:
5.00%, 02/16/20	400	400,000
6.50%, 09/12/20	700	707,000
7.50%, 01/22/21	700	719,250
Global Prime Capital Pte Ltd., 7.25%, 04/26/21	440	455,906
Jingrui Holdings Ltd., 9.45%, 04/23/21	700	667,975
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	254	242,729
Logan Property Holdings Co. Ltd.:
6.88%, 04/24/21	285	290,472
7.50%, 08/25/22	600	621,000
New Metro Global Ltd., 6.50%, 04/23/21	600	606,000
No Va Land Investment Group Corp., 5.50%, 04/27/23 (h)	1,500	1,396,875
Powerlong Real Estate Holdings Ltd., 6.95%, 04/17/21	600	600,000
Realogy Group LLC/Realogy Co-Issuer Corp.,
9.38%, 04/01/27 (b)	410	359,262
Ronshine China Holdings Ltd.:
11.25%, 08/22/21	265	283,219
8.75%, 10/25/22	530	523,432
Shui On Development Holding Ltd., (5 yr. Swap Semi 30/360 US + 8.809%), 7.50% (h)(k)(l)	500	518,125
Singha Estate PCL, 2.00%, 07/20/22 (h)	1,000	990,937
Sunac China Holdings Ltd., 7.25%, 06/14/22	605	605,756
Times China Holdings Ltd.:
7.63%, 02/21/22	800	824,000
5.75%, 04/26/22	500	490,000
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20	410	403,466
Yuzhou Properties Co. Ltd.:
8.63%, 01/23/22	700	731,500
8.50%, 02/26/24	700	716,187

		44,379,665

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC:
3.00%, 04/01/25	625	643,229
6.15%, 05/01/37	1,599	2,149,507
5.75%, 05/01/40	4,400	5,799,601
5.05%, 03/01/41	399	483,952
4.55%, 09/01/44	1,322	1,532,545
4.15%, 04/01/45	5,499	6,145,406
4.15%, 12/15/48	267	301,942
CSX Corp.:
4.25%, 03/15/29	1,995	2,222,001
6.15%, 05/01/37	875	1,129,800
5.50%, 04/15/41	285	344,257
4.75%, 11/15/48	1,800	2,093,813
4.25%, 11/01/66	2,578	2,657,395
Hertz Corp., 7.38%, 01/15/21	3,267	3,271,084
Norfolk Southern Corp.:
3.65%, 08/01/25	4,095	4,318,004
2.90%, 06/15/26	5,595	5,678,927
4.84%, 10/01/41	485	561,633
4.10%, 05/15/49	495	527,746
4.05%, 08/15/52	4,322	4,504,893
Penske Truck Leasing Co. LP/PTL Finance Corp.:
4.45%, 01/29/26 (b)	3,900	4,183,339
3.40%, 11/15/26 (b)	4,889	4,884,347
4.20%, 04/01/27 (b)	2,992	3,110,064
Ryder System, Inc.:
2.25%, 09/01/21	66	65,790
2.50%, 09/01/22	345	345,660
Union Pacific Corp.:
3.15%, 03/01/24	2,885	2,974,776

Security	Par (000)		Value

Road & Rail (continued)
Union Pacific Corp.: (continued)
2.75%, 03/01/26	USD	4,737	$4,759,041
3.38%, 02/01/35		7,443	7,407,827
3.60%, 09/15/37		4,858	4,936,582
4.38%, 09/10/38		202	223,787
4.75%, 09/15/41		1,100	1,251,809
3.80%, 10/01/51		1,440	1,447,381
3.88%, 02/01/55		4,114	4,116,336
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,778	2,876,023

			86,948,497

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc.:
3.90%, 12/15/25		485	512,287
3.50%, 12/05/26		3,430	3,495,453
5.30%, 12/15/45		2,105	2,432,418
Applied Materials, Inc.:
3.30%, 04/01/27		7,995	8,302,647
5.10%, 10/01/35		4,030	4,883,688
5.85%, 06/15/41		645	831,978
4.35%, 04/01/47		7,598	8,487,496
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20		16,809	16,779,780
2.20%, 01/15/21		4,190	4,153,613
3.63%, 01/15/24		6,000	6,056,822
3.88%, 01/15/27		8,710	8,534,940
Broadcom, Inc.:
3.13%, 04/15/21 (b)		19,057	19,180,395
3.63%, 10/15/24 (b)		18,200	18,290,470
4.25%, 04/15/26 (b)		17,230	17,486,305
Intel Corp., 4.80%, 10/01/41		3,100	3,658,355
KLA-Tencor Corp.:
4.10%, 03/15/29		10,120	10,646,373
5.00%, 03/15/49		4,200	4,678,593
Lam Research Corp.:
2.75%, 03/15/20		3,359	3,361,953
3.75%, 03/15/26		6,728	7,079,084
4.88%, 03/15/49		2,870	3,160,678
NVIDIA Corp., 3.20%, 09/16/26		11,915	12,187,891
NXP BV/NXP Funding LLC:
4.13%, 06/01/21 (b)		13,058	13,359,640
4.63%, 06/15/22 (b)		6,545	6,855,888
3.88%, 09/01/22 (b)		535	550,108
4.63%, 06/01/23 (b)		9,245	9,745,155
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.88%, 06/18/26 (b)		3,010	3,093,526
4.30%, 06/18/29 (b)		3,850	3,968,888
QUALCOMM, Inc., 4.65%, 05/20/35		5,585	6,236,402
Texas Instruments, Inc.:
2.25%, 05/01/23		2,000	2,003,783
4.15%, 05/15/48		1,427	1,619,132

			211,633,741

Software — 0.6%
Autodesk, Inc., 3.50%, 06/15/27		12,230	12,360,789
CDK Global, Inc., 3.80%, 10/15/19		2,000	2,002,500
Microsoft Corp.:
3.50%, 02/12/35		7,483	7,984,350
3.45%, 08/08/36		16,280	17,226,797
3.70%, 08/08/46		14,787	15,982,331
Oracle Corp.:
2.50%, 10/15/22		853	859,025
3.40%, 07/08/24		4,300	4,506,521
2.65%, 07/15/26		4,215	4,234,279
3.25%, 11/15/27		2,549	2,669,145
3.90%, 05/15/35		5,276	5,711,935
3.85%, 07/15/36		532	564,398
3.80%, 11/15/37		758	804,288

24

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Oracle Corp.: (continued)
4.13%, 05/15/45	USD	1,575	$1,704,336
4.00%, 07/15/46		6,704	7,187,514
4.00%, 11/15/47		1,483	1,593,692

			85,391,900

Specialty Retail — 0.2%
Home Depot, Inc.:
1.80%, 06/05/20		201	200,302
2.13%, 09/15/26		1,695	1,658,803
3.90%, 12/06/28		1,840	2,024,950
2.95%, 06/15/29		2,050	2,102,933
5.88%, 12/16/36		3,811	5,056,788
5.95%, 04/01/41		514	696,857
4.20%, 04/01/43		895	995,230
4.88%, 02/15/44		930	1,127,445
3.50%, 09/15/56		1,810	1,786,567
Lowe’s Cos., Inc.:
4.38%, 09/15/45		4,380	4,563,757
4.05%, 05/03/47		1,707	1,693,764

			21,907,396

Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.:
3.00%, 02/09/24		6,163	6,365,672
3.85%, 05/04/43		17,790	18,855,151
3.45%, 02/09/45		6,784	6,760,093
4.38%, 05/13/45		1,069	1,218,380
Dell International LLC/EMC Corp.:
4.42%, 06/15/21 (b)		2,940	3,029,495
5.88%, 06/15/21 (b)		463	470,686
7.13%, 06/15/24 (b)		356	375,839
6.02%, 06/15/26 (b)		1,360	1,500,327
EMC Corp., 2.65%, 06/01/20		310	308,301
Seagate HDD Cayman, 4.25%, 03/01/22		2,330	2,369,517

			41,253,461

Thrifts & Mortgage Finance — 0.0%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		800	809,750

Tobacco — 0.4%
Altria Group, Inc.:
6.20%, 02/14/59		861	981,297
4.00%, 01/31/24		8,815	9,237,740
4.40%, 02/14/26		800	856,040
4.80%, 02/14/29		4,270	4,593,629
4.25%, 08/09/42		5,425	5,013,595
4.50%, 05/02/43		480	455,954
5.38%, 01/31/44		7,340	7,871,945
Philip Morris International, Inc.:
2.88%, 05/01/24		1,600	1,623,880
4.50%, 03/20/42		780	839,971
3.88%, 08/21/42		440	436,282
Reynolds American, Inc.:
4.45%, 06/12/25		19,762	20,955,626
5.85%, 08/15/45		817	879,917

			53,745,876

Trading Companies & Distributors — 0.1%
Ashtead Capital, Inc.:
5.63%, 10/01/24 (b)		2,016	2,086,560
4.13%, 08/15/25 (b)		998	1,010,475
5.25%, 08/01/26 (b)		330	344,025
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		134	139,193
GATX Corp., 2.60%, 03/30/20		2,962	2,959,323
Herc Rentals, Inc.:
7.50%, 06/01/22 (b)		6,635	6,890,448

Security		Par (000)	Value

Trading Companies & Distributors (continued)
Herc Rentals, Inc.: (continued)
7.75%, 06/01/24 (b)	USD	5,197	$5,504,662

			18,934,686

Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd.:
4.00%, 07/30/27		203	202,810
4.38%, 07/03/29 (b)		1,842	1,875,346
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29 (b)		706	742,182
Jasa Marga Persero Tbk PT, 7.50%, 12/11/20	IDR	5,400,000	374,013
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (b)	USD	2,174	2,304,358

			5,498,709

Wireless Telecommunication Services — 0.3%
Digicel Group Two Ltd.:
8.25%, 09/30/22 (b)		1,182	252,991
9.13% (7.13% Cash or 9.13% PIK), 04/01/24 (b)(m)		522	117,500
Digicel Ltd., 6.75%, 03/01/23 (b)		233	131,936
Millicom International Cellular SA, 6.63%, 10/15/26 (b)		1,100	1,198,526
Sprint Communications, Inc., 7.00%, 03/01/20 (b)		1,024	1,049,600
Sprint Corp.:
7.88%, 09/15/23		312	338,910
7.13%, 06/15/24		156	165,407
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23 (b)		10,088	10,090,498
Vodafone Group PLC:
3.75%, 01/16/24		7,343	7,677,387
4.13%, 05/30/25		4,285	4,555,947
6.15%, 02/27/37		6,410	7,786,836
5.25%, 05/30/48		3,905	4,310,692

			37,676,230

Total Corporate Bonds — 36.3% (Cost: $5,140,744,551)			5,350,464,141

Floating Rate Loan Interests(a) — 2.1%

Airlines — 0.1%
Allegiant Travel Co., Class B Term Loan (3 mo. LIBOR US + 4.500%, 0.000% Floor), 7.07%, 02/05/24		7,300	7,295,179
Gol Luxco SA, Term Loan (6 mo. FIXED US + 6.500%, 0.000% Floor), 6.50%, 08/31/20 (c)(n)		7,462	7,536,620

			14,831,799

Banks — 0.1%
Goldman Sachs Bank USA, Term Loan B (MFA), (3 mo. LIBOR US + 0.000%, 0.25% Floor), 4.50%, 09/17/20 (c)		11,984	11,924,215

Building Products — 0.0%
Tamko Building Products, Inc.:
Initial Term Loan (1 mo. LIBOR US + 3.250%, 0.000% Floor), 5.65%, 05/29/26 (c)		634	631,456
Initial Term Loan (1 mo. LIBOR US + 3.250%, 0.000% Floor), 5.58%, 05/29/26 (c)		3,169	3,157,283

			3,788,739

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	value

Capital Markets — 0.2%
LSTAR Securities Financing Vehicle LLC, Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 4.44%, 05/30/22 (c)	USD	24,884	$24,883,861

Commercial Services & Supplies — 0.1%
NRC U.S. Holding Co. LLC, Initial Term Loan (3 mo. LIBOR US + 5.250%, 1.000% Floor), 7.58%, 06/11/24		7,857	7,808,142

Construction & Engineering — 0.0%
PLH Infrastructure Services, Inc., Term Loan (3 mo. LIBOR US + 6.000%, 0.000% Floor), 8.57%, 08/07/23 (c)		2,762	2,706,496
Ply Gem Midco, Inc., Initial Term Loan (3 mo. LIBOR US + 3.750%, 0.000% Floor), 6.35%, 04/12/25		3,135	3,040,974

			5,747,470

Diversified Financial Services — 0.3%
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan (1 mo. LIBOR US + 2.500%, 0.000% Floor), 4.94%, 12/09/22		13,000	13,000,000
Goldman Sachs Lending Partners LLC, Term Loan A (MFA), (3 mo. LIBOR US + 0.000%, 0.25% Floor), 4.50%, 08/26/20 (c)		4,994	4,968,728
Intelsat Jackson Holdings SA:
Tranche B-3 Term Loan (1 mo. LIBOR US + 3.750%, 1.000% Floor), 6.15%, 11/27/23		1,275	1,260,656
Tranche B-4 Term Loan (o)		1,458	1,461,187
RNTR-1 LLC, Initial Term Loan (1 mo. LIBOR US + 2.050%, 0.250% Floor), 4.80%, 12/20/21		7,860	7,860,000
Stars Group Holdings BV, USD Term Loan (3 mo. LIBOR US + 3.500%, 0.000% Floor), 5.83%, 07/10/25		10,069	10,063,876

			38,614,447

Electronic Equipment, Instruments & Components — 0.0%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien) (1 mo. LIBOR US + 8.000%, 1.000% Floor), 10.44%, 02/28/26		1,795	1,539,212

Energy Equipment & Services — 0.1%
Bristow Group, Inc., Term Loan, 05/10/22 (c)(o)		1,738	1,672,015
Pioneer Energy Services Corp. (FKA Pioneer Drilling Co.), Term Loan (1 mo. LIBOR US + 7.750%, 1.000% Floor), 10.15%, 11/08/22 (c)		6,928	6,512,499

			8,184,514

Food Products — 0.0%
JBS USA Lux SA (FKA JBS USA LLC), New Term Loan (1 mo. LIBOR US + 2.500%, 0.000% Floor), 4.90%, 05/01/26		4,781	4,769,065

Hotels, Restaurants & Leisure — 0.2%
DuPont Hotel Project Owner LLC, Loan (3 mo. LIBOR US + 2.500%, 1.000% Floor), 4.91%, 04/01/24 (c)		12,000	11,970,000
MGM Growth Properties Operating Partnership LP, Term B Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 4.40%, 03/21/25		12,349	12,262,221

Security		Par (000)	value

Hotels, Restaurants & Leisure (continued)
PCI Gaming Authority, Term B Facility Loan (1 mo. LIBOR US + 3.000%, 0.000% Floor), 5.40%, 05/29/26	USD	7,511	$7,518,811
Wynn Resorts Ltd., Term Facility Loan (1 mo. LIBOR US + 2.250%, 0.000% Floor), 4.69%, 10/30/24		3,950	3,914,431

			35,665,463

Machinery — 0.0%
Gates Global LLC, Initial B-2 Dollar Term Loan (1 mo. LIBOR US + 2.750%, 1.000% Floor), 5.15%, 04/01/24		991	984,316

Media — 0.0%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term A-2 Loan (3 mo. LIBOR US + 1.500%, 0.000% Floor), 3.83%, 03/31/23		7,175	7,141,783

Metals & Mining — 0.0%
Samarco Mineracao Sa, Term Loan, 12/02/18 (f)(j)(o)		1,846	1,292,200

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
ATX Office Owner, Term Loan (1 mo. LIBOR US + 2.247%, 0.000% Floor), 4.70%, 11/01/24 (c)		5,000	5,000,000
Chimera Special Holding LLC, Term Loan (1 mo. LIBOR US + 2.000%), 4.44%, 10/06/19 (a)(c)		32,925	32,924,940

			37,924,940

Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor II LLC, Initial Term Loan (1 mo. LIBOR US + 4.750%, 0.000% Floor), 7.15%, 11/03/25		9,547	9,061,726
California Resources Corp.:
Initial Loan (1 mo. LIBOR US + 4.750%, 1.000% Floor), 7.15%, 12/31/22		5,498	5,246,686
Loan (1 mo. LIBOR US + 10.375%, 1.000% Floor), 12.78%, 12/31/21		7,760	7,860,880
Midcoast Energy LLC, Tranche B Term Loan (3 mo. LIBOR US + 5.500%, 0.000% Floor), 7.83%, 08/01/25		3,816	3,820,933

			25,990,225

Real Estate Management & Development — 0.2%
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan (o)		17,000	17,000,000
MT II LLC, Term Loan (1 mo. LIBOR US + 2.800%, 1.250% Floor), 5.20%, 06/09/21 (c)		5,042	5,042,204
VICI Properties 1 LLC, Term B Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 4.40%, 12/20/24		1,670	1,649,574

			23,691,778

Specialty Retail — 0.0%
Peer Holdings III BV (AKA Action Holding), Facility B (3 mo. EURIBOR US + 3.250%, 0.000% Floor), 3.25%, 03/07/25	EUR	1,000	1,122,295

26

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	value

Technology Hardware, Storage & Peripherals — 0.1%
Aligned Energy Data Centers (SLC) Propco LLC, Term Loan (3 mo. LIBOR US + 3.500%, 0.000% Floor), 6.00%, 10/09/23	USD	15,000	$14,909,512

Thrifts & Mortgage Finance — 0.2%
Caliber Home Loans, Inc., Term Loan (1 mo. LIBOR US + 3.250%, 0.000% Floor), 5.69%, 04/24/21 (c)		14,311	14,275,701
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan (1 mo. LIBOR US + 3.375%, 0.000% Floor), 5.82%, 08/27/20 (c)		19,038	19,043,637

			33,319,338

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, Term Loan (1 mo. LIBOR US + 3.000%, 0.000% Floor), 5.40%, 08/13/25 (c)		3,990	3,970,000

Total Floating Rate Loan Interests — 2.1% (Cost: $309,872,994)			308,103,314

Foreign Agency Obligations — 0.7%

China — 0.1%
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		775	798,940
Chang Development International Ltd., 3.63%, 01/20/20		750	746,286
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	800	893,192
China Cinda Finance 2017 I Ltd., 4.75%, 02/21/29	USD	710	766,313
China Construction Bank Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.880%), 4.25%, 02/27/29 (k)		805	831,162
China Minmetals Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.717%), 3.75% (k)(l)		339	336,987
China Railway Construction Corp. Ltd., 1.50%, 12/21/21 (h)	CNH	4,000	578,107
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22	USD	1,025	1,015,006
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23		1,675	1,751,665
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,875,570
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		500	482,925
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		492	490,770
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21		255	254,663
Inner Mongolia High-Grade High Way Construction And Development Co. Ltd., 4.38%, 12/04/20		300	295,752
Leader Goal International Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.919%), 4.25% (k)(l)		700	706,562
Rongshi International Finance Ltd., 3.75%, 05/21/29		1,945	2,021,500
Sino-Ocean Land Treasure IV Ltd., 5.25%, 04/30/22		480	496,913
Xi’an Municipal Infrastructure Construction Investment Group Corp. Ltd., 4.00%, 06/24/22		645	647,257

			15,989,570

Security		Par (000)	Value

Colombia — 0.0%
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (b)	USD	1,501	$1,686,373

Hong Kong — 0.0%
Joy Treasure Assets Holdings, Inc., 4.50%, 03/20/29		470	494,234

India — 0.0%
Greenko Investment Co., 4.88%, 08/16/23		589	574,275
Oil India Ltd., 5.13%, 02/04/29		880	961,884
Power Finance Corp. Ltd.:
3.75%, 06/18/24		1,060	1,068,159
3.75%, 12/06/27		1,130	1,108,106
4.50%, 06/18/29		1,385	1,416,181
REC Ltd., 4.63%, 03/22/28		670	688,216

			5,816,821

Indonesia — 0.0%
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23		1,925	2,110,281
Perusahaan Listrik Negara PT:
5.45%, 05/21/28		300	332,625
5.38%, 01/25/29		300	330,375
6.15%, 05/21/48		200	236,375

			3,009,656

Malaysia — 0.0%
1MDB Energy Ltd., 5.99%, 05/11/22		1,500	1,563,758

Mexico — 0.4%
Petroleos Mexicanos:
6.38%, 02/04/21		5,442	5,590,294
6.88%, 08/04/26		4,512	4,549,901
6.50%, 03/13/27		37,875	37,484,887
5.35%, 02/12/28		6,035	5,492,453
5.63%, 01/23/46		4,578	3,687,579
6.75%, 09/21/47		549	486,997

			57,292,111

Saudi Arabia — 0.1%
SABIC Capital II BV, 4.00%, 10/10/23 (b)		1,864	1,930,172
Saudi Arabian Oil Co., 3.50%, 04/16/29 (b)		6,028	6,095,815
Saudi Telecom Co., 3.89%, 05/13/29 (b)		1,699	1,755,916

			9,781,903

South Africa — 0.1%
Eskom Holdings SOC Ltd.:
5.75%, 01/26/21 (b)		2,400	2,424,000
6.75%, 08/06/23 (b)		2,325	2,438,344
7.13%, 02/11/25 (b)		2,594	2,720,458

			7,582,802

United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		1,100	1,208,625

Total Foreign Agency Obligations — 0.7% (Cost: $103,410,683)			104,425,853

Foreign Government Obligations — 3.5%

Argentina — 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	69,723	1,370,956
Republic of Argentina:
3.38%, 10/12/20	CHF	385	355,071
4.63%, 01/11/23	USD	1,871	1,499,723
7.13%, 07/06/36		1,280	980,800

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Argentina (continued)
Republic of Argentina: (continued)
6.88%, 01/11/48	USD	5,442	$4,033,883

			8,240,433

Brazil — 0.1%
Federative Republic of Brazil, 4.50%, 05/30/29		17,113	17,578,260

China — 0.0%
People’s Republic of China, 3.30%, 07/04/23	CNH	3,500	514,198

Colombia — 0.2%
Republic of Colombia, 3.88%, 04/25/27	USD	30,816	32,156,496

Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 04/29/20		4,105	4,166,575
4.75%, 04/11/25 (b)	EUR	2,767	3,217,149
4.75%, 04/16/26 (b)		1,712	1,958,274
6.38%, 04/11/31 (b)		2,459	2,845,062
6.88%, 04/30/40	USD	3,055	2,909,887
8.70%, 03/01/49 (b)		1,978	2,121,405

			17,218,352

France — 0.6%
Republic of France, 1.50%, 05/25/50 (b)	EUR	68,860	90,123,969

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24	USD	8,710	9,836,856

Indonesia — 0.4%
Republic of Indonesia:
4.10%, 04/24/28		5,130	5,418,563
8.25%, 05/15/29	IDR	393,264,000	29,528,204
8.38%, 03/15/34		106,527,000	7,992,824
8.38%, 04/15/39		195,428,000	14,388,536
7.38%, 05/15/48		101,271,000	6,442,563

			63,770,690

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	775	744,000

Mexico — 0.6%
United Mexican States:
5.75%, 03/05/26	MXN	78,245	3,699,576
4.15%, 03/28/27	USD	47,338	49,704,900
7.50%, 06/03/27	MXN	66,794	3,467,572
8.50%, 05/31/29		241,537	13,344,658
7.75%, 11/23/34		62,493	3,265,584
10.00%, 11/20/36		74,000	4,661,167
7.75%, 11/13/42		131,200	6,759,746

			84,903,203

Nigeria — 0.0%
Republic of Nigeria, 9.25%, 01/21/49	USD	3,415	3,867,061

Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28		12,440	13,303,025

Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27		10,672	11,909,285

Philippines — 0.2%
Republic of the Philippines, 3.00%, 02/01/28		22,148	22,729,385

Qatar — 0.0%
State of Qatar, 4.82%, 03/14/49 (b)		3,469	3,972,005

Russia — 0.4%
Russian Federation:
6.90%, 05/23/29	RUB	1,478,830	22,766,539
8.50%, 09/17/31		1,636,060	28,245,959

			51,012,498

Security		Par (000)	Value

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.50%, 10/26/46	USD	2,359	$2,397,923
5.00%, 04/17/49		3,503	3,835,785

			6,233,708

South Africa — 0.3%
Republic of South Africa:
6.25%, 03/31/36	ZAR	347,136	18,107,607
9.00%, 01/31/40		263,879	17,627,449
8.75%, 01/31/44		121,314	7,846,459

			43,581,515

Sri Lanka — 0.0%
Republic of Sri Lanka, 6.85%, 03/14/24	USD	425	433,500

Turkey — 0.0%
Republic of Turkey, 7.63%, 04/26/29		4,710	4,821,862

Ukraine — 0.0%
Ukraine Government, 9.75%, 11/01/28		4,633	5,232,394

Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		14,750	15,934,965

Total Foreign Government Obligations — 3.5% (Cost: $489,065,559)			508,117,660

		Shares

Investment Companies — 0.0%
VanEck Vectors JPMorgan EM Local Currency Bond ETF		148,378	5,148,717

Total Investment Companies — 0.0% (Cost: $5,130,911)			5,148,717

		Par (000)

Non-Agency Mortgage-Backed Securities — 5.4%

Collateralized Mortgage Obligations — 1.9%
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.940%), 3.44%, 10/25/46 (a)	USD	960	858,811
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 2.61%, 10/25/46 (a)		2,784	1,951,726
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 3.42%, 11/25/46 (a)		3,687	1,838,492
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 3.20%, 02/25/47 (a)		843	523,271
APS Resecuritization Trust:
Series 2016-1, Class 1MZ, 4.04%, 07/31/57 (b)(d)		6,955	2,611,675
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 5.25%, 09/27/46 (a)(b)(c)		6,158	6,250,352
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 5.00%, 04/27/47 (a)(b)(c)		1,394	1,369,805
ARI Investments LLC, Series 2017-1, Class A, 5.32%, 01/06/25 (c)(d)		3,052	3,052,029
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36 (b)(d)		4,220	943,526

28

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust: (continued)
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 (b)(c)(d)	USD	1,544	$1,593,502
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35 (e)		256	253,169
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.68%, 08/25/36 (a)		1,653	1,652,978
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 2.57%, 03/25/37 (a)		499	462,912
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.54%, 03/25/37 (a)		740	706,053
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.61%, 06/25/37 (a)		812	781,378
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.45%, 12/25/35 (b)(d)(v)		3	3,110
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		27,235	20,128,887
CIM Trust:
Series 17-6, Class A1, 3.02%, 06/25/57 (b)(d)		1,671	1,671,431
Series 2019-INV1, Class A1, 4.00%, 02/25/49 (b)(d)		6,354	6,506,141
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		2,325	2,092,279
Series 2008-2, Class 1A1, 6.50%, 06/25/38		6,699	5,828,315
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		21	21,044
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 2.75%, 06/25/35 (a)		4,721	4,124,074
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.600%), 3.00%, 01/25/36 (a)		752	649,367
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.50%, 02/25/36 (a)		918	859,860
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,904	1,488,828
Series 2006-15CB, Class A1, 6.50%, 06/25/36		444	335,870
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.400%), 2.80%, 08/25/36 (a)		6,307	2,227,808
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 4.23%, 11/25/46 (a)		3,836	3,370,437
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.340%), 2.74%, 10/25/46 (a)		4,303	2,828,128
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 2.57%, 03/20/47 (a)		10,228	8,803,620
Series 2006-OA6, Class 1A2, (1 mo. LIBOR US + 0.210%), 2.61%, 07/25/46 (a)		3,690	3,578,729
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 2.59%, 07/25/46 (a)		554	534,245
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 2.63%, 11/25/36 (a)		1,679	1,366,519
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.65%, 07/25/46 (a)		2,489	2,010,877
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		426	304,484
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.54%, 04/25/47 (a)		1,214	1,153,497

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust: (continued)
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.58%, 04/25/47 (a)	USD	196	$62,134
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.180%), 2.58%, 06/25/47 (a)		434	342,873
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.64%, 08/25/47 (a)		594	459,395
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.540%), 2.94%, 02/25/35 (a)		295	284,942
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.46%, 04/25/46 (a)		1,538	761,278
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 2.60%, 04/25/46 (a)		780	734,707
Series 2007-15, Class 2A2, 6.50%, 09/25/37		10,667	7,789,907
Credit Suisse Commercial Mortgage Trust:
Series 19-JR1, Class A1, 4.10%, 09/27/66 (b)		45,873	46,208,867
Series 2009-12R, Class 3A1, 6.50%, 10/27/37 (b)		8,103	4,655,695
Series 2009-5R, Class 4A4, 4.30%, 06/25/36 (b)(d)		2,005	1,865,237
Series 2011-5R, Class 3A1, 4.12%, 09/27/47 (b)(d)		162	161,695
Series 2014-11R, Class 16A1, 4.10%, 09/27/47 (b)(d)		1,804	1,832,929
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.200%), 2.63%, 02/27/36 (a)(b)(c)		830	762,323
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 2.55%, 08/27/36 (a)(b)(c)		1,550	1,379,313
Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.79%, 03/27/36 (a)(b)		173	171,586
Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.79%, 03/27/36 (a)(b)		2,721	2,079,364
Series 2019-RPL4, Class A1, 3.83%, 08/26/58 (b)		6,407	6,467,110
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.75%, 11/25/35 (a)		1,306	415,887
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.170%), 2.57%, 08/25/47 (a)		1,500	1,032,834
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.500%), 2.93%, 01/27/37 (a)(b)		137	132,656
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 07/25/36 (d)		550	514,813
Series 2006-AB3, Class A8, 6.36%, 07/25/36 (d)		351	328,291
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 4.50%, 03/25/36 (a)		964	948,498
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, (1 mo. LIBOR US + 0.220%), 2.62%, 08/25/46 (a)		18,772	7,550,813

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust: (continued) Series 2007-1F, Class 2A4, 5.50%, 01/25/37	USD	322	$353,852
HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.64%, 07/19/47 (a)		857	776,210
Impac CMB Trust:
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.520%), 2.92%, 03/25/35 (a)		1,548	1,511,239
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.500%), 2.90%, 10/25/35 (a)		1,134	1,108,469
IndyMac INDX Mortgage Loan Trust:
Series 2007-AR19, Class 3A1, 3.75%, 09/25/37 (d)		3,555	2,540,729
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.240%), 2.64%, 08/25/37 (a)		1,213	1,081,253
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.210%), 2.61%, 03/25/37 (a)		1,834	1,740,048
Series 2007-A2, Class 2A1, 4.35%, 05/25/37 (d)		419	381,374
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A 4.00%, 12/25/54 (b)(d)		11,175	11,226,516
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.55%, 12/25/37 (a)		1,149	1,079,539
LSTAR Securities Investment Trust:
Series 2019-1, Class A1, (1 mo. LIBOR US + 1.700%), 4.10%, 03/01/24 (a)(b)		4,201	4,213,995
Series 2019-2, Class A1, (1 mo. LIBOR US + 1.500%), 3.90%, 04/01/24 (a)(b)		4,728	4,737,322
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.86%, 08/25/37 (b)(c)(d)		1,341	1,055,689
MCM Trust:
Series 2018-NPL1, Class A, 4.00%, 06/25/58 (b)(c)(d)		6,249	6,232,409
Series 2018-NPL1, Class B, 0.00%, 06/25/58 (b)(c)(d)		11,279	1,579,031
Series 2018-NPL2, Class A, 4.00%, 10/25/28 (b)(c)		11,961	11,942,306
Series 2018-NPL2, Class B, 0.00%, 10/25/28 (b)(c)		17,935	3,945,673
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.61%, 04/25/37 (a)		2,651	2,306,704
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 4.10%, 05/25/36 (d)		1,756	1,629,232
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 2.78%, 04/16/36 (a)(b)		8,783	7,670,261
New Residential Mortgage Loan Trust:
Series 2019-2A, Class A1, 4.25%, 12/25/57 (b)(d)		2,460	2,555,628
Series 2019-RPL1, Class A1, 4.34%, 02/26/24 (b)(e)		7,071	7,173,047
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%, 02/19/30 (b)(d)		516	527,960
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36 (e)		616	237,876

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust: (continued)
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 2.82%, 06/25/37 (a)	USD	472	$389,958
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, (3 mo. LIBOR US + 0.180%), 2.78%, 01/15/39 (a)		341	320,216
RALI Trust, Series 2007-QH9, Class A1, 3.75%, 11/25/37 (d)		915	844,390
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 2.74%, 06/25/35 (a)(b)		551	528,216
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 2.80%, 09/25/35 (a)(b)		185	170,029
Seasoned Credit Risk Transfer Trust:
Series 2017-3, Class M2, 4.75%, 07/25/56 (b)(d)		1,550	1,528,367
Series 2018-1, Class BX, 6.32%, 05/25/57 (c)(d)		557	292,803
Series 2018-1, Class M, 4.75%, 05/25/57 (d)		500	489,012
Series 2018-3, Class M, 4.75%, 08/25/57 (b)(d)		2,700	2,656,425
STACR Trust, Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.150%), 4.55%, 12/25/30 (a)(b)		1,430	1,426,727
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.11%, 04/25/36 (d)		1,065	891,175
Structured Asset Mortgage Investments II Trust:
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.190%), 2.59%, 06/25/36 (a)(c)		3,137	2,855,012
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.61%, 05/25/46 (a)		638	549,429
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 3.45%, 06/25/47 (a)		495	450,695
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1, Class 4CB, 6.50%, 02/25/36		1,586	1,405,217
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 2.93%, 01/25/45 (a)		630	476,633
Series 2006-4, Class 1A1, 6.00%, 04/25/36		4,639	4,345,659
Series 2006-4, Class 3A1, 6.50%, 05/25/36 (e)		1,605	1,452,382
Series 2006-4, Class 3A5, 6.35%, 05/25/36 (e)		622	563,139

Total Collateralized Mortgage Obligations — 1.9% (Cost: $285,666,747)			280,922,222

Commercial Mortgage-Backed Securities — 3.3%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D, 4.28%, 08/10/35 (b)(d)		660	694,686
245 Park Avenue Trust:
Series 2017-245P, Class D, 3.66%, 06/05/37 (b)(d)		480	489,717
Series 2017-245P, Class E, 3.66%, 06/05/37 (b)(d)		1,699	1,661,111

30

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
280 Park Avenue Mortgage Trust:
Series 2017-280P, Class D, (1 mo. LIBOR US + 1.537%), 3.93%, 09/15/34 (a)(b)	USD	2,920	$2,925,453
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.119%), 4.51%, 09/15/34 (a)(b)		5,835	5,849,617
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29 (b)		700	733,223
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29 (b)(d)		1,340	1,339,013
AREIT Trust, Series 2018-CRE1, Class A, (1 mo. LIBOR US + 0.850%), 3.25%, 02/14/35 (a)(b)(c)		180	180,283
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.100%), 4.49%, 04/15/35 (a)(b)		3,450	3,463,998
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43		143	145,394
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.950%), 4.34%, 12/15/36 (a)(b)		4,840	4,853,552
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.050%), 5.44%, 12/15/36 (a)(b)		910	916,761
Series 2018-ATRM, Class E, (1 mo. LIBOR US + 3.400%), 5.79%, 06/15/35 (a)(b)		1,640	1,648,184
Aventura Mall Trust, Series 2013-AVM, Class D, 3.74%, 12/05/32 (b)(d)		300	304,319
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49 (d)		158	158,187
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2015-200P, Class F, 3.72%, 04/14/33 (b)(d)		1,241	1,237,345
Series 2016-ISQ, Class C, 3.73%, 08/14/34 (b)(d)		445	457,646
Series 2016-ISQ, Class E, 3.73%, 08/14/34 (b)(d)		6,140	5,977,983
Series 2017-SCH, Class BF, (1 mo. LIBOR US + 1.400%), 3.79%, 11/15/33 (a)(b)		2,170	2,173,525
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.500%), 3.89%, 11/15/32 (a)(b)		970	970,000
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 4.39%, 11/15/32 (a)(b)		1,930	1,930,000
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.700%), 4.09%, 09/15/34 (a)(b)		3,275	3,286,801
Series 2019-AHT, Class C, (1 mo. LIBOR US + 2.000%), 4.39%, 03/15/34 (a)(b)		877	880,675
Bancorp Commercial Mortgage Trust, Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.850%), 3.24%, 01/15/33 (a)(b)		1,864	1,855,047
Barclays Commercial Mortgage Trust:
Series 2015-STP, Class E, 4.43%, 09/10/28 (b)(d)		100	98,667
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.722%), 3.12%, 03/15/37 (a)(b)		918	914,547
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.449%), 3.84%, 03/15/37 (a)(b)		1,120	1,119,643
Series 2019-C3, Class C, 4.18%, 05/15/52		1,514	1,562,536
Series 2019-C3, Class D, 3.00%, 05/15/52 (b)		1,189	1,051,950
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, (1 mo. LIBOR US + 0.310%), 2.71%, 08/25/35 (a)(b)		1,373	1,318,298

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust: (continued)
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.300%), 2.70%, 01/25/36 (a)(b)	USD	340	$327,769
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.390%), 2.79%, 01/25/36 (a)(b)		96	92,811
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.450%), 2.85%, 01/25/36 (a)(b)		255	245,996
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 2.76%, 04/25/36 (a)(b)		342	330,154
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.250%), 2.65%, 10/25/36 (a)(b)		615	587,807
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.300%), 2.70%, 10/25/36 (a)(b)		429	410,822
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.230%), 2.63%, 12/25/36 (a)(b)		891	866,824
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.90%, 12/25/37 (a)(b)		1,980	1,695,610
BBCMS Mortgage Trust, Series 2018-CHRS, Class E, 4.27%, 08/05/38 (b)(d)		980	888,409
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35 (b)		2,730	2,825,248
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (b)(d)		790	786,706
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.51%, 01/12/45 (d)		954	951,494
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51 (b)		210	191,105
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62 (b)(d)		4,860	4,988,401
Series 2019-B9, Class C, 4.97%, 03/15/52 (d)		2,908	3,241,870
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.250%), 3.64%, 07/15/35 (a)(b)		7,050	7,052,111
BWAY Mortgage Trust:
Series 2013-1515, Class A2, 3.45%, 03/10/33 (b)		2,920	3,062,057
Series 2013-1515, Class D, 3.63%, 03/10/33 (b)		1,400	1,427,912
Series 2013-1515, Class E, 3.72%, 03/10/33 (b)		250	253,486
Series 2013-1515, Class F, 4.06%, 03/10/33 (b)(d)		250	252,068
BX Commercial Mortgage Trust, Series 2018-IND, Class H, (1 mo. LIBOR US + 3.000%), 5.39%, 11/15/35 (a)(b)		12,734	12,773,858
BXP Trust:
Series 2017-CC, Class D, 3.67%, 08/13/37 (b)(d)		750	744,711
Series 2017-CC, Class E, 3.67%, 08/13/37 (b)(d)		1,450	1,371,857
Series 2017-GM, Class D, 3.54%, 06/13/39 (b)(d)		590	596,695
Series 2017-GM, Class E, 3.54%, 06/13/39 (b)(d)		1,240	1,195,449
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.750%), 4.14%, 12/15/37 (a)(b)		5,121	5,152,459
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29 (b)(d)		560	573,403
CFCRE Commercial Mortgage Trust: Series 2016-C3, Class A3, 3.87%, 01/10/48		410	438,596

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust: (continued)
Series 2018-TAN, Class C, 5.30%, 02/15/33 (b)	USD	1,160	$1,240,229
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39 (b)		2,643	2,921,663
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.91%, 04/10/28 (b)(d)		1,880	1,894,926
Series 2015-SMRT, Class F, 3.91%, 04/10/28 (b)(d)		230	231,950
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.790%), 3.18%, 07/15/32 (a)(b)		4,330	4,330,005
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 3.99%, 07/15/32 (a)(b)		3,190	3,196,009
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 4.54%, 07/15/32 (a)(b)		7,000	6,999,996
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (1 mo. LIBOR US + 1.500%), 3.90%, 06/15/34 (a)(b)		7,293	7,293,000
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.26%, 03/10/47 (d)		440	473,849
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 7.59%, 07/15/27 (a)(b)		370	370,028
Series 2016-C1, Class C, 5.12%, 05/10/49 (d)		1,290	1,410,477
Series 2016-C1, Class D, 5.12%, 05/10/49 (b)(d)		450	456,105
Series 2016-GC37, Class C, 5.09%, 04/10/49 (d)		640	686,231
Series 2016-P3, Class C, 5.00%, 04/15/49 (d)		120	129,331
Series 2016-P3, Class D, 2.80%, 04/15/49 (b)(d)		380	328,519
Series 2017-C4, Class A4, 3.47%, 10/12/50		1,220	1,287,420
Series 2019-SMRT, Class D, 4.90%, 01/10/24 (b)(d)		4,870	5,159,447
Series 2019-SMRT, Class E, 4.90%, 01/10/24 (b)(d)		419	434,357
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		3,575	3,713,526
Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	906,543
Series 2017-CD4, Class A4, 3.51%, 05/10/50 (d)		50	52,728
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 5.91%, 06/11/32 (a)(b)		1,554	1,561,762
Commercial Mortgage Pass-Through Certificates:
Series 2005-C6, Class F, 5.90%, 06/10/44 (b)(d)		396	403,802
Series 2013-GAM, Class A2, 3.37%, 02/10/28 (b)		1,656	1,666,214
Series 2014-CR14, Class A4, 4.24%, 02/10/47 (d)		855	920,891
Series 2014-CR15, Class C, 4.90%, 02/10/47 (d)		260	280,285
Series 2014-CR16, Class A4, 4.05%, 04/10/47		4,806	5,144,635
Series 2014-CR17, Class A5, 3.98%, 05/10/47		2,642	2,829,597

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates: (continued)
Series 2014-CR18, Class A4, 3.55%, 07/15/47	USD	390	$407,702
Series 2014-CR19, Class A5, 3.80%, 08/10/47		1,391	1,480,657
Series 2014-CR21, Class C, 4.58%, 12/10/47 (d)		1,010	1,060,801
Series 2015-CR23, Class CMC, 3.81%, 05/10/48 (b)(d)		210	210,507
Series 2015-CR23, Class CMD, 3.81%, 05/10/48 (b)(d)		10,150	10,160,602
Series 2015-CR23, Class CME, 3.81%, 05/10/48 (b)(d)		2,600	2,595,606
Series 2015-CR24, Class A5, 3.70%, 07/10/25		1,370	1,460,216
Series 2015-CR25, Class A4, 3.76%, 08/10/48		3,505	3,744,524
Series 2015-CR25, Class C, 4.70%, 08/10/48 (d)		1,010	1,050,334
Series 2015-LC19, Class A4, 3.18%, 02/10/48		1,785	1,851,156
Series 2015-LC19, Class C, 4.40%, 02/10/48 (d)		450	472,683
Series 2015-LC19, Class D, 2.87%, 02/10/48 (b)		890	819,262
Series 2015-LC21, Class C, 4.44%, 07/10/48 (d)		1,600	1,669,487
Series 2017-COR2, Class A3, 3.51%, 09/10/50		1,180	1,245,295
Series 2017-COR2, Class D, 3.00%, 09/10/50 (b)		860	784,134
Series 2018-HCLV, Class B, (1 mo. LIBOR US + 1.400%), 3.79%, 09/15/33 (a)(b)		1,420	1,414,206
Commercial Mortgage Trust:
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,350	2,508,268
Series 2014-UBS4, Class C, 4.78%, 08/10/47 (d)		2,395	2,480,102
Series 2015-CR23, Class A4, 3.50%, 05/10/48		810	853,262
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,040	1,114,150
Series 2016-667M, Class D, 3.29%, 10/10/36 (b)(d)		630	600,737
Core Industrial Trust:
Series 2015-CALW, Class G, 3.98%, 02/10/34 (b)(d)		1,971	2,006,231
Series 2015-TEXW, Class A, 3.08%, 02/10/34 (b)		2,948	3,018,985
Series 2015-TEXW, Class D, 3.98%, 02/10/34 (b)(d)		1,330	1,375,543
Series 2015-TEXW, Class E, 3.98%, 02/10/34 (b)(d)		250	257,163
Series 2015-TEXW, Class F, 3.98%, 02/10/34 (b)(d)		5,869	6,003,090
Credit Suisse Commercial Mortgage Trust:
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (b)		2,330	2,432,209
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 3.34%, 12/15/30 (a)(b)		900	896,592

32

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust: (continued)
Series 2017-TIME, Class A, 3.65%, 11/13/39 (b)	USD	850	$882,805
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class C, 4.95%, 07/15/37 (d)		7	6,655
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57		1,160	1,213,560
Series 2018-C14, Class C, 5.06%, 11/15/51 (d)		1,250	1,365,230
Series 2019-C15, Class A4, 4.05%, 03/15/52		3,683	4,044,520
Series 2019-C15, Class C, 5.15%, 03/15/52 (d)		2,755	2,988,620
Series 2019-C15, Class D, 3.00%, 03/15/52 (b)		1,285	1,127,258
Series 2019-C16, Class A3, 3.33%, 06/15/52		2,650	2,745,744
Series 2019-C16, Class C, 4.24%, 06/15/52 (d)		3,600	3,720,007
CSWF, Series 2018-TOP, Class A, (1 mo. LIBOR US + 1.000%), 3.39%, 08/15/35 (a)(b)		1,388	1,388,851
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37 (b)(d)		1,144	1,096,362
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 02/10/26		1,430	1,490,247
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34 (b)		2,540	2,664,091
Series 2017-BRBK, Class E, 3.65%, 10/10/34 (b)(d)		4,290	4,306,657
Series 2017-BRBK, Class F, 3.65%, 10/10/34 (b)(d)		880	869,713
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35 (b)(d)		1,190	1,260,482
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS, (1 mo. LIBOR US + 1.500%), 3.89%, 04/15/36 (a)(b)		3,495	3,494,992
FREMF Mortgage Trust:
Series 2016-K54, Class B, 4.19%, 04/25/48 (b)(d)		1,280	1,342,323
Series 2017-K64, Class B, 4.12%, 05/25/50 (b)(d)		766	801,099
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27 (b)(d)		1,190	1,151,051
Series 2018-K74, Class B, 4.23%, 02/25/51 (b)(d)		120	126,492
Series 2018-K77, Class B, 4.16%, 05/25/51 (b)(d)		770	810,297
Series 2018-K80, Class B, 4.37%, 08/25/50 (b)(d)		1,510	1,597,541
FRESB Mortgage Trust:
Series 2018-SB52, Class A10F, 3.48%, 06/25/28 (d)		2,500	2,628,811
Series 2018-SB53, Class A10F, 3.66%, 06/25/28 (d)		1,472	1,566,203
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.900%), 3.28%, 11/21/35 (a)(b)		1,826	1,825,823
Grace Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28 (b)(d)		1,662	1,663,280
GS Mortgage Securities Corp Trust:
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.300%), 3.69%, 07/15/32 (a)(b)		230	229,291

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp Trust: (continued)
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.500%), 3.89%, 07/15/32 (a)(b)	USD	480	$479,850
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 4.19%, 07/15/32 (a)(b)		549	546,605
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 4.89%, 07/15/32 (a)(b)		170	168,877
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class A, 5.37%, 05/03/32 (b)		2,750	3,162,198
Series 2013-KING, Class E, 3.55%, 12/10/27 (b)(d)		2,990	2,979,007
GS Mortgage Securities Corp. Trust:
Series 2017-GPTX, Class A, 2.86%, 05/10/34 (b)		2,290	2,299,787
Series 2018-HULA, Class D, (1 mo. LIBOR US + 1.800%), 4.19%, 07/15/25 (a)(b)		1,212	1,218,411
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.200%), 3.65%, 06/15/38 (a)(b)		1,431	1,431,551
Series 2019-SOHO, Class E, (1 mo. LIBOR US + 1.875%), 4.33%, 06/15/36 (a)(b)		4,020	4,010,955
GS Mortgage Securities Trust:
Series 2010-C1, Class A1, 3.68%, 08/10/43 (b)		124	124,487
Series 2014-GC20, Class B, 4.53%, 04/10/47 (d)		140	144,698
Series 2014-GC24, Class A5, 3.93%, 09/10/47		882	942,484
Series 2015-590M, Class E, 3.93%, 10/10/35 (b)(d)		1,410	1,423,945
Series 2015-GC28, Class B, 3.98%, 02/10/48		680	710,814
Series 2015-GC32, Class C, 4.56%, 07/10/48 (d)		1,370	1,445,359
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	713,128
Series 2016-RENT, Class C, 4.20%, 02/10/29 (b)(d)		1,070	1,084,812
Series 2017-GS6, Class A3, 3.43%, 05/10/50		1,290	1,357,211
Series 2017-GS7, Class A4, 3.43%, 08/10/50		3,001	3,126,001
Series 2017-GS7, Class D, 3.00%, 08/10/50 (b)		530	475,103
Series 2017-GS7, Class E, 3.00%, 08/10/50 (b)		180	160,157
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31 (b)		3,390	3,434,622
Hudson Yards Mortgage Trust:
Series 2016-10HY, Class A, 2.84%, 08/10/38 (b)		2,640	2,675,018
Series 2019-30HY, Class E, 3.56%, 07/10/39 (b)(d)		6,210	5,991,764
IMT Trust:
Series 2017-APTS, Class AFX, 3.48%, 06/15/34 (b)		1,540	1,612,758
Series 2017-APTS, Class DFX, 3.61%, 06/15/34 (b)(d)		1,600	1,613,379
Series 2017-APTS, Class EFX, 3.61%, 06/15/34 (b)(d)		810	800,815
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, (1 mo. LIBOR US + 0.700%), 3.09%, 01/15/33 (a)(b)		620	619,032

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class A4, 3.49%, 01/15/48	USD	1,247	$1,309,010
Series 2015-C33, Class D1, 4.27%, 12/15/48 (b)(d)		1,873	1,862,627
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class A5, 3.69%, 03/15/50		1,880	2,013,829
Series 2017-C5, Class C, 4.51%, 03/15/50 (d)		240	254,356
Series 2017-C5, Class D, 4.72%, 03/15/50 (b)(d)		3,549	3,612,345
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.300%), 3.69%, 06/15/45 (a)(b)		430	437,786
Series 2014-C20, Class A5, 3.81%, 07/15/47		1,990	2,098,636
Series 2014-C21, Class A5, 3.78%, 08/15/47		1,420	1,502,073
Series 2014-C22, Class A4, 3.80%, 09/15/47		563	596,884
Series 2015-JP1, Class A5, 3.91%, 01/15/49		339	364,753
Series 2015-JP1, Class C, 4.89%, 01/15/49 (d)		710	754,904
Series 2015-UES, Class C, 3.62%, 09/05/32 (b)(d)		3,431	3,456,750
Series 2015-UES, Class E, 3.62%, 09/05/32 (b)(d)		3,880	3,885,488
Series 2015-UES, Class F, 3.62%, 09/05/32 (b)(d)		350	348,660
Series 2016-NINE, Class A, 2.85%, 10/06/38 (b)(d)		4,650	4,725,650
Series 2017-JP5, Class C, 4.05%, 03/15/50 (d)		1,260	1,293,069
Series 2017-JP5, Class D, 4.80%, 03/15/50 (b)(d)		1,650	1,687,577
Series 2017-JP6, Class A5, 3.49%, 07/15/50		1,180	1,243,001
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	337,353
Series 2019-COR5, Class C, 3.75%, 06/13/52		3,052	3,060,792
Series 2019-MFP, Class C, (1 mo. LIBOR US + 1.360%), 3.74%, 07/15/36 (a)(b)		900	898,251
Series 2019-MFP, Class E, (1 mo. LIBOR US + 2.160%), 4.54%, 07/15/36 (a)(b)		2,460	2,450,517
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.000%), 5.38%, 07/15/36 (a)(b)		891	890,319
Series 2019-OSB, Class E, 3.78%, 06/05/39 (b)(d)		1,384	1,401,373
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.800%), 4.19%, 05/15/36 (a)(b)		11,283	11,282,097
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class F, 6.36%, 06/15/38 (d)		238	242,531
Lehman Brothers Small Balance Commercial Mortgage Trust:
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.390%), 2.79%, 09/25/36 (a)(b)		670	651,554
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 2.65%, 03/25/37 (a)(b)		1,166	1,132,827
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.27%, 04/20/48 (b)(d)		1,620	1,647,131
MAD Mortgage Trust:
Series 2017-330M, Class D, 4.11%, 08/15/34 (b)(d)		1,085	1,107,561

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
MAD Mortgage Trust: (continued)
Series 2017-330M, Class E, 4.17%, 08/15/34 (b)(d)	USD	3,010	$2,975,793
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.53%, 09/12/42 (b)(d)		1,350	1,366,842
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		3,880	4,130,272
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,080,819
Series 2015-C23, Class D, 4.27%, 07/15/50 (b)(d)		412	402,446
Series 2015-C24, Class A4, 3.73%, 05/15/48		840	895,861
Series 2015-C25, Class C, 4.68%, 10/15/48 (d)		430	458,978
Series 2015-C26, Class A5, 3.53%, 10/15/48		1,144	1,207,290
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		762	705,934
Series 2017-C33, Class C, 4.56%, 05/15/50 (d)		840	891,372
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31 (b)		820	819,028
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.38%, 10/15/42 (d)		1,601	1,648,840
Series 2007-T27, Class AJ, 6.14%, 06/11/42 (d)		2,163	2,296,924
Series 2014-CPT, Class E, 3.56%, 07/13/29 (b)(d)		250	251,958
Series 2014-CPT, Class F, 3.56%, 07/13/29 (b)(d)		2,059	2,062,654
Series 2014-CPT, Class G, 3.56%, 07/13/29 (b)(d)		1,290	1,280,556
Series 2015-MS1, Class A4, 3.78%, 05/15/48 (d)		420	448,409
Series 2015-MS1, Class C, 4.17%, 05/15/48 (d)		1,000	1,032,434
Series 2015-MS1, Class D, 4.17%, 05/05/48 (b)(d)		310	299,432
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 4.99%, 11/15/34 (a)(b)		6,092	6,064,991
Series 2017-H1, Class D, 2.55%, 06/15/50 (b)		4,190	3,523,748
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	382,255
Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 4.34%, 11/15/34 (a)(b)		1,020	1,025,275
Series 2018-H3, Class C, 5.01%, 07/15/51 (d)		1,400	1,511,360
Series 2018-MP, Class E, 4.42%, 07/11/40 (b)(d)		2,670	2,625,363
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.550%), 4.61%, 07/15/35 (a)(b)		1,015	1,025,697
Series 2019-AGLN, Class D, (1 mo. LIBOR US + 1.750%), 4.14%, 03/15/34 (a)(b)		3,605	3,604,960
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.600%), 4.99%, 03/15/34 (a)(b)		3,840	3,844,823
Series 2019-H6, Class A4, 3.42%, 06/15/52		1,858	1,945,808
Series 2019-L2, Class A4, 4.07%, 03/15/52		1,485	1,640,013
Morgan Stanley Capital I, Inc.:
Series 2017-JWDR, Class E, (1 mo. LIBOR US + 3.050%), 5.44%, 11/15/34 (a)(b)		1,213	1,222,850

34

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I, Inc.: (continued)
Series 2018-H3, Class D, 3.00%, 07/15/51 (b)	USD	960	$847,175
Natixis Commercial Mortgage Securities Trust:
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.950%), 3.39%, 06/15/35 (a)(b)		778	775,168
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.350%), 4.79%, 06/15/35 (a)(b)		690	686,068
Series 2019-10K, Class D, 4.27%, 05/15/39 (b)(d)		4,070	4,163,439
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39 (b)(d)		2,910	2,846,338
PFP Ltd.:
Series 2019-5, Class A, (1 mo. LIBOR US + 0.970%), 3.37%, 04/14/36 (a)(b)		1,534	1,533,500
Series 2019-5, Class AS, (1 mo. LIBOR US + 1.420%), 3.82%, 04/14/36 (a)(b)		900	900,000
Prima Capital CRE Securitization Ltd.:
Series 2015-4A, Class C, 4.00%, 08/24/49 (b)(c)		900	897,300
Series 2016-6A, Class C, 4.00%, 08/24/40 (b)(c)		7,170	7,122,678
RAIT Trust, Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 4.89%, 06/15/37 (a)(b)		550	542,160
RSO, Series 17, Class REPO, 5.20%, 07/17/20 (b)(c)(i)		8,761	8,673,328
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (3 mo. LIBOR GBP + 2.100%), 2.91%, 05/17/29 (a)(b)	GBP	1,185	1,504,896
U.S. Mortgage, Series 2018-USDC, Class F, 4.64%, 05/09/38 (b)(d)	USD	1,420	1,419,533
US, Series 2018-USDC, Class E, 4.64%, 05/13/38 (b)(d)		1,160	1,209,017
Velocity Commercial Capital Loan Trust:
Series 2016-1, Class M4, 8.91%, 04/25/46 (b)(d)		370	423,362
Series 2016-2, Class M1, 3.66%, 10/25/46 (d)		360	369,027
Series 2016-2, Class M2, 4.46%, 10/25/46 (d)		200	204,136
Series 2016-2, Class M3, 5.50%, 10/25/46 (d)		800	839,030
Series 2016-2, Class M4, 7.23%, 10/25/46 (d)		370	390,693
Series 2017-1, Class M2, 4.45%, 05/25/47 (b)(d)		410	414,550
Series 2017-1, Class M3, 5.35%, 05/25/47 (b)(d)		410	421,647
Series 2017-2, Class M3, 4.24%, 11/25/47 (b)(d)		640	647,345
Series 2017-2, Class M4, 5.00%, 11/25/47 (b)(d)		384	388,874
Series 2018-1, Class M2, 4.26%, 04/25/48 (b)		350	361,142
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29 (b)(d)		550	554,303
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47		550	575,144
Series 2015-C27, Class C, 3.89%, 02/15/48		902	898,419
Series 2015-C28, Class A4, 3.54%, 05/15/48		930	980,138
Series 2015-C30, Class A4, 3.66%, 09/15/48		1,715	1,821,194
Series 2015-C31, Class A4, 3.70%, 11/15/48		590	628,823
Series 2015-NXS1, Class A5, 3.15%, 05/15/48		399	412,302
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (d)		3,050	3,255,172
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		608	648,262

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust: (continued)
Series 2015-NXS4, Class D, 3.75%, 12/15/48 (d)	USD	95	$94,234
Series 2015-P2, Class A4, 3.81%, 12/15/48		2,150	2,305,299
Series 2015-P2, Class D, 3.24%, 12/15/48 (b)		1,784	1,562,811
Series 2017-C39, Class C, 4.12%, 09/15/50	.	590	599,048
Series 2017-C39, Class D, 4.50%, 09/15/50 (b)(d)		594	587,027
Series 2017-C41, Class D, 2.60%, 11/15/50 (b)(d)		1,772	1,513,957
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 3.26%, 12/13/31 (a)(b)		1,508	1,502,465
Series 2018-1745, Class A, 3.87%, 06/15/36 (b)(d)		930	996,330
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.157%), 4.55%, 12/15/36 (a)(b)		877	875,900
Series 2018-C44, Class D, 3.00%, 05/15/51 (b)		1,100	994,561
Series 2018-C45, Class C, 4.73%, 06/15/51		530	559,789
Series 2019-C49, Class A5, 4.02%, 03/15/52		2,283	2,506,360
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, (1 mo. LIBOR US + 0.950%), 3.34%, 03/15/44 (a)(b)		51	51,323
Series 2014-C21, Class A5, 3.68%, 08/15/47		1,515	1,600,827
Series 2014-C24, Class B, 4.20%, 11/15/47 (d)		770	792,559

Total Commercial Mortgage-Backed Securities — 3.3% (Cost: $468,713,731)			480,101,053

Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.09%, 07/25/56 (b)(d)		3,275	396,846
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.19%, 02/25/38 (b)(d)		14,703	5,473,288

Total Interest Only Collateralized Mortgage Obligations — 0.0% (Cost: $5,834,749)			5,870,134

Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37 (b)(d)		13,000	180,050
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.78%, 02/15/50 (d)		11,850	524,116
Series 2017-BNK3, Class XD, 1.44%, 02/15/50 (b)(d)		5,000	418,400
Barclays Commercial Mortgage Trust:
Series 2015-SRCH, Class XA, 1.12%, 08/10/35 (b)(d)		17,710	1,085,446
Series 2019-C3, Class XA, 1.35%, 05/15/52 (d)		19,836	2,110,852
Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.22%, 03/15/52 (d)		21,022	1,740,295
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XD, 1.86%, 01/10/48 (b)(d)		5,497	533,429
Series 2016-C4, Class XB, 0.89%, 05/10/58 (d)		5,810	267,899

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.19%, 03/10/46 (d)	USD	20,334	$570,804
Series 2015-3BP, Class XA, 0.17%, 02/10/35 (b)(d)		150,000	807,000
Series 2015-CR25, Class XA, 1.05%, 08/10/48 (d)		8,100	339,363
Series 2018-COR3, Class XD, 1.75%, 05/10/51 (b)(d)		3,200	410,377
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.90%, 02/10/34 (b)(d)		12,812	216,409
Series 2015-WEST, Class XA, 1.08%, 02/10/37 (b)(d)		9,716	460,561
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB, 0.22%, 11/15/50 (d)		12,490	209,260
Series 2019-C16, Class XA, 1.57%, 06/15/52 (d)		50,934	6,382,804
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37 (b)(d)		21,535	602,549
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50 (b)(d)		5,780	356,857
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48 (b)(d)		89,860	177,626
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32 (b)(d)		21,000	316,161
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 1.01%, 09/15/47 (d)		2,093	74,749
Series 2014-C23, Class XA, 0.84%, 09/15/47 (d)		32,383	833,757
Series 2015-C29, Class XA, 0.91%, 05/15/48 (d)		2,673	72,087
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (b)(d)		4,940	234,182
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.65%, 04/15/46 (d)		4,570	88,817
Series 2016-JP3, Class XC, 0.75%, 08/15/49 (b)(d)		13,040	595,537
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.27%, 03/10/50 (b)(d)		3,551	153,727
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.33%, 12/15/47 (b)(d)		4,370	222,783
Series 2015-C26, Class XD, 1.49%, 10/15/48 (b)(d)		4,490	337,828
Series 2016-C31, Class XA, 1.57%, 11/15/49 (d)		2,587	196,561
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.69%, 03/15/49 (b)(d)		13,984	1,300,232
Series 2017-H1, Class XD, 2.36%, 06/15/50 (b)(d)		3,293	488,385

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust: (continued)
Series 2018-H4, Class XA, 1.04%, 12/15/51 (d)	USD	13,966	$929,210
Series 2019-H6, Class XB, 0.72%, 06/15/52 (d)		23,510	1,488,322
Series 2019-L2, Class XA, 1.20%, 03/15/52 (d)		8,868	734,190
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39 (b)(d)		36,697	1,063,112
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32 (b)(d)		53,230	204,403
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32 (b)(c)(d)		10,646	106
UBS Commercial Mortgage Trust, Series 2018-C14, Class XA, 1.18%, 12/15/51 (d)		4,985	376,726
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS1, Class XB, 0.49%, 05/15/48 (d)		3,210	92,315
Series 2015-NXS4, Class XA, 1.06%, 12/15/48 (d)		3,171	143,982
Series 2016-BNK1, Class XD, 1.41%, 08/15/49 (b)(d)		3,420	250,652
Series 2018-C44, Class XA, 0.92%, 05/15/51 (d)		25,906	1,389,309
Series 2019-C50, Class XA, 1.64%, 05/15/52 (d)		21,578	2,336,443

Total Interest Only Commercial Mortgage-Backed Securities — 0.2% (Cost: $30,983,462)			31,317,673

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56 (b)(i)		1,609	138,496

Total Non-Agency Mortgage-Backed Securities — 5.4% (Cost: $791,345,708)			798,349,578

Preferred Securities — 1.3%

Capital Trusts — 1.3%

Banks — 0.6%
Banco Mercantil del Norte SA:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.035%), 6.88% (b)(k)(l)		903	911,821
(10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.353%), 7.63% (b)(k)(l)		903	927,833
Bank of America Corp., (3 mo. LIBOR US + 2.931%), 5.88% (k)(l)		13,900	14,508,820
Bank of East Asia Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.682%), 5.63% (k)(l)		285	283,880
BNP Paribas SA:
(5 yr. Swap Semi 30/360 US + 3.980%), 7.00% (b)(k)(l)		7,700	8,219,750
(5 yr. Swap Semi 30/360 US + 5.150%), 7.38% (b)(k)(l)		9,900	11,001,375
(5 yr. Swap Semi 30/360 US + 6.314%), 7.63% (b)(k)(l)		10,470	11,085,113

36

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Credit Agricole SA, (5 yr. Swap Semi 30/360 US + 6.185%), 8.13% (b)(k)(l)	USD	10,300	$11,911,785
Emirates NBD PJSC, (6 yr. Swap Semi 30/360 US + 3.656%), 6.13% (k)(l)		1,650	1,701,047
HSBC Holdings PLC:
(USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00% (k)(l)		10,345	10,577,763
(USD Swap Rate 11:00 am NY 1 + 3.606%), 6.50% (k)(l)		5,320	5,576,850
Itau Unibanco Holding SA:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.981%), 6.13% (b)(k)(l)		1,607	1,636,328
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.863%), 6.50% (b)(k)(l)		946	972,606
Kookmin Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.639%), 4.35% (k)(l)		1,700	1,713,600
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(f)(j)(l)		1,888	—
Nordea Bank Abp, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.110%), 6.63% (b)(k)(l)		7,420	7,828,100
Shinhan Financial Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.051%), 5.88% (k)(l)		900	953,719
United Overseas Bank Ltd., (5 yr. Swap Semi 30/360 US + 1.794%), 3.88% (k)(l)		864	860,490

			90,670,880

Capital Markets — 0.4%
Bank of New York Mellon Corp.:
Series F, (3 mo. LIBOR US + 3.131%), 4.63% (k)(l)		6,967	6,937,112
(3 mo. LIBOR US + 3.420%), 4.95% (k)(l)		4,380	4,449,029
Credit Suisse Group AG:
(5 yr. Swap Semi 30/360 US + 4.332%), 7.25% (b)(k)(l)		12,000	12,900,000
(5 yr. Swap Semi 30/360 US + 4.600%), 7.50% (b)(k)(l)		12,000	12,816,840
State Street Corp.:
(3 mo. LIBOR US + 3.597%), 5.25% (k)(l)		4,015	4,118,547
(3 mo. LIBOR US + 2.539%), 5.63% (k)(l)		9,655	9,739,481
UBS Group Funding Switzerland AG, (5 yr. Swap Semi 30/360 US + 4.344%), 7.00% (b)(k)(l)		11,250	11,951,100

			62,912,109

Commercial Services & Supplies — 0.0%
King Talent Management Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.521%), 5.60% (k)(l)		600	522,000

Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.292%), 5.70% (k)(l)		200	200,869

Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.026%), 9.13% (b)(k)(l)		480	485,550

Industrial Conglomerates — 0.0%
Tewoo Group No. 5 Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.373%), 5.80% (k)(l)		350	178,281

Security	Par (000)		Value

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.472%), 4.48%, 11/09/47 (k)	USD	1,000	$965,000
KDB Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.658%), 7.50%, 05/21/78 (k)		900	875,812
Mitsui Sumitomo Insurance Co. Ltd., (5 yr. Swap Semi 30/360 US + 3.256%), 4.95% (k)(l)		2,000	2,152,500

			3,993,312

Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.084%), 3.75% (k)(l)		278	273,562

Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(l)		13,310	13,629,440

Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc., (3 mo. LIBOR US + 3.418%), 5.50%, 07/15/77 (k)		10,120	9,785,635

Real Estate Management & Development — 0.0%
Agile Group Holdings Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 9.216%), 6.88% (k)(l)		200	196,187

Transportation Infrastructure — 0.0%
Royal Capital BV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.930%), 4.88% (k)(l)		219	217,084

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, (5 yr. Swap Semi 30/360 US + 4.873%), 7.00%, 04/04/79 (k)		10,585	11,430,531

Total Preferred Securities — 1.3% (Cost: $188,943,127)			194,495,440

Taxable Municipal Bonds — 5.4%
Aldine Independent School District GO PSF, 5.00%, 02/15/43		1,020	1,227,019
American Municipal Power, Inc. RB:
7.83%, 02/15/41		1,500	2,371,155
6.45%, 02/15/44		4,635	6,490,576
Arizona Health Facilities Authority RB, 2.36%, 01/01/37 (d)		1,355	1,340,623
Arizona State University RB, 5.00%, 07/01/43		1,160	1,387,464
Bay Area Toll Authority RB:
6.92%, 04/01/40		3,145	4,572,327
7.04%, 04/01/50		17,715	28,650,824
Berks County Industrial Development Authority RB:
5.00%, 11/01/47		1,780	2,028,737
5.00%, 11/01/50		1,660	1,891,304
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 06/01/47		5,210	5,102,622
California Health Facilities Financing Authority RB:
5.00%, 08/15/33		1,190	1,436,544
5.00%, 08/15/47		1,650	1,904,265

CONSOLIDATED SCHEDULE OF INVESTMENTS	37

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
California Health Facilities Financing Authority RB: (continued)
5.00%, 11/01/47	USD	1,610	$2,310,608
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (b)		1,000	1,067,230
Canaveral Port Authority RB:
5.00%, 06/01/45		1,890	2,177,771
5.00%, 06/01/48		1,890	2,215,458
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/50		1,730	2,013,115
Central Texas Regional Mobility Authority RB:
5.00%, 01/01/45		900	1,009,314
5.00%, 01/01/46		900	1,014,183
Chesapeake Bay Bridge & Tunnel District RB:
AGM, 5.00%, 07/01/41		880	1,022,551
5.00%, 07/01/51		700	790,741
City & County of Denver, CO RB:
5.00%, 08/01/44		2,950	3,435,659
5.00%, 08/01/48		2,170	2,521,453
City of Atlanta, GA Water & Wastewater Revenue RB:
5.00%, 11/01/40		885	1,023,219
5.00%, 11/01/41		1,680	2,017,747
City of Aurora, CO Water Revenue RB:
5.00%, 08/01/41		3,500	4,175,605
5.00%, 08/01/46		3,530	4,176,731
City of Austin, TX Water & Wastewater System Revenue RB, 5.00%, 11/15/43		1,650	1,875,242
City of Columbia, SC Waterworks & Sewer System Revenue RB, 5.00%, 02/01/42		1,350	1,629,221
City of New York, NY GO, 3.76%, 12/01/27		2,675	2,904,783
City of Philadelphia, PA Airport Revenue RB, 5.00%, 07/01/42		1,000	1,160,170
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		1,325	2,057,089
City of San Antonio, TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/48		730	797,700
City Public Service Board of San Antonio, TX RB, 5.81%, 02/01/41		3,260	4,464,146
Colorado Health Facilities Authority RB, 5.25%, 02/01/31		785	824,572
Commonwealth Financing Authority RB:
3.86%, 06/01/38		2,325	2,398,121
4.14%, 06/01/38		1,730	1,873,313
3.81%, 06/01/41		11,155	11,716,208
Commonwealth of Puerto Rico GO, 8.00%, 07/01/35 (f)(j)		12,415	6,517,875
Connecticut State Health & Educational Facility Authority RB, 5.00%, 07/01/45		1,700	1,857,828
Contra Costa Community College District GO, 6.50%, 08/01/34		570	745,070
County of Clark Department of Aviation RB:
5.00%, 07/01/32 (p)		820	1,031,724
5.00%, 07/01/33 (p)		820	1,027,517
5.00%, 07/01/35 (p)		1,730	2,151,722
5.00%, 07/01/40 (p)		860	1,056,347
5.00%, 07/01/41 (p)		2,220	2,719,655
5.00%, 07/01/42 (p)		2,890	3,527,303
County of King, WA Sewer Revenue RB, 5.00%, 07/01/47		1,780	2,041,304
County of Miami-Dade, FL Aviation RB, 4.06%, 10/01/31		1,765	1,935,676
County of Miami-Dade, FL Aviation Revenue RB:
3.35%, 10/01/29		560	583,873
3.45%, 10/01/30		1,030	1,078,616
3.50%, 10/01/31		965	1,009,882
5.00%, 10/01/38		1,600	1,829,680

Security	Par (000)		Value
County of Miami-Dade, FL Aviation Revenue RB: (continued)
5.00%, 10/01/40	USD	1,650	$1,934,213
Dallas Area Rapid Transit RB:
5.00%, 12/01/41		1,780	2,074,234
5.00%, 12/01/46		2,410	2,794,178
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		2,025	2,144,252
Series A, 5.00%, 11/01/43		60	62,118
5.00%, 11/01/45		3,670	3,799,368
5.00%, 11/01/45		2,650	2,796,757
District of Columbia RB:
5.00%, 07/15/34		775	906,161
5.00%, 07/15/35		775	905,650
DuBois Hospital Authority RB, 5.00%, 07/15/43		1,290	1,491,459
Dutchess County Local Development Corp. RB, 5.00%, 07/01/46		2,685	3,058,994
Grand Parkway Transportation Corp. RB, 5.00%, 10/01/43		3,230	3,841,019
Grant County Public Utility District No. 2 RB, 4.58%, 01/01/40		600	676,650
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 07/01/33		755	904,505
Health & Educational Facilities Authority of the State of Missouri RB:
5.00%, 11/15/29		840	999,860
3.65%, 01/15/46		605	629,974
3.09%, 09/15/51		3,955	3,685,309
Idaho Health Facilities Authority RB, 5.00%, 12/01/47		1,155	1,363,674
Indiana Finance Authority RB, 5.00%, 10/01/45		3,120	3,529,094
Indiana Housing & Community Development Authority RB GNMA Collateral, 3.80%, 07/01/38		930	974,659
JobsOhio Beverage System RB, 3.99%, 01/01/29		8,385	9,138,979
Kansas City Industrial Development Authority RB AGM, 5.00%, 03/01/49		6,400	7,549,440
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/50		850	922,038
Kentucky Turnpike Authority RB, 5.00%, 07/01/20		1,330	1,375,526
Las Vegas Valley Water District GO, 5.00%, 06/01/46		1,050	1,225,676
Lexington County Health Services District, Inc. RB, 5.00%, 11/01/41		960	1,100,659
Los Angeles Community College District GO, 6.60%, 08/01/42		5,160	7,739,742
Los Angeles Department of Water & Power RB, 6.60%, 07/01/50		2,645	4,173,493
Los Angeles Unified School District GO:
5.75%, 07/01/34		415	528,855
6.76%, 07/01/34		7,405	10,169,212
Louisiana Public Facilities Authority RB, 5.00%, 07/01/48		1,240	1,446,311
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/25		1,975	2,360,026
Maryland Community Development Administration RB, 3.85%, 09/01/33		1,620	1,746,149
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27		815	935,294
Maryland Stadium Authority RB, 5.00%, 05/01/41		1,580	1,842,264
Massachusetts Bay Transportation Authority RB:
5.00%, 07/01/39		970	1,163,273
5.00%, 07/01/40		1,020	1,221,532

38

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Massachusetts Development Finance Agency RB:
5.00%, 07/01/43	USD	2,390	$2,787,672
5.00%, 07/01/47		1,260	1,476,166
5.00%, 07/01/48		2,535	2,940,854
5.00%, 07/01/53		2,500	2,878,100
Massachusetts Educational Financing Authority RB, 5.00%, 01/01/22		500	538,890
Massachusetts Housing Finance Agency RB:
4.50%, 12/01/39		940	972,317
4.60%, 12/01/44		995	1,049,098
4.50%, 12/01/48		1,160	1,210,193
Massachusetts Port Authority RB, 5.00%, 07/01/43		1,590	1,828,436
Massachusetts Water Resources Authority RB, 5.00%, 08/01/40		920	1,098,581
Matagorda County Navigation District No. 1 RB, 2.60%, 11/01/29 (p)		2,740	2,780,196
Mesquite Independent School District GO, PSF, 5.00%, 08/15/42		1,700	2,008,703
Metropolitan Atlanta Rapid Transit Authority RB:
4.00%, 07/01/25		1,425	1,635,729
5.00%, 07/01/41		2,720	3,155,146
5.00%, 07/01/45		1,380	1,638,364
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB:
5.00%, 07/01/40		930	1,072,244
5.00%, 07/01/46		1,800	2,058,102
Metropolitan St. Louis Sewer District RB:
5.00%, 05/01/42		2,670	3,174,069
5.00%, 05/01/47		2,290	2,708,085
Metropolitan Transportation Authority RB:
5.00%, 11/15/52		3,410	4,046,067
5.00%, 05/15/22		12,410	13,654,847
5.87%, 11/15/39		735	939,065
6.67%, 11/15/39		350	489,108
6.69%, 11/15/40		1,160	1,615,590
6.81%, 11/15/40		860	1,214,079
5.00%, 11/15/45		880	999,909
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,685,739
5.00%, 10/01/53		1,000	1,063,880
Metropolitan Washington Airports Authority RB, 5.00%, 10/01/32		2,710	3,224,195
Miami-Dade County Educational Facilities Authority RB, 5.00%, 04/01/53		1,860	2,174,135
Michigan Finance Authority RB:
5.00%, 06/01/39		840	943,555
5.00%, 11/15/41		850	981,368
5.00%, 12/01/47		7,010	7,625,338
2.86%, 09/01/49 (d)		6,090	6,180,132
Michigan State Housing Development Authority RB:
3.55%, 10/01/33		1,055	1,108,647
4.00%, 10/01/43		1,010	1,073,075
4.05%, 10/01/48		465	492,044
4.15%, 10/01/53		2,400	2,540,088
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 09/01/46		1,610	1,778,567
Municipal Electric Authority of Georgia RB, 6.64%, 04/01/57		1,601	1,924,962
New Hope Cultural Education Facilities Finance Corp. RB, 5.00%, 08/15/47		1,380	1,628,400
New Jersey State Turnpike Authority RB, 7.41%, 01/01/40		2,329	3,603,801

Security	Par (000)		Value
New Jersey Transportation Trust Fund Authority RB:
5.75%, 12/15/28	USD	3,350	$3,852,936
5.00%, 06/15/29		915	1,070,193
New Orleans Aviation Board RB, 5.00%, 01/01/40		1,140	1,269,892
New York City Housing Development Corp. RB:
3.70%, 11/01/38		1,090	1,123,823
3.85%, 11/01/43		3,300	3,389,925
4.00%, 11/01/53		3,510	3,643,380
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/40		930	1,076,010
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
3.65%, 11/01/24		4,050	4,264,934
3.55%, 05/01/25		5,040	5,349,154
3.75%, 11/01/25		4,050	4,263,030
3.05%, 05/01/27		4,675	4,829,228
3.35%, 11/01/30		6,190	6,478,887
3.90%, 08/01/31		4,860	5,272,614
5.00%, 05/01/36		990	1,175,892
New York City Water & Sewer System RB:
5.75%, 06/15/41		1,330	1,840,308
6.01%, 06/15/42		665	943,735
5.38%, 06/15/43		2,920	3,098,208
5.38%, 06/15/43		1,490	1,563,919
5.44%, 06/15/43		1,775	2,365,099
5.50%, 06/15/43		5,285	5,617,057
5.88%, 06/15/44		1,240	1,753,844
New York Convention Center Development Corp. RB:
5.00%, 11/15/40		930	1,085,226
5.00%, 11/15/46		2,370	2,783,494
New York Liberty Development Corp. RB, 5.00%, 11/15/44 (b)		2,200	2,402,884
New York State Dormitory Authority RB:
5.00%, 02/15/36		1,870	2,253,948
5.00%, 02/15/37		950	1,145,387
5.00%, 02/15/38		940	1,133,433
5.00%, 02/15/40		945	1,133,310
5.39%, 03/15/40		1,470	1,870,546
New York State Urban Development Corp. RB:
3.12%, 03/15/25		2,900	3,003,994
3.25%, 03/15/25		2,325	2,428,579
3.32%, 03/15/29		4,035	4,221,740
New York Transportation Development Corp. RB:
5.00%, 08/01/20		2,200	2,279,552
5.00%, 07/01/46		730	797,598
5.25%, 01/01/50		9,190	10,209,631
North Carolina Turnpike Authority RB, AGM, 5.00%, 01/01/35		1,290	1,561,274
North Texas Tollway Authority RB, 5.00%, 01/01/43		1,245	1,467,345
Ohio Turnpike & Infrastructure Commission RB, 5.00%, 02/15/48		1,720	1,883,297
Oklahoma Development Finance Authority RB:
5.25%, 08/15/43		1,000	1,180,050
5.25%, 08/15/48		500	585,185
5.50%, 08/15/57		4,760	5,636,364
Orange County Local Transportation Authority
RB, 6.91%, 02/15/41		2,790	3,954,128
Oregon School Boards Association GO: AMBAC, 4.76%, 06/30/28		8,300	9,191,669
5.55%, 06/30/28		7,175	8,490,967
5.68%, 06/30/28		5,125	6,180,032

CONSOLIDATED SCHEDULE OF INVESTMENTS	39

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22	USD	1,000	$1,092,660
5.00%, 12/31/38		320	360,749
Pennsylvania Turnpike Commission RB:
5.00%, 12/01/43		3,460	4,103,560
5.00%, 12/01/46		1,120	1,286,152
5.25%, 06/01/47		2,370	2,751,357
5.00%, 12/01/48		11,290	13,393,666
5.00%, 12/01/48		2,805	3,316,043
Port Authority of New York & New Jersey RB:
5.65%, 11/01/40		2,165	2,883,802
4.96%, 08/01/46		2,660	3,365,485
5.00%, 11/15/47		860	1,014,955
4.93%, 10/01/51		1,045	1,331,821
4.46%, 10/01/62		3,155	3,788,114
Port of Seattle, WA RB, 5.00%, 05/01/43		930	1,072,708
Public Power Generation Agency RB, 5.00%, 01/01/35		1,070	1,241,328
Putnam County Development Authority RB, 5.00%, 03/15/42		2,965	3,450,608
Regents of the University of California Medical Center Pooled Revenue RB:
5.00%, 05/15/47		1,500	1,739,175
6.58%, 05/15/49		2,860	4,102,041
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39		1,160	1,289,676
Sacramento County Sanitation Districts Financing Authority RB, 2.22%, 12/01/35 (d)		8,500	8,079,046
Salt Lake City Corp. Airport Revenue RB:
5.00%, 07/01/47		2,960	3,411,696
5.00%, 07/01/47		1,100	1,298,231
Salt River Project Agricultural Improvement & Power District RB:
5.00%, 01/01/36		1,840	2,253,227
5.00%, 12/01/45		6,365	7,342,155
San Antonio Water System RB, 5.00%, 05/15/39		1,520	1,758,777
San Diego County Regional Airport Authority RB, 5.00%, 07/01/47		1,640	1,945,253
San Diego Public Facilities Financing Authority Sewer Revenue RB, 5.00%, 05/15/39		1,250	1,501,937
San Francisco City & County Airport Comm-San Francisco International Airport RB, 5.00%, 05/01/46		3,330	3,825,371
San Jose Redevelopment Agency Successor Agency TA:
2.96%, 08/01/24		7,265	7,513,681
3.13%, 08/01/28		4,275	4,435,697
3.25%, 08/01/29		3,585	3,730,838
South Carolina Ports Authority RB, 5.00%, 07/01/55		920	1,070,908
South Carolina Public Service Authority RB, 2.39%, 12/01/23		7,497	7,409,210
Spartanburg County School District No. 7 GO, SCSDE, 5.00%, 03/01/48		645	781,108
State of California GO:
5.00%, 10/01/25		3,685	4,478,528
2.65%, 04/01/26		10,385	10,591,038
7.50%, 04/01/34		2,210	3,334,183
4.60%, 04/01/38		16,540	18,394,134
7.55%, 04/01/39		3,715	5,864,276
7.30%, 10/01/39		2,575	3,873,650
7.35%, 11/01/39		720	1,088,287
State of Connecticut GO:
2.99%, 01/15/23		3,680	3,754,630

Security	Par (000)		Value
State of Connecticut GO: (continued) 3.31%, 01/15/26	USD	4,655	$4,846,600
5.09%, 10/01/30		7,910	9,121,575
5.85%, 03/15/32		10,760	13,587,943
State of Illinois GO:
5.00%, 05/01/20		1,380	1,416,694
5.00%, 11/01/22		785	857,542
5.00%, 11/01/24		4,450	5,011,768
5.00%, 12/01/24		870	979,498
5.00%, 11/01/25		4,300	4,881,876
5.00%, 11/01/26		3,620	4,141,280
5.10%, 06/01/33		22,035	23,182,803
State of Oregon GO, 5.89%, 06/01/27		8,145	9,819,449
State of Texas GO:
5.00%, 04/01/40		1,310	1,552,114
5.00%, 04/01/43		2,100	2,481,129
State of Washington GO:
5.00%, 08/01/40		2,720	3,166,651
5.00%, 08/01/40		1,120	1,337,728
5.00%, 02/01/41		1,880	2,232,763
5.00%, 08/01/41		1,175	1,400,988
State of West Virginia GO, 5.00%, 12/01/40		810	974,252
State of Wisconsin GO:
5.00%, 05/01/36		1,520	1,781,106
5.00%, 05/01/38		1,530	1,786,397
State of Wisconsin RB:
5.00%, 05/01/25		1,810	2,171,095
3.15%, 05/01/27		1,900	1,983,011
Sumter Landing Community Development District RB, 4.17%, 10/01/47		920	1,021,752
Tennessee Housing Development Agency RB:
3.75%, 07/01/38		980	1,022,238
3.85%, 07/01/43		460	476,629
3.95%, 01/01/49		360	375,962
Texas A&M University RB, 2.84%, 05/15/27		2,240	2,302,496
Texas Municipal Gas Acquisition & Supply Corp. RB, 6.25%, 12/15/26		790	923,202
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		370	404,958
Tobacco Settlement Finance Authority RB, 7.47%, 06/01/47		6,535	6,559,637
Tobacco Settlement Financing Corp. RB, 6.71%, 06/01/46		4,135	3,913,860
TSASC, Inc. RB, 5.00%, 06/01/41		1,700	1,855,040
University of California RB:
3.06%, 07/01/25		1,865	1,932,289
3.35%, 07/01/29		8,395	8,918,092
4.60%, 05/15/31		1,950	2,251,957
4.86%, 05/15/2112		1,415	1,717,555
University of Delaware RB, 4.22%, 11/01/58		2,175	2,486,199
University of Houston RB, 5.00%, 02/15/36		2,560	3,026,202
University of Oregon RB, 5.00%, 04/01/46		1,270	1,479,601
University of Texas System GO, 5.00%, 08/15/39		1,670	2,075,225
Virginia Small Business Financing Authority RB:
5.00%, 12/31/52		2,535	2,852,433
5.00%, 12/31/56		2,190	2,448,091
Washington Metropolitan Area Transit Authority
RB, 5.00%, 07/01/36		1,045	1,254,721
Washington State Convention Center Public Facilities District RB, 5.00%, 07/01/58		2,000	2,302,400
Weld County School District No. RE-4 GO, 5.25%, 12/01/41		1,560	1,882,000
West Virginia Hospital Finance Authority RB:
5.00%, 06/01/20		965	995,349
5.00%, 06/01/21		960	1,022,179

40

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
West Virginia Hospital Finance Authority RB: (continued)
5.00%, 06/01/22	USD	1,050	$1,151,503
5.00%, 06/01/23		870	980,159
5.00%, 06/01/24		935	1,079,055
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44		790	871,093

Total Taxable Municipal Bonds — 5.4% (Cost: $763,906,752)			800,135,216

U.S. Government Sponsored Agency Securities — 49.5%

Agency Obligations — 0.0%
Fannie Mae 6.63%, 11/15/30		1,450	2,073,018

Collateralized Mortgage Obligations — 0.0%
Fannie Mae:
Series 2003-W5, Class A, (1 mo. LIBOR US + 0.110%), 2.51%, 04/25/33 (a)		2	1,942
Series 2005-48, Class AR, 5.50%, 02/25/35		1	616
Freddie Mac:
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.500%), 13.90%, 01/25/25 (a)		495	692,242
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.950%), 10.35%, 05/25/25 (a)		524	639,109
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.150%), 7.55%, 10/25/29 (a)		590	671,777
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.450%), 6.85%, 03/25/30 (a)		1,860	2,015,119
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.450%), 4.85%, 12/25/42 (a)		799	806,321

			4,827,126

Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae Series 2006-M2, Class A2A, 5.27%, 10/25/32 (d)		1,636	1,835,666
Freddie Mac:
Series K076, Class A2, 3.90%, 06/25/51		1,246	1,383,804
Series KL4F, Class A2AS, 3.68%, 10/25/25 (d)		1,664	1,767,444
Series KW06, Class A2, 3.80%, 06/25/28 (d)		1,040	1,128,616
Ginnie Mae:
Series 2015-97, Class VA, 2.25%, 12/16/38		1,080	1,042,831
Series 2016-158, Class VA, 2.00%, 03/16/35		706	666,276

			7,824,637

Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M5, Class X2, 2.36%, 01/25/22 (d)		6,436	163,088
Series 2015-M4, Class X2, 0.48%, 07/25/22 (d)		31,725	277,836
Series 2017-M12, Class X, 0.44%, 06/25/27 (d)		13,387	366,124
Freddie Mac:
Series K718, Class X1, 0.74%, 01/25/22 (d)		5,743	77,362
Series KW01, Class X1, 1.11%, 01/25/26 (d)		9,691	504,606
Series KW03, Class X1, 0.98%, 06/25/27 (d)		7,671	396,538
Ginnie Mae:
Series 2012-23, Class IO, 0.56%, 06/16/53 (d)		3,475	81,614
Series 2013-191, Class IO, 0.74%, 11/16/53 (d)		2,851	96,351
Series 2013-30, Class IO, 0.80%, 09/16/53 (d)		12,868	528,573

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae: (continued)
Series 2013-63, Class IO, 0.79%, 09/16/51 (d)	USD	17,113	$910,846
Series 2013-78, Class IO, 0.78%, 10/16/54 (d)		14,919	641,206
Series 2014-40, Class AI, 1.00%, 02/16/39		3,026	35,649
Series 2014-52, Class AI, 0.83%, 08/16/41		4,333	90,688
Series 2015-173, Class IO, 0.89%, 09/16/55 (d)		6,666	443,329
Series 2015-22, Class IO, 0.73%, 03/16/55 (d)		10,573	535,899
Series 2015-37, Class IO, 0.76%, 10/16/56 (d)		2,398	136,825
Series 2015-48, Class IO, 0.69%, 02/16/50 (d)		5,481	248,058
Series 2016-110, Class IO, 1.03%, 05/16/58 (d)		6,400	489,642
Series 2016-113, Class IO, 1.18%, 02/16/58 (d)		8,628	797,349
Series 2016-119, Class IO, 1.12%, 04/16/58 (d)		10,871	845,810
Series 2016-125, Class IO, 1.06%, 12/16/57 (d)		9,039	723,031
Series 2016-128, Class IO, 0.95%, 09/16/56 (d)		13,397	1,002,841
Series 2016-13, Class IO, 0.88%, 04/16/57 (d)		13,583	859,942
Series 2016-152, Class IO, 0.93%, 08/15/58 (d)		8,798	656,917
Series 2016-162, Class IO, 1.00%, 09/16/58 (d)		26,207	2,140,856
Series 2016-165, Class IO, 0.97%, 12/16/57 (d)		6,592	527,683
Series 2016-175, Class IO, 0.92%, 09/16/58 (d)		11,356	832,671
Series 2016-26, Class IO, 0.96%, 02/16/58 (d)		33,834	2,440,604
Series 2016-36, Class IO, 0.94%, 08/16/57 (d)		4,438	323,474
Series 2016-67, Class IO, 1.17%, 07/16/57 (d)		5,142	412,236
Series 2016-87, Class IO, 1.00%, 08/16/58 (d)		26,053	1,978,359
Series 2016-92, Class IO, 1.01%, 04/16/58 (d)		8,639	632,081
Series 2016-96, Class IO, 0.98%, 12/16/57 (d)		17,290	1,305,091
Series 2016-97, Class IO, 1.04%, 07/16/56 (d)		9,876	820,766
Series 2018-106, Class IO, 0.49%, 04/16/60 (d)		11,172	622,674
Series 2018-85, Class IO, 0.52%, 07/16/60 (d)		11,949	688,549

			23,635,168

Mortgage-Backed Securities — 49.2%
Fannie Mae Mortgage-Backed Securities:
5.00%, 05/01/23-07/01/49 (q)		64,292	69,068,611
4.50%, 02/01/25-07/01/49 (q)		1,496,385	1,578,522,878
2.50%, 09/01/27-07/01/34 (q)		136,201	137,254,047
3.00%, 04/01/28-07/01/49 (q)		1,783,625	1,813,144,677
3.50%, 08/01/28-07/01/49 (q)		1,145,757	1,180,404,678
4.00%, 08/01/31-07/01/49 (q)		780,797	819,677,350
2.00%, 10/01/31-03/01/32		18,136	17,957,454

CONSOLIDATED SCHEDULE OF INVESTMENTS	41

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities: (continued)
5.50%, 12/01/32-04/01/41	USD	24,128	$26,670,580
6.00%, 02/01/34-07/01/49 (q)		23,881	26,649,896
6.50%, 05/01/40		2,834	3,320,643
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/24-04/01/31		24,148	24,356,034
3.00%, 09/01/27-04/01/47		83,199	84,807,477
3.50%, 09/01/30-07/01/49 (q)		457,579	474,859,024
5.50%, 02/01/35-07/01/49 (q)		9,162	9,810,942
5.00%, 07/01/35-07/01/49 (q)		97,722	102,580,614
4.50%, 02/01/39-07/01/49 (q)(r)		305,876	326,993,253
4.00%, 08/01/40-07/01/49 (q)		360,176	375,626,553
Ginnie Mae Mortgage-Backed Securities:
5.00%, 04/15/33-07/20/44		7,810	8,564,368
4.00%, 04/20/39-10/20/46		20,047	21,222,184
4.50%, 12/20/39-07/20/48		73,778	77,584,865
3.50%, 01/15/42-10/20/46		69,176	71,821,716
3.00%, 12/20/44-02/15/45		4,647	4,750,285

			7,255,648,129

Total U.S. Government Sponsored Agency Securities — 49.5% (Cost: $7,240,062,608)			7,294,008,078

U.S. Treasury Obligations — 12.5%
U.S. Treasury Bonds:
4.25%, 05/15/39		7,020	9,183,586
4.50%, 08/15/39		7,020	9,482,484
4.38%, 11/15/39		7,020	9,333,858
3.13%, 02/15/43		27,000	30,107,109
2.88%, 05/15/43-11/15/46		52,960	56,659,614
3.63%, 08/15/43		27,000	32,590,898
3.75%, 11/15/43		27,000	33,237,422
3.00%, 02/15/48-02/15/49		59,720	65,517,358
U.S. Treasury Inflation Indexed Notes:
0.63%, 04/15/23		15,974	16,162,462
0.50%, 04/15/24		507,630	513,967,939
U.S. Treasury Notes:
2.00%, 07/31/20-02/15/25		220,710	222,048,801
2.50%, 12/31/20		77,900	78,654,656
1.13%, 07/31/21		116,850	115,343,731
1.50%, 01/31/22-08/15/26		179,170	176,670,875
1.75%, 04/30/22		98,670	98,754,795
2.13%, 12/31/22-05/15/25		213,490	216,924,187
2.75%, 05/31/23		51,930	53,915,917
2.25%, 08/15/27		51,930	53,189,708
2.88%, 08/15/28		15,580	16,742,414
3.13%, 11/15/28		15,580	17,088,704
2.63%, 02/15/29		15,580	16,429,597

Total U.S. Treasury Obligations — 12.5% (Cost: $1,797,920,818)			1,842,006,115

	Shares

Warrants — 0.0%

Capital Markets — 0.0%
Sentinel Energy Services, Inc., Class A (Issued/Exercisable 12/22/17, 1 Share for 1 Warrant, Expires 12/22/22, Strike Price USD 11.50) (f)		145,423	101,796

Diversified Financial Services — 0.0%
Pure Acquisition Corp. (Issued/Exercisable 4/17/18, 1 Share for 1 Warrant, Expires 4/17/23, Strike Price USD 11.50) (f)		20,627	22,277

Security	Shares		Value

Real Estate Management & Development — 0.0%
Target Hospitality Corp. (Issued/Exercisable 3/05/18, 1 Share for 1 Warrant, Expires 3/15/24, Strike Price USD 11.50) (f)(g)		8,280	$16,560

Total Warrants — 0.0% (Cost: $132,492)			140,633

Total Long-Term Investments — 127.6% (Cost: $18,450,674,753)			18,812,958,284

Short-Term Securities — 1.0%

Mutual Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26% (s)(v)		138,617,459	138,617,459
SL Liquidity Series, LLC, Money Market Series, 2.55% (s)(t)(v)		27,309	27,317

Total Mutual Funds — 1.0% (Cost — $138,644,767)			138,644,776

	Par (000)

U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, 2.38%, 07/18/19 (u)	USD	5,140	5,135,021

Total U.S. Treasury Obligations — 0.0% (Cost: $5,134,362)			5,135,021

Total Short-Term Investments — 1.0% (Cost: $143,779,129)			143,779,797

Options Purchased — 0.0% (Cost: $14,165,305)			10,203,214

Total Investments Before Options Written and TBA Sale Commitments — 128.6% (Cost: $18,608,619,187)			18,966,941,295

TBA Sale Commitments — (18.8)%(q)

Mortgage-Backed Securities — (18.8)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 07/01/34		19,940	(20,079,814)
3.00%, 07/01/49		995,952	(1,010,225,599)
3.50%, 07/01/49		789,165	(806,785,204)
4.00%, 07/01/49		33,927	(35,064,747)
4.50%, 07/01/49		626,247	(654,397,554)
5.50%, 07/01/49		1,113	(1,187,117)
Freddie Mac Mortgage-Backed Securities, 5.00%, 07/01/49		43,232	(45,191,795)
Ginnie Mae Mortgage-Backed Securities, 3.50%, 07/15/49		191,300	(197,614,394)

Total TBA Sale Commitments — (18.8)% (Proceeds: $2,762,928,308)			(2,770,546,224)

Options Written — (0.0)% (Premiums Received: $7,239,551)			(5,979,199)

Total Investments Net of Options Written and TBA Sale Commitments — 109.8% (Cost: $15,838,451,328)			16,190,415,872

Liabilities in Excess of Other Assets—(9.8)%			(1,447,102,792)

Net Assets — 100.0%			$14,743,313,080

42

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Security, or a portion of the security, is on loan.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(l)	Perpetual security with no stated maturity date.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Fixed rate.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	When-issued security.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Annualized 7-day yield as of period end.
(t)	Security was purchased with the cash collateral from loaned securities.
(u)	Rates are discount rates or a range of discount rates as of period end.
(v)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Par/Shares Held at 09/30/18	Par/Shares Purchased	Par/Shares Sold		Par/Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$3,374	$—	$—		$3,374	$3,110	$—		$—	$117
BlackRock Liquidity Funds, T-Fund, Institutional Class	791,503,000	—	(652,885,541	)(b)	138,617,459	138,617,459	11,698,344		—	—
iShares China Large-Cap ETF(c)	—	40,000	(40,000)		—	—	—		3,614	—
iShares Core MSCI Emerging Markets ETF(c)	—	40,000	(40,000)		—	—	—		28,390	—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	—	2,121,807	(2,121,807)		—	—	270,501		100,959	—
iShares JPMorgan USD Emerging Markets Bond ETF(c)	1,201,638	1,093,793	(2,295,431)		—	—	2,969,209		(4,216,578)	(603,443)
SL Liquidity Series, LLC, Money Market Series	8,009,890	—	(7,982,581	)(b)	27,309	27,317	87,517	(d)	1,330	(407)

						$138,647,886	$15,025,571		$(4,082,285)	$(603,733)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	As of period end, the entity is no longer held by the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	2,388	09/06/19	$469,057	$1,525,140
Euro-Buxl	396	09/06/19	91,364	1,656,247
U.S. Ultra Treasury Bonds	4,076	09/19/19	723,745	15,087,259
U.S. Ultra Treasury Bonds (10 Year)	1,522	09/19/19	210,226	1,695,017
U.S. Treasury Notes (2 Year)	10,862	09/30/19	2,337,282	3,663,095
U.S. Treasury Notes (5 Year)	11,987	09/30/19	1,416,339	3,785,167
Euro Dollar	3,254	12/16/19	797,962	710,936

				28,122,861

CONSOLIDATED SCHEDULE OF INVESTMENTS	43

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro-Bobl	339	09/06/19	$51,824	$ (113,057)
Euro-Schatz	4	09/06/19	511	(959)
U.S. Treasury Bonds (30 Year)	381	09/19/19	59,281	(631,170)
U.S. Treasury Notes (10 Year)	5,860	09/19/19	749,897	(1,143,469)
E-Mini S&P 500 Index	762	09/20/19	112,174	(747,548)

				(2,636,203)

				$25,486,658

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	17,032,400	USD	4,424,000	Bank of America N.A.	07/02/19	$ 9,893
BRL	10,861,230	USD	2,820,000	Citibank N.A.	07/02/19	7,407
BRL	28,686,362	USD	7,347,000	Credit Suisse International	07/02/19	120,665
BRL	8,653,172	USD	2,171,000	Goldman Sachs International	07/02/19	81,603
BRL	496,586	USD	129,000	Morgan Stanley & Co. International PLC	07/02/19	272
BRL	11,341,871	USD	2,914,000	Morgan Stanley & Co. International PLC	07/02/19	38,528
AUD	45,121,962	USD	31,525,000	Morgan Stanley & Co. International PLC	07/05/19	160,970
CAD	41,449,858	USD	31,525,000	Bank of America N.A.	07/05/19	132,401
EUR	27,716,893	USD	31,525,000	Standard Chartered Bank	07/05/19	10,710
GBP	24,846,997	USD	31,525,000	NatWest Markets PLC	07/05/19	40,958
TWD	91,510,950	USD	2,895,000	BNP Paribas S.A.	07/05/19	52,573
TWD	23,828,428	USD	758,610	UBS AG	07/05/19	8,905
USD	31,525,000	EUR	27,699,546	Standard Chartered Bank	07/05/19	9,027
USD	31,525,000	GBP	24,801,841	Bank of America N.A.	07/05/19	16,408
TRY	8,573,771	USD	1,459,685	UBS AG	07/08/19	12,536
ZAR	37,163,324	USD	2,563,200	Citibank N.A.	07/08/19	71,937
TRY	6,833,303	USD	1,075,000	UBS AG	07/10/19	97,025
IDR	60,017,100,000	USD	4,197,000	BNP Paribas S.A.	07/16/19	42,514
COP	9,586,360,000	USD	2,920,000	UBS AG	07/17/19	58,603
USD	2,920,000	COP	9,349,840,000	NatWest Markets PLC	07/17/19	14,887
CLP	2,049,952,500	USD	2,939,000	Morgan Stanley & Co. International PLC	07/24/19	87,460
IDR	185,308,710,000	USD	12,918,000	Bank of America N.A.	07/24/19	159,968
KRW	5,181,831,200	USD	4,424,000	Bank of America N.A.	07/24/19	67,334
MXN	71,778,560	USD	3,719,000	Bank of America N.A.	07/24/19	4,351
MXN	54,313,511	USD	2,815,000	Morgan Stanley & Co. International PLC	07/24/19	2,391
PLN	16,629,374	USD	4,424,000	Bank of America N.A.	07/24/19	33,240
PLN	3,577,120	USD	940,403	BNP Paribas S.A.	07/24/19	18,388
PLN	8,941,350	USD	2,351,007	Deutsche Bank AG	07/24/19	45,580
PLN	1,458,913	USD	383,590	JPMorgan Chase Bank N.A.	07/24/19	7,448
TRY	8,711,196	USD	1,482,000	Bank of America N.A.	07/24/19	298
TRY	17,402,774	USD	2,949,000	BNP Paribas S.A.	07/24/19	12,257
USD	2,939,000	CLP	1,990,290,800	Credit Suisse International	07/24/19	622
USD	9,688,000	IDR	137,272,178,400	Citibank N.A.	07/24/19	160
USD	2,195,000	MXN	42,300,723	Bank of America N.A.	07/24/19	745
USD	2,718,000	MXN	52,365,021	Bank of America N.A.	07/24/19	1,683
USD	2,949,000	MXN	56,554,448	Bank of America N.A.	07/24/19	15,366
USD	1,631,250	MXN	31,368,119	Barclays Bank PLC	07/24/19	4,100
USD	188,023	MXN	3,617,376	BNP Paribas S.A.	07/24/19	380
USD	532,750	MXN	10,253,873	BNP Paribas S.A.	07/24/19	853

44

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,833,154	MXN	35,282,832	BNP Paribas S.A.	07/24/19	$ 2,937
USD	3,486,977	MXN	67,104,888	BNP Paribas S.A.	07/24/19	6,062
USD	2,949,000	MXN	56,282,255	Citibank N.A.	07/24/19	29,485
USD	2,926,000	MXN	56,400,113	Deutsche Bank AG	07/24/19	371
USD	3,675,000	PLN	13,701,616	Deutsche Bank AG	07/24/19	2,499
USD	2,975,000	RUB	187,722,500	BNP Paribas S.A.	07/24/19	17,758
ZAR	33,871,044	USD	2,351,290	Bank of America N.A.	07/24/19	45,509
ZAR	33,680,777	USD	2,265,000	Bank of America N.A.	07/24/19	118,335
ZAR	13,542,554	USD	940,516	BNP Paribas S.A.	07/24/19	17,789
ZAR	42,198,126	USD	2,949,000	BNP Paribas S.A.	07/24/19	37,044
ZAR	63,303,795	USD	4,424,000	BNP Paribas S.A.	07/24/19	55,534
ZAR	13,542,022	USD	940,516	Morgan Stanley & Co. International PLC	07/24/19	17,751
ZAR	2,760,817	USD	191,677	UBS AG	07/24/19	3,685
ZAR	21,447,344	USD	1,470,000	UBS AG	07/24/19	47,667
BRL	11,384,320	USD	2,949,000	Credit Suisse International	08/02/19	5,883
BRL	17,078,410	USD	4,424,000	Credit Suisse International	08/02/19	8,825
BRL	28,362,359	USD	7,347,000	Credit Suisse International	08/02/19	14,656
USD	89,527,924	EUR	78,461,000	UBS AG	08/06/19	18,551
ARS	51,982,000	USD	1,106,000	BNP Paribas S.A.	08/21/19	22,107
USD	9,770,759	MXN	189,046,594	Barclays Bank PLC	08/21/19	11,495
USD	6,738,964	MXN	130,145,000	Barclays Bank PLC	08/21/19	20,413
ARS	16,467,250	USD	331,000	Citibank N.A.	09/18/19	12,144
AUD	238,000	USD	163,862	NatWest Markets PLC	09/18/19	3,635
AUD	6,407,000	USD	4,411,194	NatWest Markets PLC	09/18/19	97,861
BRL	69,786,912	USD	17,984,000	Morgan Stanley & Co. International PLC	09/18/19	47,494
CAD	6,236,615	USD	4,665,853	Barclays Bank PLC	09/18/19	103,608
CAD	3,911,719	USD	2,920,000	BNP Paribas S.A.	09/18/19	71,493
CAD	4,945,336	USD	3,774,000	Citibank N.A.	09/18/19	7,954
CAD	225,891	USD	169,000	Goldman Sachs International	09/18/19	3,750
CHF	9,251,000	JPY	1,022,642,544	Citibank N.A.	09/18/19	4,332
CHF	23,085,000	JPY	2,532,828,487	Citibank N.A.	09/18/19	188,841
EUR	8,370,000	USD	9,525,947	BNP Paribas S.A.	09/18/19	53,165
IDR	7,429,016,400	USD	520,000	UBS AG	09/18/19	1,019
JPY	1,162,961,400	USD	10,779,000	Standard Chartered Bank	09/18/19	72,495
NOK	1,469,234	USD	169,000	JPMorgan Chase Bank N.A.	09/18/19	3,620
NZD	26,946,000	SEK	165,094,882	Bank of America N.A.	09/18/19	247,788
TRY	1,032,422	USD	166,000	Citibank N.A.	09/18/19	4,713
USD	10,779,000	SEK	99,078,412	Bank of America N.A.	09/18/19	47,350
USD	48,927,000	TWD	1,508,908,680	Bank of America N.A.	09/18/19	120,785
ZAR	4,959,195	USD	331,000	HSBC Bank PLC	09/18/19	17,497
IDR	1,264,412,510	USD	88,482	Bank of America N.A.	09/20/19	177
USD	43,851,570	EUR	33,810,000	Deutsche Bank AG	12/13/19	4,904,020
USD	44,135,574	EUR	33,810,000	Deutsche Bank AG	02/25/20	4,992,445
JPY	4,504,440,000	USD	41,738,695	JPMorgan Chase Bank N.A.	03/16/20	820,608
USD	44,963,466	JPY	4,504,440,000	HSBC Bank PLC	03/16/20	2,404,163

						16,185,759

USD	2,922,888	BRL	11,301,346	BNP Paribas S.A.	07/02/19	(19,091)
USD	7,347,000	BRL	28,278,603	Credit Suisse International	07/02/19	(14,516)
USD	4,424,000	BRL	17,027,976	Credit Suisse International	07/02/19	(8,741)
USD	2,949,000	BRL	11,350,701	Credit Suisse International	07/02/19	(5,827)
USD	2,162,112	BRL	8,409,967	Morgan Stanley & Co. International PLC	07/02/19	(27,180)
EUR	78,461,000	USD	89,280,772	UBS AG	07/03/19	(24,696)

CONSOLIDATED SCHEDULE OF INVESTMENTS	45

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,874,482	EUR	25,564,000	Commonwealth Bank of Australia	07/03/19	$(206,748)
USD	5,429,728	EUR	4,859,000	HSBC Bank PLC	07/03/19	(97,798)
USD	28,997,242	EUR	25,860,000	State Street Bank and Trust Co.	07/03/19	(420,712)
USD	28,376,524	EUR	25,283,000	State Street Bank and Trust Co.	07/03/19	(385,044)
USD	31,525,000	AUD	44,960,534	Morgan Stanley & Co. International PLC	07/05/19	(47,610)
USD	31,525,000	CAD	41,282,839	Royal Bank of Canada	07/05/19	(4,840)
USD	3,653,610	TWD	114,321,457	BNP Paribas S.A.	07/05/19	(28,691)
USD	1,459,685	TRY	8,595,630	Citibank N.A.	07/08/19	(16,289)
USD	1,710,300	ZAR	24,745,476	BNP Paribas S.A.	07/08/19	(44,326)
USD	852,900	ZAR	12,398,148	Goldman Sachs International	07/08/19	(26,215)
USD	1,075,000	TRY	7,015,450	BNP Paribas S.A.	07/10/19	(128,266)
USD	2,949,000	IDR	41,855,157,000	UBS AG	07/15/19	(7,920)
USD	2,098,500	IDR	30,390,477,000	JPMorgan Chase Bank N.A.	07/16/19	(48,236)
USD	2,098,500	IDR	30,690,562,500	UBS AG	07/16/19	(69,433)
IDR	145,680,481,898	USD	10,281,417	Citibank N.A.	07/24/19	(169)
MXN	56,498,160	USD	2,939,000	Bank of America N.A.	07/24/19	(8,285)
MXN	133,724,890	USD	6,954,154	Barclays Bank PLC	07/24/19	(17,477)
MXN	84,833,297	USD	4,424,000	Citibank N.A.	07/24/19	(23,464)
MXN	110,704,053	USD	5,752,000	JPMorgan Chase Bank N.A.	07/24/19	(9,477)
MXN	56,300,539	USD	2,949,000	Morgan Stanley & Co. International PLC	07/24/19	(28,537)
RUB	187,796,875	USD	2,975,000	Deutsche Bank AG	07/24/19	(16,587)
TRY	26,102,986	USD	4,459,000	Bank of America N.A.	07/24/19	(17,315)
USD	10,281,417	IDR	147,486,926,865	Bank of America N.A.	07/24/19	(127,319)
USD	3,230,000	IDR	46,395,720,000	JPMorgan Chase Bank N.A.	07/24/19	(44,329)
USD	2,928,000	IDR	42,069,504,000	UBS AG	07/24/19	(41,011)
USD	5,899,000	KRW	6,823,373,300	Bank of America N.A.	07/24/19	(15,134)
USD	5,203,000	KRW	6,013,627,400	BNP Paribas S.A.	07/24/19	(9,290)
USD	2,963,000	KRW	3,422,265,000	BNP Paribas S.A.	07/24/19	(3,236)
USD	1,470,000	TRY	8,779,796	Citibank N.A.	07/24/19	(23,970)
USD	4,424,000	ZAR	62,736,744	Bank of America N.A.	07/24/19	(15,408)
USD	1,463,000	ZAR	21,615,528	BNP Paribas S.A.	07/24/19	(66,568)
USD	1,470,000	ZAR	21,611,578	BNP Paribas S.A.	07/24/19	(59,289)
USD	1,680,000	ZAR	24,253,987	Goldman Sachs International	07/24/19	(36,272)
USD	4,424,000	ZAR	62,801,334	HSBC Bank PLC	07/24/19	(19,978)
USD	2,071,000	ZAR	30,163,711	UBS AG	07/24/19	(63,459)
USD	13,000	ZAR	189,342	UBS AG	07/24/19	(398)
USD	15,966,735	IDR	234,758,899,583	Standard Chartered Bank	08/07/19	(573,435)
USD	5,159,103	RUB	336,822,361	HSBC Bank PLC	08/07/19	(136,003)
USD	2,403,227	RUB	158,613,009	HSBC Bank PLC	08/07/19	(90,291)
USD	6,942,207	RUB	447,255,141	HSBC Bank PLC	08/07/19	(88,988)
USD	3,400,105	RUB	224,491,943	Morgan Stanley & Co. International PLC	08/07/19	(129,081)
USD	4,271,649	RUB	278,827,639	Morgan Stanley & Co. International PLC	08/07/19	(111,735)
USD	1,755,388	RUB	116,075,000	Morgan Stanley & Co. International PLC	08/07/19	(69,401)
USD	1,767,174	RUB	116,470,048	Morgan Stanley & Co. International PLC	08/07/19	(63,824)
USD	310,814	IDR	4,515,658,632	BNP Paribas S.A.	08/08/19	(7,303)
USD	5,938,617	IDR	86,632,540,114	UBS AG	08/08/19	(164,422)
USD	15,880,866	IDR	234,758,899,582	Citibank N.A.	08/14/19	(645,238)
USD	2,617,000	ARS	134,906,350	Bank of America N.A.	08/21/19	(310,720)
USD	21,247,353	ZAR	313,508,943	Bank of America N.A.	08/21/19	(857,855)
USD	17,544,056	ZAR	256,788,000	BNP Paribas S.A.	08/21/19	(561,814)
ZAR	202,462,780	USD	14,282,585	Bank of America N.A.	08/21/19	(7,137)
ARS	69,107,850	USD	1,491,000	Citibank N.A.	09/03/19	(18,719)

46

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	717,267	CHF	712,173	Bank of America N.A.	09/09/19	$ (17,122)
USD	5,942,077	EUR	5,226,000	Bank of America N.A.	09/09/19	(35,067)
USD	1,884,171	EUR	1,669,297	JPMorgan Chase Bank N.A.	09/09/19	(25,058)
JPY	1,191,953,137	CHF	10,779,000	Citibank N.A.	09/18/19	(1,321)
JPY	1,673,918,104	CHF	15,272,000	HSBC Bank PLC	09/18/19	(140,675)
JPY	688,720,356	CHF	6,285,000	HSBC Bank PLC	09/18/19	(59,383)
JPY	5,240,840,068	USD	48,927,000	Bank of America N.A.	09/18/19	(25,162)
JPY	5,238,014,044	USD	48,927,000	Morgan Stanley & Co. International PLC	09/18/19	(51,531)
MXN	6,369,405	USD	328,000	Goldman Sachs International	09/18/19	(664)
SEK	82,953,261	NZD	13,473,000	Bank of America N.A.	09/18/19	(79,937)
SEK	82,966,734	NZD	13,473,000	Bank of America N.A.	09/18/19	(78,478)
SEK	99,445,545	USD	10,779,000	Bank of America N.A.	09/18/19	(7,584)
USD	4,491,390	AUD	6,407,000	Standard Chartered Bank	09/18/19	(17,664)
USD	2,530,000	BRL	9,959,902	Standard Chartered Bank	09/18/19	(43,432)
USD	3,774,000	CAD	5,033,263	Bank of America N.A.	09/18/19	(75,196)
USD	2,920,000	CAD	3,869,418	Bank of America N.A.	09/18/19	(39,143)
USD	4,756,744	CAD	6,236,615	Royal Bank of Canada	09/18/19	(12,717)
USD	1,367,063	EUR	1,210,000	NatWest Markets PLC	09/18/19	(17,731)
USD	9,523,549	EUR	8,370,000	Standard Chartered Bank	09/18/19	(55,563)
USD	10,779,000	JPY	1,157,890,959	JPMorgan Chase Bank N.A.	09/18/19	(25,183)
USD	1,330,000	RUB	86,728,187	BNP Paribas S.A.	09/18/19	(25,649)
USD	48,927,000	SGD	66,147,836	HSBC Bank PLC	09/18/19	(23,125)
USD	1,158,874	CNH	8,066,079	UBS AG	09/20/19	(14,481)
USD	2,663,561	EUR	2,345,421	Barclays Bank PLC	09/20/19	(21,053)
USD	2,813,547	HKD	22,035,000	Bank of America N.A.	09/20/19	(8,271)
USD	2,813,142	HKD	22,034,776	HSBC Bank PLC	09/20/19	(8,648)
USD	1,052,940	IDR	15,220,251,669	Morgan Stanley & Co. International PLC	09/20/19	(14,294)
USD	9,607,829	JPY	1,034,374,026	Bank of America N.A.	09/20/19	(45,136)
USD	377,250	KRW	444,098,451	Bank of America N.A.	09/20/19	(8,371)
USD	1,230,248	TWD	38,600,260	Goldman Sachs International	09/20/19	(18,416)
EUR	33,810,000	USD	41,367,211	JPMorgan Chase Bank N.A.	12/13/19	(2,419,661)
EUR	33,810,000	USD	41,665,584	JPMorgan Chase Bank N.A.	02/25/20	(2,522,455)

						(12,053,288)

Net Unrealized Appreciation						$ 4,132,471

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
10Y-2Y CMS Index Cap	0.50%	Citibank N.A.	03/13/20	USD	1,017,480	$ 729,940	$ 391,730	$338,210
10Y-2Y CMS Index Cap	0.40%	Goldman Sachs International	03/31/20	USD	860,000	1,126,591	718,100	408,491

						$1,856,531	$1,109,830	$746,701

CONSOLIDATED SCHEDULE OF INVESTMENTS	47

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	3,380	07/19/19	USD	300.00	USD	99,034	$410,670
SPDR S&P Oil & Gas Explore & Production ETF	1,489	07/19/19	USD	30.00	USD	4,058	14,890
SPDR S&P 500 ETF Trust	231	12/20/19	USD	290.00	USD	6,768	347,886
SPDR S&P 500 ETF Trust	178	12/20/19	USD	285.00	USD	5,215	331,703
Caesars Entertainment Corp.	2,336	01/17/20	USD	12.00	USD	2,761	109,792
VanEck Vectors JPMorgan EM Local Currency Bond ETF	4,462	01/17/20	USD	37.00	USD	15,483	44,620

							1,259,561

Put
SPDR S&P 500 ETF Trust	1,541	07/01/19	USD	290.00	USD	45,151	77,821
SPDR S&P 500 ETF Trust	4,000	07/05/19	USD	287.00	USD	117,200	238,000
U.S. Treasury Notes (10 Year)	2,210	07/05/19	USD	127.50	USD	282,811	448,906
Euro Dollar (1 Year) Mid-Curve	2,179	07/12/19	USD	98.13	USD	536,279	40,856
SPDR S&P 500 ETF Trust	3,500	07/19/19	USD	286.00	USD	102,550	490,000
Euro Dollar Futures	447	08/16/19	USD	97.88	USD	109,509	47,494
Euro Dollar Futures	2,736	12/16/19	USD	97.63	USD	670,936	171,000
Caesars Entertainment Corp.	499	01/17/20	USD	10.00	USD	590	8,733

							1,522,810

							$2,782,371

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One-Touch	Deutsche Bank AG	—	08/09/19	CNH	7.10	CNH	7.10	USD	327	$20,278
Put
USD Currency	Down-and-Out	BNP Paribas S.A.	—	07/01/19	KRW	1,180.00	KRW	1,148.00	USD	7,238	32,199
USD Currency	Down-and-Out	Deutsche Bank AG	—	07/11/19	BRL	3.87	BRL	3.74	USD	5,853	29,063
AUD Currency	One-Touch	Bank of America N.A.	—	07/30/19	JPY	70.00	JPY	70.00	AUD	6,610	174,068
EUR Currency	One-Touch	Bank of America N.A.	—	11/27/19	USD	1.09	USD	1.09	EUR	1,130	87,276
EUR Currency	Under-and-In	BNP Paribas S.A.	—	12/20/19	USD	1.11	USD	1.16	EUR	44,900	67,975

											390,581

											$410,859

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	—	07/01/19	BRL	4.00	USD	4,524	$4
USD Currency	Morgan Stanley & Co. International PLC	—	07/05/19	KRW	1,195.00	USD	2,852	171
USD Currency	BNP Paribas S.A.	—	07/11/19	TWD	31.60	USD	7,164	2,815
USD Currency	HSBC Bank PLC	—	07/11/19	TWD	31.20	USD	5,731	10,969
USD Currency	Deutsche Bank AG	—	07/12/19	TRY	6.65	USD	3,534	102
USD Currency	BNP Paribas S.A.	—	07/18/19	TWD	31.50	USD	7,185	6,763
USD Currency	Bank of America N.A.	—	07/19/19	CAD	1.36	USD	5,899	408

48

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	—	07/19/19	TWD	31.00	USD	27,943	$132,197
USD Currency	Bank of America N.A.	—	07/24/19	TWD	31.10	USD	7,409	29,245
USD Currency	BNP Paribas S.A.	—	07/25/19	CNH	7.02	USD	169,950	273,912
USD Currency	HSBC Bank PLC	—	07/26/19	CNH	7.03	USD	1,123,869	1,735,136
Hang Seng China Enterprises Index	Citibank N.A.	42	07/30/19	HKD	11,245.54	HKD	22,852	20,544
USD Currency	Bank of America N.A.	—	07/30/19	CAD	1.33	USD	5,946	13,122
USD Currency	JPMorgan Chase Bank N.A.	—	07/30/19	TWD	31.10	USD	37,161	162,790
AUD Currency	HSBC Bank PLC	—	07/31/19	USD	0.71	AUD	6,385	29,624
EUR Currency	Bank of America N.A.	—	08/01/19	USD	1.15	EUR	358,775	1,293,639

								3,711,441
Put
USD Currency	Bank of America N.A.	—	07/02/19	MXN	19.00	USD	4,409	2,428
AUD Currency	Bank of America N.A.	—	07/03/19	USD	0.68	AUD	6,097	68
AUD Currency	BNP Paribas S.A.	—	07/03/19	USD	0.68	AUD	6,097	77
USD Currency	JPMorgan Chase Bank N.A.	—	07/03/19	PLN	3.75	USD	5,899	38,314
USD Currency	JPMorgan Chase Bank N.A.	—	07/05/19	KRW	1,150.00	USD	8,557	19,246
USD Currency	JPMorgan Chase Bank N.A.	—	07/05/19	KRW	1,165.00	USD	5,705	51,179
USD Currency	Morgan Stanley & Co. International PLC	—	07/05/19	KRW	1,140.00	USD	8,557	5,377
USD Currency	Deutsche Bank AG	—	07/09/19	MXN	19.06	USD	5,950	17,608
USD Currency	BNP Paribas S.A.	—	07/11/19	IDR	14,100.00	USD	8,589	32,367
USD Currency	Deutsche Bank AG	—	07/11/19	BRL	3.78	USD	5,853	23,639
USD Currency	Deutsche Bank AG	—	07/11/19	IDR	14,400.00	USD	5,726	110,277
GBP Currency	Barclays Bank PLC	—	07/15/19	USD	1.25	GBP	104,095	90,745
USD Currency	Bank of America N.A.	—	07/19/19	BRL	4.02	USD	5,745	277,700
USD Currency	Morgan Stanley & Co. International PLC	—	08/07/19	CNH	6.70	USD	36,300	41,688
USD Currency	HSBC Bank PLC	—	08/12/19	KRW	1,125.00	USD	25,690	44,110
USD Currency	Deutsche Bank AG	—	08/23/19	KRW	1,125.00	USD	5,927	13,960
USD Currency	JPMorgan Chase Bank N.A.	—	09/03/19	KRW	1,125.00	USD	36,424	109,782
EUR Currency	BNP Paribas S.A.	—	11/27/19	USD	1.11	EUR	57,240	230,480
EUR Currency	JPMorgan Chase Bank N.A.	—	04/29/20	USD	1.16	EUR	15,191	332,967

								1,442,012

								$5,153,453

CONSOLIDATED SCHEDULE OF INVESTMENTS	49

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	1,345	07/19/19	USD	88.00	USD	11,726	$(7,398)
Euro Dollar Futures	3,500	12/16/19	USD	98.38	USD	858,288	(590,625)
Euro Dollar Futures	538	12/14/20	USD	98.00	USD	132,409	(790,188)

							(1,388,211)

Put
U.S. Treasury Notes (10 Year)	2,210	07/05/19	USD	127.00	USD	282,811	(172,656)
Euro Dollar (1 Year) Mid-Curve	2,179	07/12/19	USD	97.88	USD	536,279	(13,619)
U.S. Treasury Notes (10 Year)	249	08/23/19	USD	126.00	USD	31,864	(54,469)
Euro Dollar Futures	2,736	12/16/19	USD	97.38	USD	670,936	(34,200)

							(274,944)

							$(1,663,155)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value
Call
USD Currency	Deutsche Bank AG	—	07/01/19	BRL	4.00	USD	4,524	$(5)
USD Currency	JPMorgan Chase Bank N.A.	—	07/05/19	KRW	1,195.00	USD	2,852	(169)
USD Currency	Deutsche Bank AG	—	07/11/19	BRL	3.95	USD	5,853	(12,130)
USD Currency	HSBC Bank PLC	—	07/11/19	TWD	31.60	USD	7,164	(2,812)
USD Currency(a)	Deutsche Bank AG	—	07/12/19	TRY	7.20	USD	3,534	—
USD Currency	HSBC Bank PLC	—	07/19/19	TWD	31.00	USD	27,943	(132,197)
USD Currency	BNP Paribas S.A.	—	07/25/19	CNH	6.95	USD	56,650	(166,056)
USD Currency	HSBC Bank PLC	—	07/26/19	CNH	6.96	USD	374,623	(1,030,453)
Hang Seng China Enterprises Index	Citibank N.A.	42	07/30/19	HKD	11,791.44	HKD	22,852	(3,887)
USD Currency	Bank of America N.A.	—	08/22/19	TWD	31.60	USD	7,409	(16,579)
USD Currency	Deutsche Bank AG	—	08/23/19	KRW	1,195.00	USD	5,927	(14,809)

								(1,379,097)

Put
AUD Currency	Citibank N.A.	—	07/03/19	USD	0.68	AUD	12,194	(147)
USD Currency	JPMorgan Chase Bank N.A.	—	07/05/19	KRW	1,140.00	USD	8,557	(5,428)
USD Currency	Deutsche Bank AG	—	07/11/19	IDR	14,100.00	USD	8,589	(32,317)
GBP Currency	Citibank N.A.	—	07/15/19	USD	1.25	GBP	104,095	(89,883)
USD Currency	Bank of America N.A.	—	07/19/19	BRL	3.92	USD	8,617	(225,112)
AUD Currency	HSBC Bank PLC	—	07/31/19	USD	0.69	AUD	6,385	(9,549)
EUR Currency	BNP Paribas S.A.	—	11/27/19	USD	1.09	EUR	76,720	(141,612)

								(504,048)

								$(1,883,145)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

50

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

OTC Interest Rate Swaptions Written

						Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
10-Year Interest Rate Swap, 06/22/32	1.90%	Semi- Annual	3-month LIBOR, 2.32%	Quarterly	Morgan Stanley & Co. International PLC	06/20/22	1.90%	USD	438,240	$(1,209,829)
Put
10-Year Interest Rate Swap, 06/22/32	3-month LIBOR, 2.32%	Quarterly	2.40%	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/22	2.40%	USD	438,240	(1,223,070)

										$(2,432,899)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	USD	71,835	$(1,573,370)	$(1,328,889)	$(244,481)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	B+	USD	3,700	$286,594	$263,706	$22,888

(a)	Using S&P Global Ratings (“S&P”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date		Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.15%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD		137,833	$(2,883,420)	$3,212	$(2,886,632)

Centrally Cleared Interest Rate Swaps

				Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund

Rate	Frequency	Rate	Frequency
28-day MXIBTIIE, 8.49%	Monthly	8.21%	Monthly	N/A	10/07/20	MXN	665,409	$164,721	$37	$164,684
3-month Canadian Bankers Acceptances, 1.97%	Semi-Annual	1.71%	Semi-Annual	N/A	06/20/21	CAD	496,410	(509,182)	12,391	(521,573)
3-month Canadian Bankers Acceptances, 1.97%	Semi-Annual	1.77%	Semi-Annual	N/A	06/26/21	CAD	56,565	(3,779)	439	(4,218)

CONSOLIDATED SCHEDULE OF INVESTMENTS	51

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

3-month Canadian Bankers Acceptances, 1.97%	Semi-Annual	1.76%	Semi-Annual	N/A	06/26/21	CAD	56,565	$(16,477)	$456	$(16,933)
2.10%	Quarterly	3-month Australian Bank Bill Rate 1.20%	Quarterly	N/A	08/23/21	AUD	10,284	(171,188)	65	(171,253)
6.73%	Quarterly	6-month JIBAR, 7.40%	Quarterly	9/18/19(a)	09/18/21	ZAR	567,520	(34,104)	164	(34,268)
6.74%	Quarterly	6-month JIBAR, 7.40%	Quarterly	9/18/19(a)	09/18/21	ZAR	567,520	(41,505)	164	(41,669)
2.29%	Semi-Annual	6-month Australian Bank Bill Rate, 1.22%	Semi-Annual	N/A	11/02/21	AUD	5,057	(99,411)	80	(99,491)
2.58%	Semi-Annual	3-month Canadian Bankers Acceptances, 1.97%	Semi-Annual	N/A	12/03/21	CAD	15,645	(241,620)	255	(241,875)
6-month CIBOR, (0.24)%	Semi-Annual	0.12%	Annual	N/A	12/06/21	DKK	92,248	152,618	2,028	150,590
6-month NIBOR, 1.72%	Semi-Annual	1.67%	Annual	N/A	12/06/21	NOK	123,771	98,023	95	97,928
6-month STIBOR, 0.06%	Quarterly	0.17%	Annual	N/A	12/06/21	SEK	128,311	91,532	1,571	89,961
3.01%	Semi-Annual	3-month LIBOR, 2.32%	Quarterly	N/A	12/07/21	USD	11,851	(353,970)	(3,125)	(350,845)
7.11%	Monthly	28-day MXIBTIIE, 8.49%	Monthly	N/A	10/14/22	MXN	146,271	42,024	69	41,955
7.11%	Monthly	28-day MXIBTIIE, 8.49%	Monthly	N/A	10/14/22	MXN	110,975	31,024	52	30,972
2.05%	Semi-Annual	3-month LIBOR, 2.32%	Quarterly	10/03/19(a)	11/30/23	USD	173,703	(2,444,040)	12,695	(2,456,735)
2.62%	Semi-Annual	3-month Canadian Bankers Acceptances, 1.97%	Semi-Annual	N/A	12/03/23	CAD	9,604	(287,268)	(816)	(286,452)
6-month EURIBOR, (0.31)%	Semi-Annual	0.28%	Annual	N/A	12/04/23	EUR	7,490	225,230	996	224,234
6-month CIBOR, (0.24)%	Semi-Annual	0.42%	Annual	N/A	12/06/23	DKK	55,726	256,745	4,264	252,481
6-month STIBOR, 0.06%	Quarterly	0.51%	Annual	N/A	12/06/23	SEK	77,818	194,839	2,391	192,448
3.00%	Semi-Annual	3-month LIBOR, 2.32%	Quarterly	N/A	12/07/23	USD	7,311	(393,758)	(3,653)	(390,105)
28-day MXIBTIIE, 8.49%	Monthly	8.13%	Monthly	N/A	02/02/24	MXN	168,229	303,084	383	302,701
28-day MXIBTIIE, 8.49%	Monthly	8.14%	Monthly	N/A	02/05/24	MXN	120,900	219,114	125	218,989

52

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

28-day MXIBTIIE, 8.49%	Monthly	7.81%	Monthly	N/A	05/27/24	MXN	360,214	$425,718	$510	$425,208
1.77%	Annual	6-month NIBOR, 1.72%	Semi-Annual	N/A	06/05/24	NOK	60,000	(10,029)	68	(10,097)
28-day MXIBTIIE, 8.49%	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	73,475	(190,982)	339	(191,321)
3-month LIBOR, 2.32%	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	2,360	56,334	22	56,312
2.27%	Semi-Annual	3-month LIBOR, 2.32%	Quarterly	N/A	09/11/25	USD	1,800	(59,294)	23	(59,317)
2.91%	Semi-Annual	3-month LIBOR, 2.32%	Quarterly	N/A	08/23/26	USD	3,692	(293,846)	(46)	(293,800)
0.16%	Annual	6-month EURIBOR, (0.31)%	Semi-Annual	9/10/19(a)	08/15/28	EUR	146,855	(615,148)	2,548	(617,696)
0.20%	Annual	6-month EURIBOR, (0.31)%	Semi-Annual	9/10/19(a)	08/15/28	EUR	146,855	(1,242,018)	2,545	(1,244,563)
0.14%	Annual	6-month EURIBOR, (0.31)%	Semi-Annual	9/10/19(a)	08/15/28	EUR	74,460	(185,543)	1,299	(186,842)
0.15%	Annual	6-month EURIBOR, (0.31)%	Semi-Annual	9/10/19(a)	08/15/28	EUR	74,460	(256,431)	1,299	(257,730)
2.93%	Semi-Annual	3-month LIBOR, 2.32%	Quarterly	N/A	08/24/28	USD	8,170	(751,211)	128	(751,339)
3.16%	Semi-Annual	3-month LIBOR, 2.32%	Quarterly	N/A	10/03/28	USD	4,519	(478,419)	71	(478,490)
2.75%	Semi-Annual	3-month Canadian Bankers Acceptances, 1.97%	Semi-Annual	N/A	12/03/28	CAD	5,110	(316,197)	(2,133)	(314,064)
6-month EURIBOR, (0.31)%	Semi-Annual	0.88%	Annual	N/A	12/04/28	EUR	3,872	340,487	649	339,838
6-month CIBOR, (0.24)%	Semi-Annual	1.03%	Annual	N/A	12/06/28	DKK	28,735	372,657	7,785	364,872
6-month STIBOR, 0.06%	Quarterly	1.16%	Annual	N/A	12/06/28	SEK	40,557	299,896	6,807	293,089
3.08%	Semi-Annual	3-month LIBOR, 2.32%	Quarterly	N/A	12/07/28	USD	3,916	(389,500)	(2,139)	(387,361)
1.86%	Annual	6-month NIBOR, 1.72%	Semi-Annual	N/A	06/05/29	NOK	32,000	(9,089)	63	(9,152)
2.91%	Semi-Annual	3-month Canadian Bankers Acceptances, 1.97%	Semi-Annual	N/A	12/03/48	CAD	2,165	(304,611)	(444)	(304,167)
6-month EURIBOR, (0.31)%	Semi-Annual	1.46%	Annual	N/A	12/04/48	EUR	1,518	367,519	93	367,426
1.73%	Semi-Annual	6-month GBP LIBOR, 0.85%	Semi-Annual	N/A	12/04/48	GBP	1,134	(180,208)	1,687	(181,895)

CONSOLIDATED SCHEDULE OF INVESTMENTS	53

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

6-month CIBOR, (0.24)%	Semi-Annual	1.53%	Annual	N/A	12/06/48	DKK	11,141	$389,187	$699	$388,488
6-month STIBOR, 0.06%	Quarterly	1.68%	Annual	N/A	12/06/48	SEK	16,157	294,309	2,308	292,001
3.19%	Semi-Annual	3-month LIBOR, 2.32%	Quarterly	N/A	12/07/48	USD	1,695	(362,106)	(1,494)	(360,612)

								$(5,915,873)	$53,813	$(5,969,686)

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Frontier Communications Corp.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/19	USD	1,049	$141,471	$51,042	$90,429
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/20	USD	2,050	(86,285)	(83,261)	(3,024)
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	3,095	(150,932)	(138,947)	(11,985)
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	930	(45,353)	(41,942)	(3,411)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	7,452	(48,919)	12,758	(61,677)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	09/20/20	USD	7,452	(54,846)	22,950	(77,796)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(15,398)	(1,656)	(13,742)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(12,781)	(106)	(12,675)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(10,164)	(1,204)	(8,960)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(15,052)	(1,243)	(13,809)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(13,088)	(797)	(12,291)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	32,023	(4,087)	(601)	(3,486)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(3,742)	(533)	(3,209)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(3,742)	(502)	(3,240)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(3,742)	(398)	(3,344)
Mitsubishi Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	47,573	(6,164)	(1,976)	(4,188)
Mitsubishi Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(3,800)	(1,048)	(2,752)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	58,651	(7,553)	(823)	(6,730)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(3,777)	(305)	(3,472)
National Australia Bank Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(12,918)	(402)	(12,516)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	810	(12,620)	5,961	(18,581)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	460	(7,169)	3,527	(10,696)
Standard Chartered Bank	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	610	(9,505)	2,000	(11,505)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	(3,739)	1,879	(5,618)
Sumitomo Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	24,938	(3,170)	309	(3,479)
Sumitomo Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	(3,218)	538	(3,756)
Westpac Banking Corp.	1.00%	Quarterly	Citibank N.A.	12/20/20	USD	1,000	(12,913)	(938)	(11,975)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank PLC	06/20/21	USD	1,661	529,580	409,639	119,941
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank PLC	06/20/21	USD	1,049	332,994	298,198	34,796

54

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank PLC	06/20/21	USD	725	$231,153	$178,801	$52,352
Transocean, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/22	USD	2,172	157,474	198,347	(40,873)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	(67,061)	100,029	(167,090)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,150	(66,491)	69,191	(135,682)
KB Home	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(297,461)	(160,796)	(136,665)
Realogy Group LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,069	89,216	(9,398)	98,614
RR Donnelley & Sons Co.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	133,554	48,617	84,937
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	2,891	(18,291)	(17,158)	(1,133)
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas S.A.	06/20/24	USD	16,100	366,724	516,072	(149,348)
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas S.A.	06/20/24	USD	4,420	100,678	141,679	(41,001)
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	35,147	800,571	1,048,611	(248,040)
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	20,173	459,499	655,336	(195,837)
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	5,517	125,666	179,224	(53,558)
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	06/20/24	USD	1,025	166,633	136,480	30,153
Republic of Argentina	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	589	95,753	74,880	20,873
Republic of Argentina	5.00%	Quarterly	HSBC Bank PLC	06/20/24	USD	1,100	178,825	136,325	42,500
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	27,530	(123,411)	256,424	(379,835)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	25,361	782,455	1,071,776	(289,321)
Republic of the Philippines	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	18,990	(475,278)	(287,400)	(187,878)
Republic of Turkey	1.00%	Quarterly	BNP Paribas S.A.	06/20/24	USD	5,400	682,811	513,826	168,985
Republic of Turkey	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/24	USD	6,175	780,756	591,949	188,807
State of Qatar	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/24	USD	4,095	(72,506)	(59,564)	(12,942)
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(4,756)	(42,260)	37,504
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(4,755)	(42,223)	37,468
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(4,655)	(41,325)	36,670
Tenet Healthcare Corp.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(2,024)	(6,859)	4,835
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	15,739	76,358	263,402	(187,044)
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	4,219	20,470	70,611	(50,141)
United Mexican States	1.00%	Quarterly	HSBC Bank PLC	06/20/24	USD	25,287	122,674	435,263	(312,589)
United Mexican States	1.00%	Quarterly	HSBC Bank PLC	06/20/24	USD	6,779	32,885	116,682	(83,797)
CMBX.NA.9.AAA	0.50%	Annual	Credit Suisse International	09/17/58	USD	4,540	(46,551)	53,066	(99,617)
CMBX.NA.9.AAA	0.50%	Annual	Deutsche Bank AG	09/17/58	USD	3,620	(37,118)	42,925	(80,043)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	5,570	(57,112)	71,436	(128,548)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	3,050	(31,273)	35,650	(66,923)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	2,530	(25,941)	29,572	(55,513)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	67,765	73,048	(5,283)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	6,646	11,730	(5,084)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	5,562	(48,348)	(1,768)	(46,580)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	2,289	(19,897)	434	(20,331)
CMBX.NA.6.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	05/11/63	USD	850	84,909	81,717	3,192

							$4,609,914	$7,066,471	$(2,456,557)

CONSOLIDATED SCHEDULE OF INVESTMENTS	55

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

United Mexican States	1.00%	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	7,452	$48,919	$(14,788)	$63,707
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	09/20/20	A+	USD	1,000	11,227	(1,985)	13,212
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	09/20/20	A+	USD	1,000	11,227	(2,099)	13,326
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	09/20/20	BBB+	USD	7,452	54,846	(19,993)	74,839
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	1,825	25,343	(15,030)	40,373
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/23	B-	USD	2,050	103,531	132,000	(28,469)
Beazer Homes USA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	1,036	52,320	37,271	15,049
Beazer Homes USA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	622	31,392	22,992	8,400
CMBX.NA.7.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	4,977	54,095	(148,613)	202,708
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	A	USD	12	(46)	(966)	920
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	A	USD	29	(109)	(2,465)	2,356
CMBX.NA.3.AM	0.50%	Monthly	JPMorgan Chase Bank N.A.	12/13/49	A	USD	63	(236)	(5,042)	4,806
CMBX.NA.4.AM	0.50%	Annual	Deutsche Bank AG	02/17/51	A-	USD	0	(3)	(61)	58
CMBX.NA.8.A	2.00%	Annual	Goldman Sachs International	10/17/57	Not Rated	USD	1,146	17,379	(62,047)	79,426
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	Not Rated	USD	440	6,673	(42,643)	49,316
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	906	(29,517)	(107,721)	78,204
CMBX.NA.9.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	955	(31,113)	(83,761)	52,648
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,060	(34,534)	(53,228)	18,694
CMBX.NA.9.BBB-	3.00%	Quarterly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	486	(15,833)	(29,339)	13,506
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340	31,632	(144,023)	175,655
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670	15,816	(73,222)	89,038
CMBX.NA.10.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(1,893)	(5,119)	3,226
CMBX.NA.6.BBB-	3.00%	Annual	Credit Suisse International	05/11/63	BB+	USD	850	(84,908)	(66,174)	(18,734)

								$266,208	$(686,056)	$952,264

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

3.27%	Quarterly	3-month LIBOR, 2.60%	Semi-Annual	Deutsche Bank AG	05/16/21	USD	9,510	$(262,907)	$—	$(262,907)
1-day BZDIOVER, 0.02%	At Termination	8.27%	At Termination	JPMorgan Chase Bank N.A.	01/02/23	BRL	62,487	1,063,701	—	1,063,701
1-day BZDIOVER, 0.02%	At Termination	8.49%	At Termination	Citibank N.A.	01/02/25	BRL	62,394	1,504,773	—	1,504,773
5.73%	Monthly	28-day MXIBTIIE, 8.52%	Monthly	Bank of America N.A.	01/03/25	MXN	23,376	88,026	262	87,764
28-day MXIBTIIE, 8.52%	Monthly	6.33%	Monthly	Citibank N.A.	06/09/25	MXN	14,869	(38,081)	(65)	(38,016)

56

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

28-day MXIBTIIE, 8.52%	Monthly	6.33%	Monthly	Citibank N.A.	07/17/25	MXN	36,610	$(94,681)	$(125)	$(94,556)
28-day MXIBTIIE, 8.52%	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	109,616	(290,544)	(368)	(290,176)
6.31%	Monthly	28-day MXIBTIIE, 8.52%	Monthly	Bank of America N.A.	08/11/25	MXN	36,783	98,237	154	98,083
6.31%	Monthly	28-day MXIBTIIE, 8.52%	Monthly	Bank of America N.A.	08/11/25	MXN	36,783	98,237	154	98,083
6.31%	Monthly	28-day MXIBTIIE, 8.52%	Monthly	Deutsche Bank AG	08/11/25	MXN	136,536	365,662	571	365,091
28-day MXIBTIIE, 8.52%	Monthly	6.27%	Monthly	Bank of America N.A.	12/05/25	MXN	4,348	(12,764)	(40)	(12,724)

								$2,519,659	$543	$2,519,116

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1-month LIBOR minus 0.70%, 2.40%	Monthly	BNP Paribas S.A.	08/06/19	USD	566	$(31,765)	$—	$(31,765)
Charter Communications, Inc.	Monthly	1-month LIBOR plus 0.10%, 2.40%	Monthly	Citibank N.A.	08/06/19	USD	574	(10,728)	—	(10,728)
Charter Communications, Inc.	Monthly	1-month LIBOR, 2.40%	Monthly	BNP Paribas S.A.	08/27/19	USD	1,143	(50,399)	—	(50,399)
Canadian Natural Resources Ltd.	Quarterly	3-month LIBOR minus 0.45%, 2.32%	Quarterly	BNP Paribas S.A.	11/27/19	USD	534	(18,776)	—	(18,776)
Superior Energy Services, Inc.	Quarterly	3-month LIBOR minus 0.45%, 2.32%	Quarterly	BNP Paribas S.A.	01/31/20	USD	86	153,117	—	153,117
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1-month LIBOR minus 0.47%, 2.40%	Monthly	Merrill Lynch International	03/17/20	USD	1,323	(94,214)	—	(94,214)
Occidental Petroleum Corp.	Quarterly	3-month LIBOR, 2.32%	Quarterly	BNP Paribas S.A.	05/15/20	USD	2,750	147,040	—	147,040
Superior Energy Services, Inc.	Quarterly	3-month LIBOR minus 0.15%, 2.32%	Quarterly	Citibank N.A.	05/15/20	USD	199	212,706	—	212,706
Superior Energy Services, Inc.	Quarterly	3-month LIBOR minus 0.15%, 2.32%	Quarterly	Citibank N.A.	05/15/20	USD	116	124,138	—	124,138

CONSOLIDATED SCHEDULE OF INVESTMENTS	57

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

Superior Energy Services, Inc.	Quarterly	3-month LIBOR minus 0.15%, 2.32%	Quarterly	Citibank N.A.	05/15/20	USD	111	$103,975	$—	$103,975
Sprint Corp.	Quarterly	3-month LIBOR, 2.32%	Quarterly	Citibank N.A.	06/11/20	USD	783	2,517	—	2,517
Sprint Corp.	Quarterly	3-month LIBOR, 2.32%	Quarterly	Citibank N.A.	06/11/20	USD	783	883	—	883
Intelsat SA	Quarterly	3-month LIBOR minus 0.52%, 2.32%	Quarterly	Credit Suisse International	06/11/20	USD	1,856	(3,397)	—	(3,397)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	118	(5,157)	—	(5,157)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	46	4,358	—	4,358
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	33	(1,751)	—	(1,751)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	29	(2,432)	—	(2,432)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	25	(1,263)	—	(1,263)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	19	1,982	—	1,982
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	17	3,739	—	3,739
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	13	(1,056)	—	(1,056)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	11	402	—	402

58

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	11	$1,888	$—	$1,888
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	10	(265)	—	(265)

								$535,542	$—	$535,542

OTC Correlation Swaps

Reference	Stirke Correlation Rate	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

GBP/EUR — GBP/USD	76.5%(a)	Citibank N.A.	07/17/19	GBP	13	$(75,968)	$—	$(75,968)
GBP/EUR — GBP/USD	75.0%(a)	Citibank N.A.	07/17/19	GBP	10	(74,297)	—	(74,297)

						$(150,265)	$—	$(150,265)

(a)	At expiration, the Master Portfolio pays or receives an amount based on the difference between the strike correlation rate and the realized price correlation.

Currency Abbreviations

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

COP	Colombian Peso

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	US Dollar

ZAR	South African Rand

CONSOLIDATED SCHEDULE OF INVESTMENTS	59

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

Portfolio Abbreviations

ABS	Asset-Backed Security

AGM	Assurance Guaranty Municipal Corp.

AKA	Also Known As

AMBAC	AMBAC Assurance Corp.

BZDIOVER	Overnight Brazil CETIP - Interbank Rate

CIBOR	Copenhagen Interbank Offered Rate

CLO	Collateralized Loan Obligation

CPI	Consumer Price Index

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formerly Known As

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

OTC	Over-the-counter

PIK	Payment-in-kind

PSF	Permanent School Fund

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depositary Receipts

STIBOR	Stockholm Interbank Offered Rate

TA	Tax Allocation

TBA	To-be-announced

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

60

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,443,421,291	$119,924,467	$1,563,345,758
Common Stocks(a)	44,217,781	—	—	44,217,781
Corporate Bonds(a)	—	5,349,053,875	1,410,266	5,350,464,141
Floating Rate Loan Interests(a)	—	151,883,659	156,219,655	308,103,314
Foreign Agency Obligations	—	104,425,853	—	104,425,853
Foreign Government Obligations	—	508,117,660	—	508,117,660
Investment Companies	5,148,717	—	—	5,148,717
Non-Agency Mortgage-Backed Securities	—	739,165,636	59,183,942	798,349,578
Preferred Securities(a)	—	194,495,440	—	194,495,440
Taxable Municipal Bonds	—	800,135,216	—	800,135,216
U.S. Government Sponsored Agency Securities	—	7,294,008,078	—	7,294,008,078
U.S. Treasury Obligations	—	1,842,006,115	—	1,842,006,115
Warrants	140,633	—	—	140,633
Short-Term Securities:
Money Market Funds	138,617,459	—	—	138,617,459
U.S. Treasury Obligations	—	5,135,021	—	5,135,021
Options Purchased:
Equity contracts	2,029,495	65,164	—	2,094,659
Foreign currency exchange contracts	—	5,543,768	—	5,543,768
Interest rate contracts	708,256	1,856,531	—	2,564,787
Liabilities:
TBA Sale Commitments	—	(2,770,546,224)	—	(2,770,546,224)

Subtotal	$190,862,341	$15,668,767,083	$336,738,330	$16,196,367,754

Investments Valued at Net Asset Value (“NAV”)(b)				27,317

Total Investments				$16,196,395,071

(a) See above Consolidated Schedule of Investments for values in each industry.

(b) Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$2,074,411	$—	$2,074,411
Equity contracts	—	756,745	—	756,745
Foreign currency exchange contracts	—	16,185,759	—	16,185,759
Interest rate contracts	28,122,861	7,511,672	—	35,634,533
Liabilities:
Credit contracts	—	(3,800,297)	—	(3,800,297)
Equity contracts	(754,946)	(225,090)	—	(980,036)
Foreign currency exchange contracts	—	(14,082,811)	—	(14,082,811)
Interest rate contracts	(3,544,412)	(13,395,141)	—	(16,939,553)
Other contracts	—	(2,886,632)	—	(2,886,632)

	$23,823,503	$(7,861,384)	—	$15,962,119

(a) Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

CONSOLIDATED SCHEDULE OF INVESTMENTS	61

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	Master Total Return Portfolio of Master Bond LLC

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities
Assets:
Opening Balance, as of September 30, 2018	$61,899,804	$218,040	$111,000,003	$127,990,875	$60,105,857
Transfers into Level 3	25,955,285	—	34,521	59,686,847	1,880,091
Transfers out of Level 3	(19,008,110)	—	—	(15,913,870)	(6,944,467)
Accrued discounts/premiums	213,817	—	—	31,044	376,197
Net realized gain (loss)	1,066,344	(342,007)	—	116,271	(3,157,499)
Net change in unrealized appreciation (depreciation)(a)	(884,998)	324,431	33,644	(3,301,562)	1,968,266
Purchases	87,898,227	—	1,473,000	62,287,169	26,416,175
Sales	(37,215,902)	(200,464)	(111,130,902)	(74,677,119)	(21,460,678)

Closing Balance, as of June 30, 2019	$119,924,467	$—	$1,410,266	$156,219,655	$59,183,942

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019(a)	$(1,206,829)	$—	$33,644	$(3,378,308)	$(2,300,835)

		Preferred Securities	U.S. Government Sponsored Agency Securities	Options Purchased	Total
Assets:
Opening Balance, as of September 30, 2018		$240,721	$840,797	$39	$362,296,136
Transfers into Level 3		—	—	—	87,556,744
Transfers out of Level 3		—	—	—	(41,866,447)
Accrued discounts/premiums		—	—	—	621,058
Net realized gain (loss)		(867,195)	(93,030)	—	(3,277,116)
Net change in unrealized appreciation (depreciation)(a)		847,791	73,932	(39)	(938,535)
Purchases		—	—	—	178,074,571
Sales		(221,317)	(821,699)	—	(245,728,081)

Closing Balance, as of June 30, 2019		$—	$—	$—	$336,738,330

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019(a)		$—	$—	$—	$(6,852,328)

(a) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Foreign Currency Exchange Contracts
	Assets	Liabilities
Opening Balance, as of September 30, 2018	$—	$(39)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	—	39
Purchases	—	—
Issues	—	—
Sales	—	—
Settlements	—	—

Closing Balance, as of June 30, 2019	$—	$—

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at June 30, 2019(a)	$—	$—

(a) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

62